NorthPointe  Small  Cap  Value  Fund

March  1,  2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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TABLE  OF  CONTENTS

FUND SUMMARY. . . . . . . . . . . . . . .            2

MORE ABOUT THE FUND. . . . . . . . . . . .           5
Principal Investments and Techniques
Principal Risks
Temporary Investments

MANAGEMENT . . . . . . . . . . . . . . . .           7
Investment Adviser
Subadviser

BUYING, SELLING AND EXCHANGING FUND SHARES           8
Buying Shares
Selling Shares
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES
                                                    11
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS . . . . . . . . . . .          13

ADDITIONAL INFORMATION . . . . . . . . . .  BACK COVER

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FUND  SUMMARY  -  NORTHPOINTE  SMALL  CAP  VALUE  FUND

This prospectus provides information about the NorthPointe Small Cap Value Fund (the "Fund"), a series of Gartmore Mutual Funds (the "Trust"). The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More about the Fund" beginning on page
5. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of common stock of the company multiplied by the current share price.

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks long-term capital appreciation through investment in common stocks or their equivalents.

The Fund's investment adviser, Gartmore Mutual Fund Capital Trust ("GMF"), has selected NorthPointe Capital LLC as the subadviser to manage the Fund's portfolio on a day to day basis. The Fund pursues its investment objective by investing, under normal conditions, at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are those whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index1 ("Russell 2000"). The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2,000 companies, known as "small cap" companies, which have small market capitalizations relative to the market capitalizations of other U.S. companies. As of January 31, 2004, the market capitalizations of companies in the Russell 2000 ranged from $22 million to $2.7 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 2000 Index may, at any given time, be higher or lower.

The Fund invests primarily in stocks of U.S. and foreign companies, which it considers to be "value" companies. These companies have good earnings growth potential and the Fund's subadviser believes that the market has undervalued them. The Fund will also invest in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the subadviser believes have favorable prospects for recovery).

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1 The Russell 2000 Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

Smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

In addition to investing in small cap companies, the Fund may also invest in larger capitalization companies and in real estate investment trusts ("REITs").

The subadviser considers selling a security if there are more attractive securities available, if the business environment is changing, if the price fits the subadviser's price target or to control the overall risk of the portfolio.

In making decisions on whether to buy or sell a security, the subadviser is not limited by the turnover rate of the Fund's portfolio. The subadviser may engage in frequent portfolio transactions, which will lead to higher transaction costs and may lead to additional tax consequences.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be affected in part by the subadviser's ability to assess economic conditions and investment opportunities.

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FUND  SUMMARY  -  NORTHPOINTE  SMALL  CAP  VALUE  FUND

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small capitalization companies are usually less stable in price and less liquid than the stocks of larger companies.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

FOREIGN RISK. Investments in these securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More About the Fund" beginning on page 5.

PERFORMANCE

The following bar chart and table shows two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis. The table shows the Fund's average annual total returns on a before-tax and after-tax basis for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-INSTITUTIONAL  CLASS  SHARES*  (YEARS  ENDED  DECEMBER  31)

2001     8.69%
2002   -12.02%
2003    42.49%

Best Quarter:.   21.59%  2nd qtr. of 2003
Worst Quarter:  -17.63%  3rd qtr. of 2002

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*    This  annual  return  does  not  reflect  the  effect  of  taxes.

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FUND  SUMMARY  -  NORTHPOINTE  SMALL  CAP  VALUE  FUND

                                                                     SINCE
AVERAGE ANNUAL RETURNS1 - AS OF DECEMBER 31, 2003        1 YEAR   INCEPTION2
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Institutional Class shares-Before Taxes . . . . . . . .   42.49%       13.66%
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Institutional Class shares-After Taxes on Distributions   40.63%       12.37%
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Institutional Class shares-After Taxes on
Distributions and Sale of Shares. . . . . . . . . . . .   28.42%       11.10%
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Russell 2000  Index3. . . . . . . . . . . . . . . . . .   47.25%        3.54%

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1 These returns reflect performance after expenses are deducted. The Fund does not impose sales charges.
2    The  Fund  began  operations  on  June  29,  2000.
3 The Russell 2000 Index is an unmanaged index that measures the performance of smaller U.S. companies. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding the Institutional Class shares of the Fund.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT). . . . .  None
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ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)
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Management Fees . . . . . . . . . . . . . . .  0.85%
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Distribution and/or Service (12b-1) Fees. . .   None
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Other Expenses. . . . . . . . . . . . . . . .  0.16%
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TOTAL ANNUAL FUND OPERATING EXPENSES. . . . .  1.01%
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Amount of Fee Waivers/Expense Reimbursements.  0.01%
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NET EXPENSES AFTER WAIVERS/REIMBURSEMENTS1. .  1.00%

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1 GMF, the Fund's investment adviser, and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses and short sale dividend expenses) to those listed in "Net Expenses After Waivers" at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursement made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitation for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
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Institutional Class shares  $   102  $    321  $    557  $   1,235

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MORE  ABOUT  THE  FUND

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITS. Real estate investment trusts ("REITs") are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REIT's are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated and the proceeds must be reinvested at an interest rate which may be lower than that of the original mortgage-backed securities.

PRINCIPAL  RISKS

SMALL CAP RISK. Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which the Fund invests may be in the technology and biotechnology industries. Small cap companies in these industries may be especially subject to abrupt or erratic price movements.

In  addition,  small  cap  companies  may:

-    Lack  depth  of  management
-    Lack  a  proven  track  record
-    Be  unable  to  generate  funds  necessary  for  growth  or  development
- Be developing or marketing new products or services for which markets are not yet established and may never become established
-    Market  products  or  services  which  may  become  quickly  obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

- COUNTRY - General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS - The Fund is subject to the risk that there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain foreign securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often may be higher in foreign countries than they are in the United
     States.  This  reduces  the  amount  the  Fund can earn on its investments.

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNT STANDARDS - Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do.

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MORE  ABOUT  THE  FUND

     Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio managers to completely and accurately determine a company's financial condition.

- CURRENCY - Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns as well as a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY  INVESTMENTS

Generally the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's subadviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

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MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Conshohocken, PA 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, GMF also monitors the performance of the Fund's subadviser. GMF is authorized to select and place portfolio investments on behalf of the Fund; however, GMF does not intend to do so at this time. GMF was organized in 1999 and manages mutual fund assets. As of January 30, 2004, GMF and its U.S. affiliates had approximately $38.2 billion in assets under management of which $21.7 billion was managed by GMF.

The Fund pays GMF a management fee which is based on the Fund's average daily net assets. The total management fee paid for the fiscal year ended October 31, 2003 (including fees paid to the Fund's subadviser) expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers, was 0.85%.

SUBADVISER

NorthPointe Capital, LLC ("NorthPointe"), 101 West Beaver Road, Suite 745, Troy, Michigan 48084 is the Fund's subadviser. Subject to the supervision of GMF and the Trustees, NorthPointe manages the Fund's assets in accordance with the Fund's investment objective and strategies. NorthPointe makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NorthPointe was organized in 1999 and also manages other Gartmore Funds, as well as institutional accounts.

Out of its management fee, GMF paid NorthPointe an annual subad-visory fee for the fiscal year ended October 31, 2003, based on the Fund's average daily net assets, of 0.85%.

PORTFOLIO MANAGERS. Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the Fund. Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000 and currently co-manage several Gartmore Funds. Between June 1995 and December 1999, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

BUYING  SHARES

The Fund's Institutional Class shares are available for purchase only by the following:

-    funds  of  funds  offered  by the Fund's distributor, Gartmore Distribution
     Services,  Inc.,  or  other  affiliates  of  the  Trust
- retirement plans if no third party administrator for the plan receives compensation from the Funds
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services
- High net worth individuals who invest directly with the Fund and who do not utilize a broker, investment adviser or other financial intermediary

Gartmore Distribution Services, Inc. is the Fund's Distributor (the "Distributor").

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its "net asset value" ("NAV") next determined after the order is received. Generally, NAV is based on the market value of the securities and other assets owned by the Fund less its liabilities divided by the Fund's total shares outstanding. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

MINIMUM  INVESTMENTS

To  open  an  account     $1,000,000
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Additional  investments      $50,000
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If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

The  Fund  does  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

If current prices are not available, or if Gartmore SA Capital Trust ("GSACT"), as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value determinations are required for securities whose value is affected by a "significant" event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and the calculation of the Fund's NAV. Typically this will involve events occurring after the close of a foreign market on which a security trades and before the next calculation of the Fund's NAV.

In particular, GSACT may determine that an investment should be valued at fair value if the value of a security held by a Fund has been materially affected by events occurring before the Fund's NAV is calculated but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

IN-KIND PURCHASES. The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUND'S AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV. Eligible entities wishing to purchase Fund shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV next determined after the Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or after an authorized intermediary of the Fund receives your order. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale.

CAPITAL  GAINS  TAXES
If you sell Fund shares you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes-Selling and Exchanging Fund Shares" on page 12.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind. The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of the Fund. Affiliated persons of the Fund include shareholders who are affiliates of the Fund's investment adviser and shareholders of the Fund owning 5% or more of the outstanding shares of the Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday clos- ings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

HOW  TO  PLACE  YOUR  SALE  ORDER

If you wish to sell your shares you should contact Customer Service at 1-800-848-0920 for information regarding such sales.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund offered by the Trust (the "Gartmore Funds") (except the Institutional Class Shares of any other Fund not currently accepting purchase orders) as long as both accounts have the same owner, and your first purchase in that new fund meets that fund's minimum investment requirement.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You should contact the Fund at 1-800-848-0920 to get information on how to request an exchange of shares. Your exchange will be processed on the date the Fund receives your request as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the request is received after the calculation of the Fund's NAV, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gart-morefunds.com. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

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In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

EXCHANGE  FEES

Each of the following Gartmore Funds (each of which offers Institutional shares like the Fund does) may assess the fee listed below on the total value of shares that are exchanged out of that Fund into another Gartmore Fund if you have held those shares for less than 90 days.

FUND                                   EXCHANGE FEE
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Gartmore Long-Short Equity Plus Fund          2.00%
Gartmore Micro Cap Equity Fund . . .          1.50%
Gartmore Mid Cap Growth Fund . . . .          1.50%

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's exchange fee from their customer's accounts. In addition, the exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose an exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or cannot report to the Fund sufficient information to impose an exchange fee on their customers' accounts.

To the extent that an exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  exchange  fee  does  not  apply  to:

-    Shares  exchanged  within  a  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent exchange must have occurred within the 90 day (or 30 day) period the fee is active.
- Shares exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares you exchange into the Gartmore Money Market Fund following the death or disability of a shareholder or exchange within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS                                                   1-800-848-0920

Our automated voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are also available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

10
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DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates, provided that certain holding periods are met. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by the Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in the Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use the Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

11
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DISTRIBUTIONS  AND  TAXES

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

12
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FINANCIAL  HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended October 31, 2002 and 2003 have been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, is included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

13
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FINANCIAL  HIGHLIGHTS

NORTHPOINTE  SMALL  CAP  VALUE  FUND

                                          INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                ---------------------------------------------------------------------------------------------------------------
                                                   NET
                                              REALIZED AND
                     NET                       UNREALIZED       TOTAL                                                  NET
                ASSET VALUE,        NET           GAINS         FROM          NET         NET                     ASSET VALUE,
                  BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL          END OF
                  OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS      PERIOD
                ---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31,
2000 (b) . . .  $       10.00           0.02          0.49         0.51        (0.01)         -           (0.01)  $       10.50
Year Ended October 31,
2001 . . . . .  $       10.50           0.13          0.62         0.75        (0.11)         -           (0.11)  $       11.14
Year Ended October 31,
2002 . . . . .  $       11.14           0.06         (0.69)       (0.63)       (0.06)     (0.63)          (0.69)  $        9.82
Year Ended October 31,
2003 . . . . .  $        9.82           0.03          3.72         3.75        (0.04)         -           (0.04)  $       13.53

                                                       RATIOS / SUPPLEMENTAL DATA
                --------------------------------------------------------------------------------------------------
                                                                                        RATIO OF NET
                                                      RATIO OF NET      RATIO OF         INVESTMENT
                                          RATIO OF     INVESTMENT       EXPENSES           INCOME
                            NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                            AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                  TOTAL       PERIOD         NET           NET         TO AVERAGE        TO AVERAGE      PORTFOLIO
                 RETURN       (000S)       ASSETS        ASSETS      NET ASSETS (A)    NET ASSETS (A)     TURNOVER
                --------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31,
2000 (b) . . .  5.14% (c)  $     23,359    1.00% (d)      0.82% (d)        1.79% (d)          0.03% (d)      49.93%
Year Ended October 31,
2001 . . . . .      7.13%  $     30,470        1.00%          1.00%            1.38%              0.62%     150.45%
Year Ended October 31,
2002 . . . . .    (6.43%)  $     29,961        1.00%          0.52%            1.06%              0.46%     105.59%
Year Ended October 31,
2003 . . . . .     38.25%  $     39,328        1.00%          0.25%            1.01%              0.23%     102.63%

--------------------------------------------------------------------------------
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(c)  Not  annualized.
(d)  Annualized.

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INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Fund:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds  3435
Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

GG-_____  3/04

--------------------------------------------------------------------------------

CORE  ASSET  ALLOCATION  Series

Gartmore  Investor  Destinations  Aggressive  Fund
Gartmore Investor Destinations Moderately Aggressive Fund Gartmore Investor Destinations Moderate Fund Gartmore Investor Destinations Moderately
Conservative  Fund  Gartmore  Investor  Destinations  Conservative  Fund

WWW.GARTMOREFUNDS.COM

PROSPECTUS
March  1,  2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------

TABLE  OF  CONTENTS

FUND SUMMARIES. . . . . . . . . . . . . . . . . . . .           2
Purpose of the Investor Destinations Series
Investment Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . . .          13
Principal Investment Strategies
Asset Classes and Underlying Investments of the Funds

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . .          16
Investment Adviser

BUYING, SELLING AND EXCHANGING FUND SHARES. . . . . .          17
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . .          27
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . .          29

ADDITIONAL INFORMATION
                                                       BACK COVER

1
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FUND  SUMMARIES

This Prospectus provides information about the Gartmore Investor Destinations Funds (together, the "Funds"), five funds offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 13. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

Each Fund has five different share classes-Class A, Class B, Class C, Class R and Service Class shares. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 17.

PURPOSE  OF  THE  INVESTOR  DESTINATIONS  SERIES

Each Fund provides an asset allocation option corresponding to different investment goals. Each Fund will invest primarily in other mutual funds which represent different asset classes in the Fund's target allocation.

This  Prospectus  includes  information  on  the  following  Funds:

     Gartmore  Investor  Destinations  Aggressive  Fund
     Gartmore  Investor  Destinations  Moderately  Aggressive  Fund
     Gartmore  Investor  Destinations  Moderate  Fund
     Gartmore  Investor  Destinations  Moderately  Conservative  Fund
     Gartmore  Investor  Destinations  Conservative  Fund

The  Funds  are  primarily  designed:

- To help achieve an investor's savings objectives through a pre-determined asset allocation program.
- To maximize long-term total returns at an acceptable level of risk through broad diversification among several asset classes.

In selecting a Fund, investors should consider their personal investment objectives, investment time horizons, risk tolerances, and financial circumstances.

2
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FUND  SUMMARIES

INVESTMENT  OBJECTIVE

The investment objective of each Fund is to maximize total investment return for a given level of risk. Each Fund will seek this objective through the principal strategies described below.

PRINCIPAL  STRATEGIES

THE  FUNDS  ARE  DESIGNED  TO PROVIDE DIVERSIFICATION ACROSS SEVERAL MAJOR ASSET
CLASSES: U.S. STOCKS (LARGE CAP, MID CAP AND SMALL CAP STOCKS), INTERNATIONAL STOCKS, BONDS AND SHORT-TERM INSTRUMENTS. THEY MAY SUIT A RANGE OF INDIVIDUAL INVESTMENT OBJECTIVES, TIME HORIZONS AND RISK TOLERANCES. Each Fund invests in different combinations of mutual funds ("Underlying Funds") and short-term investments as shown below.

The Funds invest in Underlying Funds which typically invest in stocks, bonds, or other securities with the goal of matching a specific stock or bond index. Each Fund has a target allocation mix of investments among some or all of the six asset classes shown below. The portfolio management team monitors each Fund's holdings and cash flow and will periodicaly adjust a Fund's asset allocation to realign it with its target allocations to maintain broad diversification. However, as a general matter, there are not expected to be large, sudden changes in a Fund's asset allocation.

Set forth below are the six asset classes in which the Funds may invest and the Underlying Funds and short-term investments which the portfolio management team has chosen to represent each asset class.

ASSET CLASS             PRIMARY UNDERLYING INVESTMENT
--------------------------------------------------------------------------------
U.S. STOCKS

LARGE CAP STOCKS . . .  GARTMORE S&P 500 INDEX FUND. The
                        Gartmore S&P 500 Index Fund seeks to
                        track the S&P 500 Index, an index that
                        includes 500 common stocks issued by
                        U.S. large capitalization companies.
--------------------------------------------------------------------------------
MID CAP STOCKS . . . .  GARTMORE MID CAP MARKET INDEX FUND.
                        The Gartmore Mid Cap Market Index Fund
                        seeks to track the S&P Mid-Cap 400 Index,
                        an index which includes 400 common
                        stocks issued by U.S. mid-capitalization
                        companies.
--------------------------------------------------------------------------------
SMALL CAP STOCKS . . .  GARTMORE SMALL CAP INDEX FUND. The
                        Gartmore Small Cap Index Fund seeks to
                        track the Russell 2000 Index, an index
                        which includes 2000 common stocks issued
                        by smaller U.S. capitalization companies.
--------------------------------------------------------------------------------
INTERNATIONAL STOCKS .  GARTMORE INTERNATIONAL INDEX FUND. The
                        Gartmore International Index Fund seeks to
                        track the Morgan Stanley Capital
                        International Europe, Australasia and Far
                        East (Capitalization Weighted) Index, an
                        index which includes stocks of companies
                        located, or whose stocks are traded on
                        exchanges, in developed countries
                        overseas.
--------------------------------------------------------------------------------
BONDS. . . . . . . . .  GARTMORE BOND INDEX FUND. The Gartmore
                        Bond Index Fund seeks to track the Lehman
                        Brothers U.S. Aggregate Bond Index, an
                        index which includes a broad-based mix of
                        U.S. dollar-denominated investment-grade
                        government and corporate bonds.
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  GARTMORE MORLEY ENHANCED INCOME FUND.
                        The Gartmore Morley Enhanced Income
                        Fund seeks to provide a high level of cur-rent income while preserving capital and minimizing market fluctuations in an investor's account value by investing in high-grade debt securities.

                        GARTMORE MONEY MARKET FUND. The
                        Gartmore Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and mainte-nance of liquidity by investing in money market obligations.

                        NATIONWIDE CONTRACT. The Nationwide
                        Contract is a non-registered fixed interest contract issued by Nationwide Life
                        Insurance Company and has a stable
                        principal value.

The Funds may also invest in other mutual funds chosen to complement the Underlying Funds and to further diversify each Fund.

The Underlying Funds and short-term investments in which the Funds invest may be changed at any time based on the portfolio management team's judgment.

Below  are  the  specific  target  allocations  for  each  Fund.

GARTMORE  INVESTOR  DESTINATIONS  AGGRESSIVE  FUND  (THE  AGGRESSIVE  FUND)

The Aggressive Fund pursues its goal of maximizing total investment return primarily by seeking growth of capital. The Aggressive Fund's allocation focuses on stock investments, both U.S. and international. The Aggressive Fund is generally appropriate for aggressive investors comfortable with risk, investors with long time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

3
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FUND  SUMMARIES

Asset Classes          Target Allocation Mix
--------------------------------------------
U.S. Stocks. . . . .                     65%
--------------------------------------------
Large Cap Stocks . .                     40%
--------------------------------------------
Mid Cap Stocks . . .                     15%
--------------------------------------------
Small Cap Stocks . .                     10%
--------------------------------------------
International Stocks                     30%
--------------------------------------------
Bonds. . . . . . . .                      5%
--------------------------------------------
TOTAL ALLOCATION . .                    100%

GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND (THE MODERATELY AGGRESSIVE FUND)

The Moderately Aggressive Fund pursues its goal of maximizing total investment return primarily by seeking growth of capital, but also income. The Moderately Aggressive Fund's allocation is weighted toward stock investments, while including some bonds and short-term investments to reduce volatility. The Moderately Aggressive Fund is generally appropriate for investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

Asset Classes            Target Allocation Mix
----------------------------------------------
U.S. Stocks. . . . . .                     55%
----------------------------------------------
Large Cap Stocks . . .                     35%
----------------------------------------------
Mid Cap Stocks . . . .                     15%
----------------------------------------------
Small Cap Stocks . . .                      5%
----------------------------------------------
International Stocks .                     25%
----------------------------------------------
Bonds. . . . . . . . .                     15%
----------------------------------------------
Short-Term Investments                      5%
----------------------------------------------
TOTAL ALLOCATION . . .                    100%

GARTMORE  INVESTOR  DESTINATIONS  MODERATE  FUND  (THE  MODERATE  FUND)

The Moderate Fund pursues its goal of maximizing total investment return by seeking growth of capital and income. The Moderate Fund's allocation is weighted toward stock investments while including a substantial portion in bonds and short-term investments to add income and reduce volatility. The Moderate Fund is generally appropriate for investors who have a lower tolerance for risk than more aggressive investors and are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns. Shorter term allocation may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

Asset Classes            Target Allocation Mix
----------------------------------------------
U.S. Stocks. . . . . .                     45%
----------------------------------------------
Large Cap Stocks . . .                     30%
----------------------------------------------
Mid Cap Stocks . . . .                     10%
----------------------------------------------
Small Cap Stocks . . .                      5%
----------------------------------------------
International Stocks .                     15%
----------------------------------------------
Bonds. . . . . . . . .                     25%
----------------------------------------------
Short-Term Investments                     15%
----------------------------------------------
TOTAL ALLOCATION . . .                    100%

GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND (THE MODERATELY CONSERVATIVE FUND)

The Moderately Conservative Fund pursues its goal of maximizing total investment return by seeking income and, secondarily, long term growth of capital. The Moderately Conservative Fund's allocation is weighted toward bond investments and short-term investments while including substantial stock investments for long term growth. The Moderately Conservative Fund is generally appropriate for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some market volatility in exchange for greater potential income and growth. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

Asset Classes            Target Allocation Mix
----------------------------------------------
U.S. Stocks. . . . . .                     30%
----------------------------------------------
Large Cap Stocks . . .                     20%
----------------------------------------------
Mid Cap Stocks . . . .                     10%
----------------------------------------------
International Stocks .                     10%
----------------------------------------------
Bonds. . . . . . . . .                     35%
----------------------------------------------
Short-Term Investments                     25%
----------------------------------------------
TOTAL ALLOCATION . . .                    100%

GARTMORE  INVESTOR  DESTINATIONS  CONSERVATIVE  FUND  (THE  CONSERVATIVE  FUND)

The Conservative Fund pursues its goal of maximizing total investment return by seeking income and, secondarily, long term growth of capital. The Conservative Fund's allocation focuses on bonds and short-term investments while including some stock investments for long-term growth. The Conservative Fund is generally appropriate for investors who have a low tolerance for risk and whose primary goal is income or who have a short time horizon. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

4
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Asset Classes           Target Allocation Mix
----------------------------------------------
U.S. Stocks. . . . . .                     15%
----------------------------------------------
Large Cap Stocks . . .                     10%
----------------------------------------------
Mid Cap Stocks . . . .                      5%
----------------------------------------------
International Stocks .                      5%
----------------------------------------------
Bonds. . . . . . . . .                     35%
----------------------------------------------
Short-Term Investments                     45%
----------------------------------------------
TOTAL ALLOCATION . . .                    100%

For more information about the Funds' investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

PRINCIPAL  RISKS

Because the value of your investment in a Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio management team's ability to assess economic conditions and investment opportunities.

RISKS  APPLICABLE  TO  THE  INVESTOR  DESTINATIONS  FUNDS

PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds and short-term investments, which means that the investment performance of each Fund is directly related to the investment performance of these underlying investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the underlying investments and the ability of an underlying investment to meet its own investment objective. It is possible that an underlying investment will fail to execute its investment strategies effectively. As a result, an underlying investment may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any underlying investment will be achieved.

ASSET ALLOCATION RISK. Because the Underlying Funds and short-term investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation. As described below, each Fund is subject in varying degrees to stock market risk, bond market risk (primarily interest rate risk and credit risk), selection risk, the risk of inflation and foreign risk.

RISKS  OF  THE  UNDERLYING  INVESTMENTS

The following are risks applicable to the underlying investments and their corresponding asset classes. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. For example, the Aggressive Fund, the Moderately Aggressive Fund and the Moderate Fund are more affected by stock market risk because more of their assets are invested indirectly in U.S. and International stocks while the Moderately Conservative Fund and the Conservative Fund are more affected by credit risk and interest rate risk because more of their assets are invested indirectly in debt securities.

GENERAL  RISKS

SELECTION RISK (ALL ASSET CLASSES). Selection risk is the risk that an index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.
RISKS  OF  U.S.  STOCKS  AND  INTERNATIONAL  STOCKS

STOCK  MARKET  RISK  (U.S.  STOCKS  AND  INTERNATIONAL  STOCKS).

Stock market risk is the risk that a Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID AND SMALL CAP RISK (MID CAP STOCKS AND SMALL CAP STOCKS). To the extent an Underlying Fund invests in securities of medium and small capitalization companies, such Underlying Funds' investments may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK (INTERNATIONAL STOCKS). To the extent an Underlying Fund invests in foreign securities, its investments involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

5
--------------------------------------------------------------------------------

FUND  SUMMARIES

RISKS  OF  BONDS

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association ("GNMA") passthrough certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest, will generally be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

RISKS  OF  SHORT-TERM  INVESTMENTS

The risks that apply to bonds, as described above, also apply to a Fund's short-term investments, but to a lesser degree. This is because a Fund's short-term investments are investing in investments that have shorter maturities and that are often of higher quality than those of the bonds.

PERFORMANCE

The following bar charts and tables show two aspects of the Funds: volatility and performance. The bar charts shows the volatility - or variability - of the Funds' annual total returns over time, and shows that the Funds' performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The tables show the Funds' average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of broad-based securities indices. The bar charts and tables provide some indication of the risks of investing in each Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

6
--------------------------------------------------------------------------------

FUND  SUMMARIES

ANNUAL  RETURNS  -  AGGRESSIVE  FUND  CLASS  A SHARES* (YEARS ENDED DECEMBER 31)

2001     -11.42%
2002     -18.37%
2003      31.97%

Best Quarter:.   16.78%  2nd qtr. of 2003
Worst Quarter:  -17.89%  3rd qtr. of 2002

ANNUAL RETURNS - MODERATELY AGGRESSIVE FUND CLASS A SHARES* (YEARS ENDED DECEMBER 31)

2001      -8.69%
2002     -14.37%
2003      26.46%

Best Quarter:.   13.89%  2nd qtr. of 2003
Worst Quarter:  -14.39%  3rd qtr. of 2002

ANNUAL  RETURNS  -  MODERATE  FUND  CLASS  A  SHARES*  (YEARS ENDED DECEMBER 31)
2001     -4.89%
2002     -9.47%
2003      20.1%

Best Quarter:.   10.62%  2nd qtr. of 2003
Worst Quarter:  -10.24%  3rd qtr. of 2002

ANNUAL RETURNS - MODERATELY CONSERVATIVE FUND CLASS A SHARES* (YEARS ENDED DECEMBER 31)

2001     -1.23%
2002     -4.20%
2003     13.59%

Best Quarter:.   4.16%  2nd qtr. of 2003
Worst Quarter:  -2.09%  3rd qtr. of 2002

ANNUAL  RETURNS  -  CONSERVATIVE  FUND CLASS A SHARES* (YEARS ENDED DECEMBER 31)

2001     2.20%
2002     0.55%
2003     7.87%

Best Quarter:   7.26%   2nd qtr. of 2003
Worst Quarter:  -5.83%  3rd qtr. of 2002

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

7
--------------------------------------------------------------------------------

FUND  SUMMARIES

AVERAGE ANNUAL RETURNS1 - AGGRESSIVE FUND -
AS OF DECEMBER 31, 2003

                                                  ONE     SINCE
                                                  YEAR    INCEPTION2
---------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . . .  24.36%       -5.37%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions. .  24.05%       -5.67%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . . . . . . . . . . . . . . .  16.08%     -4.67%3
---------------------------------------------------------------------
Class B shares - Before Taxes. . . . . . . . . .  26.02%       -5.29%
---------------------------------------------------------------------
Class C shares - Before Taxes4, 17 . . . . . . .  28.62%       -4.82%
---------------------------------------------------------------------
Class R shares - Before Taxes4 . . . . . . . . .  31.05%       -4.53%
---------------------------------------------------------------------
Service Class shares - Before Taxes. . . . . . .  31.69%       -3.90%
---------------------------------------------------------------------
Aggressive Fund Composite Index5,16. . . . . . .  33.37%       -2.74%
---------------------------------------------------------------------
LB U.S. Aggregate Bond Index10,16. . . . . . . .   4.11%        8.53%
---------------------------------------------------------------------
MSCI EAFE Index11,16 . . . . . . . . . . . . . .  39.17%       -5.90%
---------------------------------------------------------------------
S&P 500  Index12,16. . . . . . . . . . . . . . .  28.70%       -6.25%
---------------------------------------------------------------------
S&P Mid Cap 400  Index13,16. . . . . . . . . . .  35.61%        5.02%
---------------------------------------------------------------------
Russell 2000  Index14,16 . . . . . . . . . . . .  47.25%        2.24%
---------------------------------------------------------------------

AVERAGE ANNUAL RETURNS1 -
MODERATELY AGGRESSIVE FUND -
AS OF DECEMBER 31, 2003

                                                  ONE     SINCE
                                                  YEAR    INCEPTION2
---------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . . .  19.21%       -3.59%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions. .  18.80%       -4.02%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . . . . . . . . . . . . . . .  12.68%     -3.27%3
---------------------------------------------------------------------
Class B shares - Before Taxes. . . . . . . . . .  20.47%       -3.52%
---------------------------------------------------------------------
Class C shares - Before Taxes4, 17 . . . . . . .  23.37%       -2.46%
---------------------------------------------------------------------
Class R shares - Before Taxes4 . . . . . . . . .  25.53%       -2.75%
---------------------------------------------------------------------
Service Class shares - Before Taxes. . . . . . .  26.31%       -2.08%
---------------------------------------------------------------------
Moderately Aggressive Fund Composite Index6,16 .  27.76%       -1.14%
---------------------------------------------------------------------
LB U.S. Aggregate Bond Index10,16. . . . . . . .   4.11%        8.53%
---------------------------------------------------------------------
MSCI EAFE Index11,16 . . . . . . . . . . . . . .  39.17%       -5.90%
---------------------------------------------------------------------
S&P 500 Index12,16 . . . . . . . . . . . . . . .  28.70%       -6.25%
---------------------------------------------------------------------
S&P Mid Cap 400 Index13,16 . . . . . . . . . . .  35.61%        5.02%
---------------------------------------------------------------------
Russell 2000 Index14,16. . . . . . . . . . . . .  47.25%        2.24%
---------------------------------------------------------------------
Citigroup 3-Month T Bill Index15,16. . . . . . .   1.07%        3.04%
---------------------------------------------------------------------

AVERAGE ANNUAL RETURNS1 -
MODERATE FUND -
AS OF DECEMBER 31, 2003

                                                  ONE     SINCE
                                                  YEAR    INCEPTION2
---------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . . .  13.05%       -1.43%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions. .  12.47%       -2.08%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . . . . . . . . . . . . . . .   8.62%       -1.60%
---------------------------------------------------------------------
Class B shares - Before Taxes. . . . . . . . . .  14.07%       -1.34%
---------------------------------------------------------------------
Class C shares - Before Taxes4, 17 . . . . . . .  16.88%       -0.85%
---------------------------------------------------------------------
Class R shares - Before Taxes4 . . . . . . . . .  19.13%       -0.56%
---------------------------------------------------------------------
Service Class shares - Before Taxes. . . . . . .  19.71%        0.10%
---------------------------------------------------------------------
Moderate Fund Composite Index7,16. . . . . . . .  20.90%        0.76%
---------------------------------------------------------------------
LB U.S. Aggregate Bond Index10,16. . . . . . . .   4.11%        8.53%
---------------------------------------------------------------------
MSCI EAFE Index11,16 . . . . . . . . . . . . . .  39.17%       -5.90%
---------------------------------------------------------------------
S&P 500 Index12,16 . . . . . . . . . . . . . . .  28.70%       -6.25%
---------------------------------------------------------------------
S&P Mid Cap 400 Index13,16 . . . . . . . . . . .  35.61%        5.06%
---------------------------------------------------------------------
Russell 2000 Index14,16. . . . . . . . . . . . .  47.25%        2.24%
---------------------------------------------------------------------
Citigroup 3-Month T Bill Index15,16. . . . . . .   1.07%        3.04%
---------------------------------------------------------------------

AVERAGE ANNUAL RETURNS1 -
MODERATELY CONSERVATIVE FUND -
AS OF DECEMBER 31, 2003

                                                  ONE     SINCE
                                                  YEAR    INCEPTION2
---------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . . .   7.09%        0.29%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions. .   6.39%       -0.70%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . . . . . . . . . . . . . . .   4.69%       -0.36%
---------------------------------------------------------------------
Class B shares - Before Taxes. . . . . . . . . .   7.74%        0.48%
---------------------------------------------------------------------
Class C shares - Before Taxes4, 17 . . . . . . .  10.59%        0.97%
---------------------------------------------------------------------
Class R shares - Before Taxes4 . . . . . . . . .  12.94%        1.28%
---------------------------------------------------------------------
Service Class shares - Before Taxes. . . . . . .  13.53%        1.90%
---------------------------------------------------------------------
Moderately Conservative Fund Composite Index8,16  14.29%        2.70%
---------------------------------------------------------------------
LB U.S. Aggregate Bond Index10,16. . . . . . . .   4.11%        8.53%
---------------------------------------------------------------------
MSCI EAFE Index11,16 . . . . . . . . . . . . . .  39.17%       -5.90%
---------------------------------------------------------------------
S&P 500 Index12,16 . . . . . . . . . . . . . . .  28.70%       -6.25%
---------------------------------------------------------------------
S&P Mid Cap 400 Index13,16 . . . . . . . . . . .  35.61%        5.02%
---------------------------------------------------------------------
Citigroup 3-Month T Bill Index15,16. . . . . . .   1.07%        3.04%
---------------------------------------------------------------------

AVERAGE ANNUAL RETURNS1 -
CONSERVATIVE FUND -
AS OF DECEMBER 31, 2003

                                                  ONE     SINCE
                                                  YEAR    INCEPTION2
---------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . . .   1.68%        1.70%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions. .   0.83%        0.48%
---------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . . . . . . . . . . . . . . .   1.13%        0.69%
---------------------------------------------------------------------
Class B shares - Before Taxes. . . . . . . . . .   2.07%        1.88%
---------------------------------------------------------------------
Class C shares - Before Taxes4, 17 . . . . . . .   4.87%        2.32%
---------------------------------------------------------------------
Class R shares - Before Taxes4 . . . . . . . . .   7.17%        2.66%
---------------------------------------------------------------------
Service Class shares- Before Taxes . . . . . . .   7.65%        3.29%
---------------------------------------------------------------------
Conservative Fund Composite Index9,16. . . . . .   8.10%        3.88%
---------------------------------------------------------------------
LB U.S. Aggregate Bond Index10,16. . . . . . . .   4.11%        8.53%
---------------------------------------------------------------------
MSCI EAFE Index11,16 . . . . . . . . . . . . . .  39.17%       -5.90%
---------------------------------------------------------------------
S&P 500 Index12,16 . . . . . . . . . . . . . . .  28.70%       -6.25%
---------------------------------------------------------------------
S&P Mid Cap 400 Index13,16 . . . . . . . . . . .  35.61%        5.02%
---------------------------------------------------------------------
Citigroup 3-Month T Bill Index15,16. . . . . . .   1.07%        3.04%
---------------------------------------------------------------------

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  began  operations  on  March  31,  2000.
3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 These returns until the creation of Class C shares (3/1/01) and Class R shares (10/1/03) include the performance of the Fund's Class B shares.
     Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because Class C and Class R shares invest in the same portfolio of securities as Class B shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees) applicable to such classes.
5 The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Aggressive Fund Composite Index is a combination of the S&P 500 Index (40%), the MSCI EAFE Index (30%), the S&P Mid Cap 400 Index (15%), the Russell 2000 Index (10%) and the LB U.S. Aggregate Bond Index (5%).

8
--------------------------------------------------------------------------------

FUND  SUMMARIES

6 The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Aggressive Fund Composite Index is a combination of the S&P 500 Index (35%), the MSCI EAFE Index (25%), the S&P Mid Cap 400 Index (15%), the LB U.S. Aggregate
     Bond  Index  (15%), the Russell 2000 Index (5%) and the Citigroup 3-Month T
     Bill  Index  (5%).
7 The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderate Fund Composite Index is a combination of the S&P 500 Index (30%), the LB U.S. Aggregate Bond Index (25%), the MSCI EAFE Index (15%), the Citigroup 3-Month T Bill Index (15%), the S&P Mid Cap 400 Index (10%) and the Russell 2000 Index (5%).
8 The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Conservative Fund Composite Index is a combination of the LB U.S. Aggregate Bond Index (35%), the Citigroup 3-Month T Bill Index (25%), the S&P 500 Index (20%), the S&P Mid Cap 400 Index (10%) and the MSCI EAFE Index (10%).
9 The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Conservative Composite Index is a combination of the Citigroup 3-Month T Bill Index (45%), the LB U.S. Aggregate Bond Index (35%), the S&P 500 Index (10%), the S&P Mid Cap 400 Index (5%) and the MSCI EAFE Index (5%).
10 The LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.
11 The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.
12 The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 stocks designed to represent all major U.S. industries and the performance of the broad U.S. economy.
13 The S&P Mid Cap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.
14 The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
15   The  Citigroup  3-Month  T  Bill  Index  is  an average of the last 3-month
     Treasury  bill  issues  (excluding  the  current  month-end  bill).
16 These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.
17 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

FEES  AND  EXPENSES

These tables describe the DIRECT fees and expenses that you may pay when buying and holding shares of the Funds, depending on the class you select. Regardless of which share class you select, you will also INDIRECTLY bear a proportion of the applicable expenses of the Underlying Funds. See page 12 for more information on these additional fees.

FEE  TABLE  -  CLASS  A  SHARES

SHAREHOLDER FEES1                       MODERATELY               MODERATELY
(FEES PAID DIRECTLY FROM   AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
YOUR INVESTMENT)              FUND         FUND        FUND         FUND           FUND
--------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of
offering price)2. . . . .        5.75%        5.75%      5.75%          5.75%          5.75%
--------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a percentage of
offering or sale price,
whichever is less)3 . . .  None         None         None       None           None
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSE (EXPENSES THAT                  MODERATELY               MODERATELY
ARE DEDUCTED FROM . . . .  AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
FUND ASSETS). . . . . . .     FUND         FUND        FUND         FUND           FUND
--------------------------------------------------------------------------------------------
Management Fees . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
--------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . .        0.25%        0.25%      0.25%          0.25%          0.25%
--------------------------------------------------------------------------------------------
Other Expenses. . . . . .        0.13%        0.09%      0.09%          0.14%          0.15%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES4 . . .        0.51%        0.47%      0.47%          0.52%          0.53%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" beginning on page 19.
3 A contingent deferred sales charge ("CDSC") of up to 0.15% may be imposed on certain redemptions of Class A shares purchased without sales charges and for which a finder's fee was paid, and "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares, and see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 19.
4 Gartmore Mutual Fund Capital Trust, the Funds' investment adviser ("GMF") and the Funds have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 0.71% for the Class A shares of each Fund at least through February 28, 2005. The Funds are authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

9
--------------------------------------------------------------------------------

FUND  SUMMARIES

FEE  TABLE  -  CLASS  B  SHARES

SHAREHOLDER FEES1                       MODERATELY               MODERATELY
(FEES PAID DIRECTLY FROM   AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
YOUR INVESTMENT)              FUND         FUND        FUND         FUND           FUND
-------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load) Imposed
on Purchases (as a
percentage of
offering price)               None         None        None         None           None
-------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a percentage of
offering or sale price,
whichever is less)2           5.00%        5.00%       5.00%        5.00%          5.00%
-------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSE (EXPENSES THAT                  MODERATELY               MODERATELY
ARE DEDUCTED FROM          AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
FUND ASSETS)                  FUND         FUND        FUND         FUND           FUND
-------------------------------------------------------------------------------------------
Management Fees               0.13%        0.13%       0.13%        0.13%          0.13%
-------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%        1.00%       1.00%        1.00%          1.00%
-------------------------------------------------------------------------------------------
Other Expenses                0.12%        0.08%       0.08%        0.12%          0.14%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES3           1.25%        1.21%       1.21%        1.25%          1.27%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
2 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 22. 3 GMF and the Funds have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 1.31% at least through February 28, 2005. The Funds are authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

FEE  TABLE  -  CLASS  C  SHARES

SHAREHOLDER FEES1                       MODERATELY               MODERATELY
(FEES PAID DIRECTLY FROM   AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
YOUR INVESTMENT)              FUND         FUND        FUND         FUND           FUND
--------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage
of offering price). . . .  None         None         None       None           None
--------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a percentage of
offeringor sale price,
whichever
is less)2 . . . . . . . .        1.00%        1.00%      1.00%          1.00%          1.00%
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSE (EXPENSES THAT                  MODERATELY               MODERATELY
ARE DEDUCTED FROM . . . .  AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
FUND ASSETS). . . . . . .     FUND         FUND        FUND         FUND           FUND
--------------------------------------------------------------------------------------------
Management Fees . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
--------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . .        1.00%        1.00%      1.00%          1.00%          1.00%
--------------------------------------------------------------------------------------------
Other Expenses. . . . . .        0.12%        0.08%      0.08%          0.12%          0.14%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES3 . . .        1.25%        1.21%      1.21%          1.25%          1.27%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
2 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 22. 3 GMF and the Funds have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 1.31% at least through February 28, 2005. The Funds are authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

10
--------------------------------------------------------------------------------

FUND  SUMMARIES

FEE  TABLE  -  CLASS  R  SHARES

SHAREHOLDER FEES1                       MODERATELY               MODERATELY
(FEES PAID DIRECTLY FROM   AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
YOUR INVESTMENT)              FUND         FUND        FUND         FUND           FUND
-------------------------------------------------------------------------------------------
Maximum Sales
Charge(Load) Imposed
on Purchases (as a
percentage of
offering
price). . . . . . . . . .  None         None         None       None           None
-------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a percentage of
offering or sale price,
whichever
is less . . . . . . . . .  None         None         None       None           None
-------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSE (EXPENSES THAT                  MODERATELY               MODERATELY
ARE DEDUCTED FROM . . . .  AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
FUND ASSETS). . . . . . .     FUND         FUND        FUND         FUND           FUND
--------------------------------------------------------------------------------------------
Management Fees . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
--------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees2 . .        0.40%        0.40%      0.40%          0.40%          0.40%
--------------------------------------------------------------------------------------------
Other Expenses. . . . . .        0.32%        0.28%      0.28%          0.32%          0.34%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .        0.85%        0.81%      0.81%          0.85%          0.87%
--------------------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements. .        0.04%  N/A          N/A                0.04%          0.06%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)3. . . . .        0.81%        0.81%      0.81%          0.81%          0.81%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets for one or more Funds.
3 GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 0.81% for the Class R shares of the Funds at least through February 28, 2005. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

FEE  TABLE  -  SERVICE  CLASS  SHARES

SHAREHOLDER FEES1                       MODERATELY               MODERATELY
(FEES PAID DIRECTLY FROM   AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
YOUR INVESTMENT)              FUND         FUND        FUND         FUND           FUND
-------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of
offering price) . . . . .  None         None         None       None           None
-------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a percentage of
offering or sale price,
whichever is less . . . .  None         None         None       None           None
-------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSE (EXPENSES THAT                  MODERATELY               MODERATELY
ARE DEDUCTED FROM . . . .  AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
FUND ASSETS). . . . . . .     FUND         FUND        FUND         FUND           FUND
--------------------------------------------------------------------------------------------
Management Fees . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
--------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . .        0.25%        0.25%      0.25%          0.25%          0.25%
--------------------------------------------------------------------------------------------
Other Expenses. . . . . .        0.27%        0.23%      0.23%          0.27%          0.29%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .        0.65%        0.61%      0.61%          0.65%          0.67%
--------------------------------------------------------------------------------------------
Amount of Fee
Waivers/Expense
Reimbursements. . . . . .        0.04%  N/A          N/A                0.04%          0.06%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)2. . . . .        0.61%        0.61%      0.61%          0.61%          0.61%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 GMF and the Funds have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 0.61% for the Service Class shares of each Fund at least through February 28, 2005. The Funds are authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

11
--------------------------------------------------------------------------------

FUND  SUMMARIES

INDIRECT  EXPENSES  PAID  BY  THE  FUNDS

Because the Funds invest primarily in Underlying Funds, they will be shareholders of those funds and will indirectly bear a proportionate share of the applicable expenses of the underlying investments (including management fees). These underlying investments fees are in addition to the fees and expenses described in the Funds' fee tables above. In order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Fund, based on the expense ratios after fee waivers and reimbursements of the underlying investments for their most recent fiscal year and each Fund's target allocation as described above. Based on these hypothetical calculations, the combined average expense ratio for the underlying investments that is borne indirectly by each of the Funds would have been the following:

Aggressive Fund. . . . . . .  0.29%
-----------------------------------
Moderately Aggressive Fund .  0.30%
-----------------------------------
Moderate Fund. . . . . . . .  0.30%
-----------------------------------
Moderately Conservative Fund  0.31%
-----------------------------------
Conservative Fund. . . . . .  0.32%

Actual expenses differ depending on how the Funds allocate assets among the underlying investments.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
Aggressive Fund
Class A Shares*. . . . . . .  $   624  $    729  $    844  $   1,179
Class B Shares . . . . . . .  $   627  $    697  $    886  $   1,210
Class C Shares . . . . . . .  $   227  $    397  $    686  $   1,511
Class R Shares . . . . . . .  $    83  $    267  $    467  $   1,045
Service Class Shares . . . .  $    62  $    204  $    358  $     807
--------------------------------------------------------------------
Moderately Aggressive Fund
Class A Shares*. . . . . . .  $   620  $    717  $    823  $   1,132
Class B Shares . . . . . . .  $   623  $    684  $    865  $   1,163
Class C Shares . . . . . . .  $   223  $    384  $    665  $   1,466
Class R Shares . . . . . . .  $    83  $    259  $    450  $   1,002
Service Class Shares . . . .  $    62  $    195  $    340  $     762
--------------------------------------------------------------------
Moderate Fund
Class A Shares*. . . . . . .  $   620  $    717  $    823  $   1,132
Class B Shares . . . . . . .  $   623  $    684  $    865  $   1,163
Class C Shares . . . . . . .  $   223  $    384  $    665  $   1,466
Class R Shares . . . . . . .  $    83  $    259  $    450  $   1,002
Service Class Shares . . . .  $    62  $    195  $    340  $     762
--------------------------------------------------------------------
Moderately Conservative Fund
Class A Shares*. . . . . . .  $   625  $    732  $    849  $   1,190
Class B Shares . . . . . . .  $   627  $    697  $    886  $   1,214
Class C Shares . . . . . . .  $   227  $    397  $    686  $   1,511
Class R Shares . . . . . . .  $    83  $    267  $    467  $   1,045
Service Class Shares . . . .  $    62  $    204  $    358  $     807
--------------------------------------------------------------------
Conservative Fund
Class A Shares*. . . . . . .  $   626  $    735  $    854  $   1,202
Class B Shares . . . . . . .  $   629  $    703  $    897  $   1,233
Class C Shares . . . . . . .  $   229  $    403  $    697  $   1,534
Class R Shares . . . . . . .  $    83  $    272  $    476  $   1,067
Service Class Shares . . . .  $    62  $    208  $    367  $     829

You would pay the following expenses on the same investment if you did not sell your shares:**

                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
Aggressive Fund
Class B Shares . . . . . . .  $   127  $    397  $    686  $   1,210
Class C Shares . . . . . . .  $   127  $    397  $    686  $   1,511
--------------------------------------------------------------------
Moderately Aggressive Fund
Class B Shares . . . . . . .  $   123  $    384  $    665  $   1,163
Class C Shares . . . . . . .  $   123  $    384  $    665  $   1,466
--------------------------------------------------------------------
Moderate Fund
Class B Shares . . . . . . .  $   123  $    384  $    665  $   1,163
Class C Shares . . . . . . .  $   123  $    384  $    665  $   1,466
--------------------------------------------------------------------
Moderately Conservative Fund
Class B Shares . . . . . . .  $   127  $    397  $    686  $   1,214
Class C Shares . . . . . . .  $   127  $    397  $    686  $   1,511
--------------------------------------------------------------------
Conservative Fund
Class B Shares . . . . . . .  $   129  $    403  $    697  $   1,233
Class C Shares . . . . . . .  $   129  $    403  $    697  $   1,534

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Service Class shares do not change whether or not you sell your shares.

12
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MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENT  STRATEGIES

The Investor Destinations Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

Set forth below is each Fund's target allocation for its underlying investments. Actual allocation may vary over short periods; however, the strategy should generally approximate the target allocation.

                                        MODERATELY               MODERATELY
UNDERLYING                 AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
INVESTMENTS                   FUND         FUND        FUND         FUND           FUND
--------------------------------------------------------------------------------------------
U.S. STOCKS:
--------------------------------------------------------------------------------------------
Gartmore S&P 500 Index. .          40%          35%        30%            20%            10%
--------------------------------------------------------------------------------------------
Gartmore Mid Cap
Market Index Fund . . . .          15%          15%        10%            10%             5%
--------------------------------------------------------------------------------------------
Gartmore Small Cap
Index Fund. . . . . . . .          10%           5%         5%             0%             0%
--------------------------------------------------------------------------------------------
INTERNATIONAL STOCKS:
--------------------------------------------------------------------------------------------
Gartmore International
Index Fund. . . . . . . .          30%          25%        15%            10%             5%
--------------------------------------------------------------------------------------------
BONDS:
--------------------------------------------------------------------------------------------
Gartmore Bond
Index Fund. . . . . . . .           5%          15%        25%            35%            35%
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:
--------------------------------------------------------------------------------------------
Gartmore Morley Enhanced
Income Fund . . . . . . .           0%         2.5%       7.5%          12.5%          22.5%
--------------------------------------------------------------------------------------------
Gartmore Market Fund 0%                          0%         0%             0%             0%
--------------------------------------------------------------------------------------------
Nationwide Contract . . .           0%         2.5%       7.5%          12.5%          22.5%
--------------------------------------------------------------------------------------------
TOTAL ALLOCATION. . . . .         100%         100%       100%           100%           100%

ASSET  CLASSES  AND  UNDERLYING  INVESTMENTS  OF  THE  FUNDS

The asset classes present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in an asset class. Please refer to "Risks of the Underlying Investments" on page 5, for a discussion of some of these risks. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (SAI). To obtain a copy of the SAI, see the back cover of the prospectus.

An investor generally could invest in an Underlying Fund directly. Because an investor is investing indirectly through the Investor

Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the Fund. The Underlying Funds, Gartmore Money Market Fund and Gartmore Morley Enhanced Income Fund will not charge any sales load when selling shares to the Funds. There is also no sales charge on the Nationwide Contract.
The following is a description of the underlying investments for each asset class. Each Fund may invest in these underlying investments as provided in its target allocation mix.

U.S.  STOCKS  -  LARGE  CAP  STOCKS

The  Funds  will  invest  in  the GARTMORE S&P 500 INDEX FUND (THE S&P 500 INDEX
FUND). The S&P 500 Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index* (S&P 500). The S&P 500 is a market-weighted index composed of approximately 500 common stocks of large capitalization companies chosen by Standard & Poor's (S&P) based on a number of factors including industry group representation, market value, economic sector and operating/financial condition. The S&P 500 Index Fund invests in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the S&P 500 Index Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 and in derivative instruments linked to the S&P 500.

The S&P 500 Index Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500, primarily exchange traded futures contracts. The S&P 500 Index Fund does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. The S&P 500 Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The S&P 500 Index Fund may also engage in securities lending.
The Funds may also invest in other large cap index funds which seek to match the performance of the S&P 500.

--------------------------------------------------------------------------------
* "Standard & Poor's", "S&P", "Standard & Poor's 500", "S&P 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the SAI.

13
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MORE  ABOUT  THE  FUNDS

U.S.  STOCKS  -  MID  CAP  STOCKS

The Funds invest in the GARTMORE MID CAP MARKET INDEX FUND (THE MID CAP MARKET INDEX FUND). The Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor's Mid Cap 400 Index* (S&P 400) as closely as possible before the deduction of Fund expenses. The S&P 400 is composed of approximately 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.

The Mid Cap Market Index Fund invests in the common stocks in the S&P 400 in roughly the same proportions as their weightings in the S&P 400 and in derivative instruments linked to the S&P 400, primarily exchange traded futures contracts. The Mid Cap Market Index Fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Mid Cap Market Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. The Mid Cap Market Index Fund may also engage in securities lending.

The Funds may also invest in other mid cap index funds which seek to match the performance of the S&P 400.

U.S.  STOCKS  -  SMALL  CAP  STOCKS

The  Funds  invest  in  the  GARTMORE  SMALL CAP INDEX FUND (THE SMALL CAP INDEX
FUND). The Small Cap Index Fund seeks to match the performance of the Russell 2000 Index (Russell 2000) as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses. The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000, primarily exchange traded futures contracts. The Small Cap Index Fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Small Cap Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. The Small Cap Index Fund may also engage in securities lending.

--------------------------------------------------------------------------------
* Standard & Poor's", "S&P", Standard & Poor's 400", "S&P 400" and "400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the SAI.

The Funds may also invest in other small cap index funds which seek to match the performance of the Russell 2000.

INTERNATIONAL  STOCKS

The Funds invest in the GARTMORE INTERNATIONAL INDEX FUND (THE INTERNATIONAL INDEX FUND). The International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE Index) as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the EAFE Index is based on the market capitalization of each of the countries in the Index.

The International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index, primarily exchange traded futures contracts. The Fund may also utilize forward foreign exchange contracts. The International Index Fund does not necessarily invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The International Index Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. The International Index Fund may also engage in securities lending.

The Funds may also invest in other international index funds which seek to match the performance of the EAFE Index.

BONDS

The Funds invest in the GARTMORE BOND INDEX FUND (THE BOND INDEX FUND). The Bond Index Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Bond Index (Aggregate Bond Index) as closely as possible before the deduction of Bond Index Fund expenses. The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds of different types.

The Bond Index Fund invests in a statistically selected sample of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index or securities within the index. The Bond Index Fund does not necessarily invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Bond Index Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of dollar-denominated investment grade bonds, including bonds issued by the U.S. government and foreign governments and their agencies, and bonds issued by the U.S. or foreign companies, among others. The Bond Index Fund may also engage in securities lending.

14
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MORE  ABOUT  THE  FUNDS

The Funds may also invest in other bond index funds which seek to match the performance of the Aggregate Bond Index.

SHORT-TERM  INVESTMENTS

EACH FUND (OTHER THAN THE AGGRESSIVE FUND) MAY INVEST IN THE FOLLOWING SHORT-TERM INVESTMENTS:

GARTMORE MORLEY ENHANCED INCOME FUND (ENHANCED INCOME FUND). The Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor's account value. To achieve its objective, under normal market conditions, the Enhanced Income Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Enhanced Income Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Enhanced Income Fund invests pay interest on either a fixed-rate or variable-rate basis. The Enhanced Income Fund will be managed so that its duration will not exceed two years. The Enhanced Income Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value.

When selecting securities for the Fund, the Enhanced Income Fund's portfolio managers will consider expected changes in interest rates and in the price relationships among various types of securities. They will attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Enhanced Income Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund. A security may also be sold to take advantage of more favorable opportunities.

The Enhanced Income Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and [the use of derivatives] to hedge will enable the Enhanced Income Fund to meet its investment objective of limited fluctuation of the Enhanced Income Fund's net asset value, although there can be no guarantee that the Fund will meet its objectives.

GARTMORE MONEY MARKET FUND. The Gartmore Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations will primarily include commercial paper and other debt obligations issued by U.S. and foreign corporations, asset-backed commercial paper, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, commercial paper issued by states and municipalities and the obligations of U.S. banks, foreign banks and U.S. branches of foreign banks. All of the money market obligations must be denominated in U.S. dollars and are rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, are of comparable quality. The Fund may invest in floating-and adjustable-rate obligations and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

The Gartmore Money Market Fund invests in securities which its portfolio manager believes to have the best return potential. Because the Gartmore Money Market Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs to maintain target allocations and to take advantage of more favorable opportunities.

THE NATIONWIDE CONTRACT. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and will pay each Fund holding a contract a fixed rate of interest. The fixed interest rate must be at least 3.50% per annum, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount of the Nationwide Contract is also guaranteed. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

15
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MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of each Fund's assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and advises mutual funds. As of January 30, 2004, GMF and its U.S. affiliates had approximately $38.4 billion in assets under management of which $21.7 billion was managed by GMF.

GMF allocates each Fund's assets among the underlying investments as described above. Once assets are invested, GMF monitors these allocations and the assumptions upon which they were made. GMF also monitors market conditions and other factors that could influence these allocations.

The annual management fee paid by each Fund for the fiscal year ended October 31, 2003, expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers, was as follows:

FUND                               FEE
---------------------------------------
The Aggressive Fund. . . . . . .  0.13%
---------------------------------------
The Moderately Aggressive Fund .  0.13%
---------------------------------------
The Moderate Fund. . . . . . . .  0.13%
---------------------------------------
The Moderately Conservative Fund  0.13%
---------------------------------------
The Conservative Fund. . . . . .  0.13%

Each Fund, as a shareholder of the underlying investments, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying investments. GMF believes, and the Board of Trustees has determined, that the management fees paid by the Funds are for services that are in addition to-not duplicative of-the services provided to the underlying investments. These services include the asset allocation and monitoring functions provided by GMF.

Each Fund is managed by a team of portfolio managers and research analysts from GMF.

16
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Class R and Service Class shares are available to a limited group of investors.
The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:

-    Class  A  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
-    Class C shares if you sell your shares within one year of purchase

No  Sales  Charges  on  Class  R  or  Service  Class  shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Each class of shares pays distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class R and Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A and Service Class shares. With respect to Class R shares, these administative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Service Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each
Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:

CLASS A SHARES                            CLASS B SHARES                         CLASS C SHARES
------------------------------------------------------------------------------------------------------------
Front-end sales charge means .  No front-end sales charge, so       No front-end sales charge, so your full
that a portion of your initial  your full investment immediately    investment immediately goes toward
investment goes toward the . .  toward buying shares                buying shares
sales charge, and is not
invested
-------------------------------------------------------------------------------------------------------------
Reductions and waivers of. . .  No reductions of the CDSC           Like Class B shares, no reductions of
the sales charge available . .  available, but waivers available    the CDSC are available, but waivers of
                                                                    CDSC are available
-------------------------------------------------------------------------------------------------------------
Lower expenses than Class B. .  Higher distribution and service     Higher distribution and service fees
And Class C shares mean higher  fees than Class A shares mean       Class A shares mean higher fund
Dividends per share. . . . . .  higher fund expenses and lower      Expenses and lower dividends per share
                                dividends per share
-------------------------------------------------------------------------------------------------------------
Conversion features are not. .  After seven years, Class B shares   Unlike Class B shares, Class C shares
Applicable . . . . . . . . . .  Convert into Class A shares, which  do not automatically convert into another
                                reduces your future fund expenses   class
-------------------------------------------------------------------------------------------------------------
No sales charge when shares. .  CDSC if shares are sold within      CDSC of 1% is applicable if shares are
Are sold back to a Fund1 . . .  six years: 5% in the first year,    sold in the first year after purchase
                                4% in the second, 3% in the third
                                and fourth years, 2% in the fifth,
                                and 1% in the sixth year
-------------------------------------------------------------------------------------------------------------
No maximum investment limit. .  Investments of $100,000 or more     Investments of $1,000,000 or more may
                                may be rejected                     Be rejected2

--------------------------------------------------------------------------------
1 A CDSC of up to 0.15% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

--------------------------------------------------------------------------------
17

For investors who are eligible to purchase Service Class shares, the purchase of such shares may be preferable to purchasing Class A, Class B or Class C shares.

WHO  CAN  BUY  CLASS  R  SHARES

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

     Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

     Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, one-person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

WHO  CAN  BUY  SERVICE  CLASS  SHARES

Currently, insurance company separate accounts may purchase Service Class shares using purchase payments received on variable insurance contracts issued to retirement plans. Programs offered to retirement plans through broker-dealers or the Nationwide Trust Company may also purchase Service Class shares of the Fund.

Retirement plan-or variable insurance contract-directed-purchases, exchanges and redemptions are handled in accordance with terms of the retirement plans or variable insurance contracts, subject to Fund restrictions contained herein. Since the retirement plans or variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, beneficial owners of the Service Class shares should contact their designated financial intermediary directly for details concerning transactions.

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Funds each offer Service Class and Class R shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A or Service Class of any of the Funds, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

18
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the

Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

MINIMUM INVESTMENTS-CLASS A, B &
C SHARES

To open an account (per Fund) $2,000
------------------------------------
To open an IRA account
(per Fund)                    $1,000
------------------------------------
Additional investments
(per Fund)                      $100
------------------------------------
To start an Automatic Asset
Accumulation Plan             $1,000
------------------------------------
Additional Automatic Asset
Accumulation Plan
per transaction                  $50
------------------------------------
MINIMUM INVESTMENTS-SERVICE
CLASS SHARES

To open an account
(per Fund)                   $25,000
------------------------------------
Additional investments          None
------------------------------------

If you purchase shares through an account at another intermediary,different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The charts below show the applicable Class A front-end shares sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES                SALES CHARGE              DEALER
                                AS % OF               COMMISSION
                                         AMOUNT         AS % OF
                        OFFERING        INVESTED       OFFERING
AMOUNT OF PURCHASE        PRICE      (APPROXIMATELY)     PRICE
-----------------------------------------------------------------
Less than $50,000. .          5.75%            6.10%        5.00%
-----------------------------------------------------------------
50,000 to $99,999 .           4.75             4.99         4.00
-----------------------------------------------------------------
100,000 to $249,999           3.50             3.63         3.00
-----------------------------------------------------------------
250,000 to $499,999           2.50             2.56         2.00
-----------------------------------------------------------------
500,000 to $999,999           2.00             2.04         1.75
-----------------------------------------------------------------
1 million or more .           None             None         None*
-----------------------------------------------------------------

--------------------------------------------------------------------------------
*    Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM
CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege (Class A shares only)" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.15% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase.

19
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

(See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.15% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).
-     Retirement  plans.
- Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
- any investment advisory clients of GMF, GSACT and their affiliates -Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).
Additional  investors eligible for sales charge waivers may be found in the SAI.

20
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUNDS' AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Service Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920, and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or an authorized intermediary of a Fund receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.
Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

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21


BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A medallion signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES]

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
---------------------------------------------------------------------
SALES CHARGE     5%      4%      3%      3%      2%      1%        0%

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

AMOUNT OF         $1 MILLION        $4 MILLION     $25 MILLION
PURCHASE         TO $3,999,999    TO $24,999,999     OR MORE
---------------------------------------------------------------
Amount of CDSC            0.15%             0.10%         0.05%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 70 1/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

22
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

HOW  TO  PLACE YOUR SALE ORDER

CAPITAL  GAINS  TAXES

If you sell Fund shares, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 27.

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B and Class C shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Service Class shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to redeem Fund shares on this web-site at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, Class B or Class C shares of a Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

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23

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits each class of shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, each class of shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund pays amounts not exceeding an annual amount of:

FUND/CLASS            AS A % OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Class A shares . . .  0.25% (distribution or service fee)
--------------------------------------------------------------------------------
Class B shares . . .  1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class C shares . . .  1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class R shares . . .  0.50% (0.25%
                      of which may be either a
                      distribution or service fee)
--------------------------------------------------------------------------------
Service Class shares  0.15% (distribution or service fee)

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

CAPITAL  GAINS  TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 27.

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another Fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class R, or Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another fund within Gartmore Funds and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B and Class C shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

24
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 21 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

EXCHANGE  FEES

The following Gartmore Funds (including the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

FUND                               EXCHANGE FEE
-----------------------------------------------
Gartmore Emerging Markets Fund            2.00%
Gartmore Focus Fund                       2.00%
Gartmore Global Financial Services Fund   2.00%
Gartmore Global Health Sciences Fund      2.00%
Gartmore Global Technology and
Communications Fund                       2.00%
Gartmore Global Utilities Fund            2.00%
Gartmore International Growth Fund        2.00%
Gartmore Long-Short Equity Plus Fund      2.00%
Gartmore Nationwide Leaders Fund          2.00%
Gartmore U.S. Growth Leaders Fund         2.00%
Gartmore Worldwide Leaders Fund           2.00%
Gartmore Micro Cap Equity Fund            1.50%
Gartmore Mid Cap Growth Fund              1.50%
Gartmore Millennium Growth Fund           1.50%
Gartmore Small Cap Fund                   1.50%
Gartmore Value Opportunities Fund         1.50%

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

25
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

EXCEPTIONS TO THE EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's exchange fee from their customer's accounts. In addition, the exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose an exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose an exchange fee on their customers' accounts.

To the extent that an exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  exchange  fee  does  not  apply  to:

-    Shares  exchanged  within  a  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent exchange must have occurred within the 90 day (or 30 day) period the fee is active.
- Shares exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares you exchange into the Gartmore Money Market Fund following the death or disability of a shareholder or exchange within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS                                                   1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

26
--------------------------------------------------------------------------------

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates, provided that certain holding period requirements are met. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

27
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DISTRIBUTIONS  AND  TAXES

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

28
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FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the life of the Fund or a class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 have been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds' financial statements, is included in the Trust's annual reports, which are available upon request. All other information reported has been audited by other auditors.

29
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  AGGRESSIVE  FUND

                                              INVESTMENT ACTIVITIES                    DISTRIBUTIONS
                      ------------------------------------------------------------------------------------------------------------
                                                       NET
                                                  REALIZED AND
                           NET           NET       UNREALIZED       TOTAL                                                 NET
                      ASSET VALUE,   INVESTMENT       GAINS         FROM          NET       RETURN                   ASSET VALUE,
                        BEGINNING      INCOME      (LOSSES) ON   INVESTMENT   INVESTMENT      OF         TOTAL          END OF
                        OF PERIOD      (LOSS)      INVESTMENTS   ACTIVITIES     INCOME     CAPITAL   DISTRIBUTIONS      PERIOD
                      ------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $       10.00        0.02          (0.65)       (0.63)           -         -               -   $        9.37
Year Ended
October 31, 2001 . .  $        9.37        0.09          (2.01)       (1.92)       (0.07)    (0.02)          (0.09)  $        7.36
Year Ended
October 31, 2002 . .  $        7.36        0.07          (1.00)       (0.93)       (0.07)        -           (0.07)  $        6.36
Year Ended
October 31, 2003 . .  $        6.36        0.08           1.45         1.53        (0.08)        -           (0.08)  $        7.81

CLASS B SHARES
Period Ended
October 31, 2000
(d) (e). . . . . . .  $       10.00       (0.02)         (0.65)       (0.67)           -         -               -   $        9.33
Year Ended
October 31, 2001 . .  $        9.33        0.04          (2.00)       (1.96)       (0.05)    (0.01)          (0.06)  $        7.31
Year Ended
October 31, 2002 . .  $        7.31        0.02          (0.99)       (0.97)       (0.02)        -           (0.02)  $        6.32
Year Ended
October 31, 2003 . .  $        6.32        0.04           1.43         1.47        (0.05)        -           (0.05)  $        7.74

CLASS C SHARES
Period Ended
October 31, 2001 (f)  $        8.44       (0.03)         (1.05)       (1.08)           -         -               -   $        7.36
Year Ended
October 31, 2002 . .  $        7.36           -          (1.04)       (1.04)           -         -               -   $        6.32
Year Ended
October 31, 2003 . .  $        6.32        0.05           1.42         1.47        (0.06)        -           (0.06)  $        7.73

CLASS R SHARES
Period Ended
October 31, 2003 (g)  $        7.45           -           0.29         0.29            -         -               -   $        7.74

SERVICE CLASS SHARES
Period Ended
October 31, 2000
(d) (e). . . . . . .  $       10.00       (0.01)         (0.62)       (0.63)           -         -               -   $        9.37
Year Ended
October 31, 2001 . .  $        9.37        0.10          (2.01)       (1.91)       (0.08)    (0.02)          (0.10)  $        7.36
Year Ended
October 31, 2002 . .  $        7.36        0.07          (0.99)       (0.92)       (0.07)        -           (0.07)  $        6.37
Year Ended
October 31, 2003 . .  $        6.37        0.07           1.45         1.52        (0.07)        -           (0.07)  $        7.82

                                                                 RATIOS / SUPPLEMENTAL DATA
                      -----------------------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                  RATIO OF NET      RATIO OF         INVESTMENT
                                                      RATIO OF     INVESTMENT       EXPENSES           INCOME
                                        NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                        AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                        TOTAL             PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                      RETURN (A)          (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                      -----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)     (6.30%)  (h)  $          9    0.71% (i)      0.34% (i)      394.30% (i)      (393.25%) (i)       253.64%
Year Ended
October 31, 2001 . .    (20.53%)       $          7        0.71%          1.09%            3.71%            (1.91%)       190.23%
Year Ended
October 31, 2002 . .    (12.67%)       $        247        0.50%          1.42%            0.50%              1.42%        26.33%
Year Ended
October 31, 2003 . .      24.34%       $      3,742        0.52%          1.04%              (j)                (j)        44.11%

CLASS B SHARES
Period Ended
October 31, 2000
(d) (e). . . . . . .     (6.70%)  (h)  $          9    1.31% (i)    (0.28%) (i)      393.40% (i)      (392.37%) (i)       253.64%
Year Ended
October 31, 2001 . .    (21.12%)       $          7        1.31%          0.50%            4.47%            (2.66%)       190.23%
Year Ended
October 31, 2002 . .    (13.30%)       $         48        1.24%          0.04%            1.27%              0.01%        26.33%
Year Ended
October 31, 2003 . .      23.42%       $      1,557        1.25%          0.16%              (j)                (j)        44.11%

CLASS C SHARES
Period Ended
October 31, 2001 (f)    (12.80%)  (h)  $          -    1.31% (i)    (0.62%) (i)      125.82% (i)      (125.13%) (i)       190.23%
Year Ended
October 31, 2002 . .    (13.30%)       $         48        1.24%        (0.96%)            1.48%            (1.20%)        26.33%
Year Ended
October 31, 2003 . .      23.41%       $      7,706        1.26%          0.22%              (j)                (j)        44.11%

CLASS R SHARES
Period Ended
October 31, 2003 (g)       3.89%  (h)  $          1    0.82% (i)    (0.46%) (i)        0.92% (i)        (0.56%) (i)        44.11%

SERVICE CLASS SHARES
Period Ended
October 31, 2000
(d) (e). . . . . . .     (6.30%)  (h)  $      1,410    0.61% (i)    (0.11%) (i)       56.64% (i)       (56.14%) (i)       253.64%
Year Ended
October 31, 2001 . .    (20.55%)       $     26,663        0.61%          0.38%            1.62%            (0.63%)       190.23%
Year Ended
October 31, 2002 . .    (12.64%)       $     54,923        0.61%          0.91%            0.67%              0.85%        26.33%
Year Ended
October 31, 2003 . .      24.08%       $    129,717        0.61%          0.98%            0.63%              0.96%        44.11%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)  Not  annualized.
(i)  Annualized.
(j)  There  were  no  fee  reductions  in  this  period.

30
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FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  MODERATELY  AGGRESSIVE  FUND

GARTMORE  INVESTOR  DESTINATIONS  MODERATELY  AGGRESSIVE  FUND

                                         INVESTMENT ACTIVITIES                 DISTRIBUTIONS
               ------------------------------------------------------------------------------------------------------------------
                                                  NET
                                             REALIZED AND
                    NET                       UNREALIZED       TOTAL                                       NET
               ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                 BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF         TOTAL
                 OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD       RETURN (A)
               ------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31,
2000 (d). . .  $       10.00          0.06          (0.47)       (0.41)           -               -   $        9.59   (4.08%) (h)
Year Ended
October 31,
2001. . . . .  $        9.59          0.17          (1.71)       (1.54)       (0.13)          (0.13)  $        7.92      (16.16%)
Year Ended
October 31,
2002. . . . .  $        7.92          0.10          (0.87)       (0.77)       (0.11)          (0.11)  $        7.04       (9.78%)
Year Ended
October 31,
2003. . . . .  $        7.04          0.11           1.31         1.42        (0.11)          (0.11)  $        8.35        20.42%

CLASS B SHARES
Period Ended
October 31,
2000 (d). . .  $       10.00          0.03          (0.47)       (0.44)           -               -   $        9.56   (4.40%) (h)
Year Ended
October 31,
2001. . . . .  $        9.56          0.12          (1.71)       (1.59)       (0.09)          (0.09)  $        7.88      (16.75%)
Year Ended
October 31,
2002. . . . .  $        7.88          0.06          (0.88)       (0.82)       (0.07)          (0.07)  $        6.99      (10.46%)
Year Ended
October 31,
2003. . . . .  $        6.99          0.07           1.28         1.35        (0.08)          (0.08)  $        8.26        19.43%

CLASS C SHARES
Period Ended
October 31,
2001 (f). . .  $        8.83         (0.04)         (0.88)       (0.92)           -               -   $        7.91  (10.42%) (h)
Year Ended
October 31,
2002. . . . .  $        7.91             -          (0.91)       (0.91)           -               -   $        7.00      (10.33%)
Year Ended
October 31,
2003. . . . .  $        7.00          0.08           1.28         1.36        (0.09)          (0.09)  $        8.27        19.64%

CLASS R SHARES
Period Ended
October 31,
2003 (g). . .  $        8.01             -           0.25         0.25            -               -   $        8.26     3.12% (h)

SERVICE CLASS
SHARES
Period Ended
October 31,
2000 (d) (e).  $       10.00          0.07          (0.47)       (0.40)       (0.01)          (0.01)  $        9.59   (4.04%) (h)
Year Ended
October 31,
2001. . . . .  $        9.59          0.15          (1.67)       (1.52)       (0.16)          (0.16)  $        7.91      (16.05%)
Year Ended
October 31,
2002. . . . .  $        7.91          0.11          (0.88)       (0.77)       (0.11)          (0.11)  $        7.03       (9.88%)
Year Ended
October 31,
2003. . . . .  $        7.03          0.10           1.31         1.41        (0.10)          (0.10)  $        8.34        20.26%

                                         RATIOS / SUPPLEMENTAL DATA
               ------------------------------------------------------------------------------------------
                                                                            RATIO OF NET
                                          RATIO OF NET      RATIO OF         INVESTMENT
                              RATIO OF     INVESTMENT       EXPENSES           INCOME
                NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                  PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                  (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
               ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31,
2000 (d). . .  $         10    0.71% (i)      1.10% (i)      396.10% (i)      (394.29%) (i)       270.89%
Year Ended
October 31,
2001. . . . .  $          8        0.71%          1.44%            3.28%            (1.13%)       226.13%
Year Ended
October 31,
2002. . . . .  $      1,072        0.49%          1.69%            0.49%              1.69%        28.41%
Year Ended
October 31,
2003. . . . .  $      9,729        0.48%          1.42%              (j)                (j)         8.08%

CLASS B SHARES
Period Ended
October 31,
2000 (d). . .  $         10    1.31% (i)      0.49% (i)      397.48% (i)      (395.68%) (i)       270.89%
Year Ended
October 31,
2001. . . . .  $          8        1.31%          1.32%            4.04%            (1.41%)       226.13%
Year Ended
October 31,
2002. . . . .  $        130        1.25%          1.39%            1.26%              1.38%        28.41%
Year Ended
October 31,
2003. . . . .  $      5,740        1.22%          0.63%              (j)                (j)         8.08%

CLASS C SHARES
Period Ended
October 31,
2001 (f). . .  $          -    1.31% (i)     (0.68%)(i)      124.67% (i)      (124.04%) (i)       226.13%
Year Ended
October 31,
2002. . . . .  $         15        1.25%        (0.21%)            3.34%            (2.30%)        28.41%
Year Ended
October 31,
2003. . . . .  $     17,804        1.22%          0.64%              (j)                (j)         8.08%

CLASS R SHARES
Period Ended
October 31,
2003 (g). . .  $          1    0.75% (i)     (0.04%)(i)        0.85% (i)        (0.14%) (i)         8.08%

SERVICE CLASS
SHARES
Period Ended
October 31,
2000 (d) (e).  $        998    0.61% (i)      1.23% (i)       66.76% (i)       (64.92%) (i)       270.89%
Year Ended
October 31,
2001. . . . .  $     36,670        0.61%          1.15%            1.44%              0.32%       226.13%
Year Ended
October 31,
2002. . . . .  $     90,512        0.61%          1.46%            0.65%              1.42%        28.41%
Year Ended
October 31,
2003. . . . .  $    214,101        0.61%          1.36%              (j)                (j)         8.08%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)  Not  annualized.
(i)  Annualized.
(j)  There  were  no  fee  reductions  in  this  period.

31
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  MODERATE  FUND

                                           INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                 -----------------------------------------------------------------------------------------------------------------
                                                    NET
                                               REALIZED AND
                      NET                       UNREALIZED       TOTAL                                       NET
                 ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                   BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF         TOTAL
                   OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD      RETURN (A)
                 -----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31,
2000 (d) (e). .  $       10.00          0.11          (0.23)       (0.12)       (0.07)          (0.07)  $        9.81  (1.21%) (h)
Year Ended
October 31,
2001 (e). . . .  $        9.81          0.22          (1.23)       (1.01)       (0.16)          (0.16)  $        8.64     (10.41%)
Year Ended
October 31,
2002. . . . . .  $        8.64          0.17          (0.69)       (0.52)       (0.18)          (0.18)  $        7.94      (6.12%)
Year Ended
October 31,
2003. . . . . .  $        7.94          0.15           1.08         1.23        (0.16)          (0.16)  $        9.01       15.75%

CLASS B SHARES
Period Ended
October 31,
2000 (d) (e). .  $       10.00          0.08          (0.24)       (0.16)       (0.03)          (0.03)  $        9.81  (1.61%) (h)
Year Ended
October 31,
2001. . . . . .  $        9.81          0.19          (1.25)       (1.06)       (0.11)          (0.11)  $        8.64     (10.84%)
Year Ended
October 31,
2002. . . . . .  $        8.64          0.11          (0.71)       (0.60)       (0.12)          (0.12)  $        7.92      (6.96%)
Year Ended
October 31,
2003. . . . . .  $        7.92          0.11           1.06         1.17        (0.13)          (0.13)  $        8.96       14.89%

CLASS C SHARES
Period Ended
October 31,
2001 (f). . . .  $        9.32         (0.04)         (0.62)       (0.66)           -               -   $        8.66  (7.08%) (h)
Year Ended
October 31,
2002. . . . . .  $        8.66          0.04          (0.75)       (0.71)       (0.05)          (0.05)  $        7.90      (7.13%)
Year Ended
October 31,
2003. . . . . .  $        7.90          0.11           1.06         1.17        (0.13)          (0.13)  $        8.94       14.98%

CLASS R SHARES
Period Ended
October 31,
2003 (g). . . .  $        8.77          0.01           0.18         0.19            -               -   $        8.96    2.17% (h)

SERVICE CLASS
SHARES
Period Ended
October 31,
2000 (d) (e). .  $       10.00          0.11          (0.22)       (0.11)       (0.07)          (0.07)  $        9.82  (1.10%) (h)
Year Ended
October 31,
2001. . . . . .  $        9.82          0.19          (1.19)       (1.00)       (0.19)          (0.19)  $        8.63     (10.26%)
Year Ended
October 31,
2002. . . . . .  $        8.63          0.17          (0.71)       (0.54)       (0.17)          (0.17)  $        7.92      (6.35%)
Year Ended
October 31,
2003. . . . . .  $        7.92          0.15           1.07         1.22        (0.15)          (0.15)  $        8.99       15.59%

                                            RATIOS / SUPPLEMENTAL DATA
                 -----------------------------------------------------------------------------------------------
                                                                              RATIO OF NET
                                            RATIO OF NET      RATIO OF         INVESTMENT
                                RATIO OF     INVESTMENT       EXPENSES           INCOME
                  NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                  AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                    PERIOD         NET           NET         TO AVERAGE        TO AVERAGE            PORTFOLIO
                    (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)         TURNOVER (C)
                 -----------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31,
2000 (d) (e). .  $         10    0.71% (i)      1.97% (i)      392.91% (i)          (390.23%)  (i)       366.93%
Year Ended
October 31,
2001 (e). . . .  $          9        0.71%          2.40%            2.39%              0.72%            258.23%
Year Ended
October 31,
2002. . . . . .  $      1,186        0.48%          2.37%            0.48%              2.37%             34.36%
Year Ended
October 31,
2003. . . . . .  $      9,972        0.47%          1.88%              (j)                (j)             13.50%

CLASS B SHARES
Period Ended
October 31,
2000 (d) (e). .  $         10    1.31% (i)      1.35% (i)      393.51% (i)          (390.85%)  (i)       366.93%
Year Ended
October 31,
2001. . . . . .  $          9        1.31%          2.11%            4.08%            (0.66%)            258.23%
Year Ended
October 31,
2002. . . . . .  $        161        1.23%          1.33%            1.24%              1.32%             34.36%
Year Ended
October 31,
2003. . . . . .  $      6,229        1.21%          1.09%              (j)                (j)             13.50%

CLASS C SHARES
Period Ended
October 31,
2001 (f). . . .  $          -    1.31% (i)     (0.67%)(i)      123.09% (i)          (122.45%)  (i)       258.23%
Year Ended
October 31,
2002. . . . . .  $        416        1.23%          1.89%            1.29%              1.83%             34.36%
Year Ended
October 31,
2003. . . . . .  $     21,995        1.22%          0.98%              (j)                (j)             13.50%

CLASS R SHARES
Period Ended
October 31,
2003 (g). . . .  $          1    0.74% (i)      0.68% (i)        0.84% (i)              0.58%  (i)        13.50%

SERVICE CLASS
SHARES
Period Ended
October 31,
2000 (d) (e). .  $        871    0.61% (i)      2.04% (i)      114.83% (i)          (112.80%)  (i)       366.93%
Year Ended
October 31,
2001. . . . . .  $     58,228        0.61%          2.06%            0.97%              1.70%            258.23%
Year Ended
October 31,
2002. . . . . .  $    123,963        0.61%          2.13%            0.65%              2.09%             34.36%
Year Ended
October 31,
2003. . . . . .  $    247,424        0.60%          1.82%              (j)                (j)             13.50%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)  Not  annualized.
(i)  Annualized.
(j)  There  were  no  fee  reductions  in  this  period.

32
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  MODERATELY  CONSERVATIVE  FUND

                                             INVESTMENT ACTIVITIES                DISTRIBUTIONS
                   ----------------------------------------------------------------------------------------------------
                                                      NET
                                                 REALIZED AND
                        NET                       UNREALIZED       TOTAL                                       NET
                   ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                     BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                     OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
                   ----------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31,
2000 (d) (e). . .  $       10.00          0.18          (0.17)        0.01        (0.12)          (0.12)  $        9.89
Year Ended
October 31,
2001 (e). . . . .  $        9.89          0.35          (0.75)       (0.40)       (0.30)          (0.30)  $        9.19
Year Ended
October 31,
2002 (e). . . . .  $        9.19          0.26          (0.49)       (0.23)       (0.25)          (0.25)  $        8.71
Year Ended
October 31,
2003. . . . . . .  $        8.71          0.20           0.75         0.95        (0.22)          (0.22)  $        9.44

CLASS B SHARES
Period Ended
October 31,
2000 (d) (e). . .  $       10.00          0.14          (0.17)       (0.03)       (0.08)          (0.08)  $        9.89
Year Ended
October 31,
2001. . . . . . .  $        9.89          0.29          (0.75)       (0.46)       (0.23)          (0.23)  $        9.20
Year Ended
October 31,
2002 (e). . . . .  $        9.20          0.20          (0.49)       (0.29)       (0.19)          (0.19)  $        8.72
Year Ended
October 31,
2003. . . . . . .  $        8.72          0.14           0.75         0.89        (0.17)          (0.17)  $        9.44

CLASS C SHARES
Period Ended
October 31,
2001 (f). . . . .  $        9.64         (0.04)         (0.38)       (0.42)           -               -   $        9.22
Year Ended
October 31,
2002. . . . . . .  $        9.22             -          (0.44)       (0.44)       (0.06)          (0.06)  $        8.72
Year Ended
October 31,
2003. . . . . . .  $        8.72          0.15           0.73         0.88        (0.18)          (0.18)  $        9.42

CLASS R SHARES
Period Ended
October 31,
2003 (g). . . . .  $        9.33          0.01           0.11         0.12            -               -   $        9.45

SERVICE CLASS SHARES
Period Ended
October 31,
2000 (d) (e). . .  $       10.00          0.16          (0.14)        0.02        (0.12)          (0.12)  $        9.90
Year Ended
October 31,
2001. . . . . . .  $        9.90          0.31          (0.70)       (0.39)       (0.31)          (0.31)  $        9.20
Year Ended
October 31,
2002 (e). . . . .  $        9.20          0.26          (0.50)       (0.24)       (0.24)          (0.24)  $        8.72
Year Ended
October 31, 2003.  $        8.72          0.19           0.76         0.95        (0.20)          (0.20)  $        9.47

                                                           RATIOS / SUPPLEMENTAL DATA
                   -------------------------------------------------------------------------------------------------------
                                                                                             RATIO OF NET
                                                           RATIO OF NET      RATIO OF         INVESTMENT
                                               RATIO OF     INVESTMENT       EXPENSES           INCOME
                                 NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                 AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                      TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                   RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                   -------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31,
2000 (d) (e). . .    0.10% (h)  $         10    0.71% (i)      3.02% (i)      438.49% (i)      (434.76%) (i)       425.17%
Year Ended
October 31,
2001 (e). . . . .      (4.06%)  $         10        0.71%          3.66%            3.81%              0.56%       235.84%
Year Ended
October 31,
2002 (e). . . . .      (2.60%)  $        898        0.50%          2.99%            0.51%              2.98%        49.00%
Year Ended
October 31,
2003. . . . . . .       11.02%  $      4,482        0.53%          2.34%              (j)                (j)        19.93%

CLASS B SHARES
Period Ended
October 31,
2000 (d) (e). . .  (0.26%) (h)  $         10    1.31% (i)      2.44% (i)      439.61% (i)      (435.86%) (i)       425.17%
Year Ended
October 31,
2001. . . . . . .      (4.67%)  $         10        1.31%          3.14%            4.52%            (0.07%)       235.84%
Year Ended
October 31,
2002 (e). . . . .      (3.22%)  $         83        1.27%          2.24%            1.29%              2.22%        49.00%
Year Ended
October 31,
2003. . . . . . .       10.37%  $      2,453        1.28%          1.52%              (j)                (j)        19.93%

CLASS C SHARES
Period Ended
October 31,
2001 (f). . . . .  (4.36%) (h)  $          -    1.31% (i)     (0.79%)(i)      122.29% (i)      (121.77%) (i)       235.84%
Year Ended
October 31,
2002. . . . . . .      (3.14%)  $         88        1.27%          2.48%            1.33%              2.42%        49.00%
Year Ended
October 31,
2003. . . . . . .       10.26%  $      7,530        1.29%          1.45%              (j)                (j)        19.93%

CLASS R SHARES
Period Ended
October 31,
2003 (g). . . . .    1.29% (h)  $          1    0.81% (i)      1.34% (i)        0.91% (i)        (1.24%) (i)        19.93%

SERVICE CLASS SHARES
Period Ended
October 31,
2000 (d) (e). . .    0.18% (h)  $      2,231    0.61% (i)      2.85% (i)       32.84% (i)       (29.38%) (i)       425.17%
Year Ended
October 31,
2001. . . . . . .      (3.99%)  $     14,772        0.61%          3.34%            2.50%              1.45%       235.84%
Year Ended
October 31,
2002 (e). . . . .      (2.70%)  $     36,927        0.61%          2.82%            0.69%              2.74%        49.00%
Year Ended
October 31, 2003.       11.09%  $     78,189        0.61%          2.28%            0.65%              2.24%        19.93%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)  Not  annualized.
(i)  Annualized.
(j)  There  were  no  fee  reductions  in  this  period.

33
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  CONSERVATIVE  FUND

                                           INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                 -----------------------------------------------------------------------------------------------------------------
                                                    NET
                                               REALIZED AND
                      NET                       UNREALIZED       TOTAL                                       NET
                 ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                   BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF         TOTAL
                   OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD      RETURN (A)
                 -----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31,
2000 (d) (e). .  $       10.00          0.23          (0.08)        0.15        (0.16)          (0.16)  $        9.99    1.49% (h)
Year Ended
October 31,
2001. . . . . .  $        9.99          0.45          (0.28)        0.17        (0.38)          (0.38)  $        9.78        1.71%
Year Ended
October 31,
2002. . . . . .  $        9.78          0.28          (0.24)        0.04        (0.31)          (0.31)  $        9.51        0.45%
Year Ended
October 31,
2003. . . . . .  $        9.51          0.26           0.39         0.65        (0.28)          (0.28)  $        9.88        6.89%

CLASS B SHARES
Period Ended
October 31,
2000 (d) (e). .  $       10.00          0.19          (0.08)        0.11        (0.12)          (0.12)  $        9.99    1.12% (h)
Year Ended
October 31,
2001. . . . . .  $        9.99          0.38          (0.28)        0.10        (0.30)          (0.30)  $        9.79        1.04%
Year Ended
October 31,
2002. . . . . .  $        9.79          0.24          (0.25)       (0.01)       (0.25)          (0.25)  $        9.53      (0.15%)
Year Ended
October 31,
2003. . . . . .  $        9.53          0.19           0.38         0.57        (0.23)          (0.23)  $        9.87        6.05%

CLASS C SHARES
Period Ended
October 31,
2001 (f). . . .  $        9.97         (0.05)         (0.13)       (0.18)           -               -   $        9.79  (1.81%) (h)
Year Ended
October 31,
2002. . . . . .  $        9.79          0.23          (0.25)       (0.02)       (0.26)          (0.26)  $        9.51      (0.21%)
Year Ended
October 31,
2003. . . . . .  $        9.51          0.20           0.37         0.57        (0.23)          (0.23)  $        9.85        6.03%

CLASS R SHARES
Period Ended
October 31,
2003 (g). . . .  $        9.83          0.02           0.02         0.04            -               -   $        9.87    0.41% (h)

SERVICE CLASS
SHARES
Period Ended
October 31,
2000 (d) (e). .  $       10.00          0.24          (0.09)        0.15        (0.15)          (0.15)  $       10.00    1.57% (h)
Year Ended
October 31,
2001. . . . . .  $       10.00          0.41          (0.24)        0.17        (0.38)          (0.38)  $        9.79        1.75%
Year Ended
October 31,
2002. . . . . .  $        9.79          0.31          (0.26)        0.05        (0.31)          (0.31)  $        9.53        0.48%
Year Ended
October 31,
2003. . . . . .  $        9.53          0.26           0.38         0.64        (0.27)          (0.27)  $        9.90        6.76%

                                           RATIOS / SUPPLEMENTAL DATA
                 -----------------------------------------------------------------------------------------------
                                                                              RATIO OF NET
                                            RATIO OF NET      RATIO OF         INVESTMENT
                                RATIO OF     INVESTMENT       EXPENSES           INCOME
                  NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                  AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                    PERIOD         NET           NET         TO AVERAGE        TO AVERAGE            PORTFOLIO
                    (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)         TURNOVER (C)
                 -----------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31,
2000 (d) (e). .  $         10    0.71% (i)      3.86% (i)      441.97% (i)          (437.40%)  (i)       449.16%
Year Ended
October 31,
2001. . . . . .  $         10        0.71%          4.45%            6.91%            (1.75%)            176.59%
Year Ended
October 31,
2002. . . . . .  $        802        0.50%          3.62%            0.50%              3.62%             46.89%
Year Ended
October 31,
2003. . . . . .  $      1,798        0.53%          2.83%              (j)                (j)             32.93%

CLASS B SHARES
Period Ended
October 31,
2000 (d) (e). .  $         10    1.31% (i)      3.26% (i)      443.13% (i)          (438.56%)  (i)       449.16%
Year Ended
October 31,
2001. . . . . .  $         10        1.31%          3.82%            7.70%            (2.57%)            176.59%
Year Ended
October 31,
2002. . . . . .  $         75        1.27%          2.77%            1.33%              2.71%             46.89%
Year Ended
October 31,
2003. . . . . .  $      1,622        1.29%          1.96%              (j)                (j)             32.93%

CLASS C SHARES
Period Ended
October 31,
2001 (f). . . .  $          -    1.31% (i)     (0.90%)(i)      121.18% (i)          (120.77%)  (i)       176.59%
Year Ended
October 31,
2002. . . . . .  $        400        1.27%          2.75%            1.29%              2.73%             46.89%
Year Ended
October 31,
2003. . . . . .  $      3,592        1.29%          1.95%              (j)                (j)             32.93%

CLASS R SHARES
Period Ended
October 31,
2003 (g). . . .  $          1    0.84% (i)      2.03% (i)        0.94% (i)              1.93%  (i)        32.93%

SERVICE CLASS SHARES
Period Ended
October 31,
2000 (d) (e). .  $        492    0.61% (i)      4.32% (i)      154.74% (i)          (149.81%)  (i)       449.16%
Year Ended
October 31,
2001. . . . . .  $     11,459        0.61%          4.17%            2.58%              2.20%            176.59%
Year Ended
October 31,
2002. . . . . .  $     28,253        0.61%          3.49%            0.72%              3.38%             46.89%
Year Ended
October 31,
2003. . . . . .  $     59,472        0.61%          2.73%            0.67%              2.68%             32.93%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)  Not  annualized.
(i)  Annualized.
(j)  There  were  no  fee  reductions  in  this  period.

34
--------------------------------------------------------------------------------

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Fund:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds  3435
Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

GG-_____  3/04

--------------------------------------------------------------------------------

CORE  FIXED  INCOME  Series

Gartmore  Bond  Fund
Gartmore  Tax-Free  Income  Fund
Gartmore  Government  Bond  Fund
Gartmore  Morley  Enhanced  Income  Fund
Gartmore  Money  Market  Fund

Logo  Goes  Here                                         WWW.GARTMOREFUNDS.COM

PROSPECTUS

March  1,  2004

                              As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS



FUND SUMMARIES-THE BOND FUNDS .                                        3
Gartmore Bond Fund
Gartmore Tax-Free Income Fund
Gartmore Government Bond Fund
Gartmore Morley Enhanced Income Fund

FUND SUMMARY-THE MONEY MARKET FUND                                    17
Gartmore Money Market Fund

MORE ABOUT THE BOND FUNDS                                             20
Temporary Investments
Principal Investments and Techniques
Principal Risks

MORE ABOUT THE MONEY MARKET FUND                                      23
Principal Investments and Techniques
Principal Risks

MANAGEMENT .                                                          24
Investment Advisers
Gartmore Mutual Fund Capital Trust - Investment Adviser for each of the Funds except the Gartmore Morley Enhanced Income Fund
Gartmore Morley Capital Management, Inc. -
   Investment Adviser for Gartmore Morley Enhanced Income Fund

BUYING, SELLING AND EXCHANGING FUND SHARES                            25
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES                                               36
Distributions of Income Dividends
Gartmore Tax-Free Income Fund
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and
   Other Tax-Deferred Account
 Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS                                                  38

ADDITIONAL INFORMATION                                        BACK COVER

FUND  SUMMARIES

This prospectus provides information about five funds (the "Funds") offered by Gartmore Mutual Funds (the "Trust"), which include four bond funds and a money market fund. The "Bond Funds" means all of the funds offered in this prospectus except the Gartmore Money Market Fund, and the "Money Market Fund" means the Gartmore Money Market Fund. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Bond Funds" beginning on page 20 or "More about the Money Market Fund"beginning on page 23. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The Funds have the following share classes, which are described in this prospectus

Gartmore  Bond  Fund*
   -  Class  A
   -  Class  B
   -  Class  C
   -  Class  D
   -  Class  R

Gartmore  Tax-Free  Income  Fund*
   -  Class  A
   -  Class  B
   -  Class  C
   -  Class  D

Gartmore  Government  Bond  Fund*
   -  Class  A
   -  Class  B
   -  Class  C
   -  Class  D
   -  Class  R

Gartmore  Morley  Enhanced  Income  Fund
   -  Class  A
   -  Class  R
   -  Institutional  Service  Class
   -  Institutional  Clas

 Gartmore  Money  Market  Fund
   -  Prime  Shares
    - Service  Class
   -  Institutional  Class

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 25.

---------
* The Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund also have Class X and Class Y shares (which were the Class B and Class C shares, respectively, of these Funds prior to September 1, 2003) which are not offered by this prospectus and are not available to new investors. Shareholders owning shares of the Class X and Class Y shares of one or more of these three Funds as of September 1, 2003 are eligible to continue to purchase additional Class X and Class Y shares of the Fund(s), and should refer to the separate prospectus for those classes of shares.

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks as high a level of current income as is consistent with preservation of capital.

To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund's shares. It seeks to achieve its objective by investing primarily in investment-grade securities, focusing largely on corporate bonds and U.S. government securities.

U.S. government securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
-    The  Federal  Home  Loan  Banks;
-    The  Federal  National  Mortgage  Association  ("FNMA");
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
-    The  Federal  Farm  Credit  Banks.

The Fund may, however, invest a portion of its net assets in debt securities rated below investment grade, also known as "junk bonds." Under normal conditions, the Fund invests at least 80% of its net assets in bonds, which include debentures and notes.

The Fund also invests in foreign government and corporate bonds, denominated in U.S. dollars, and in mortgage-backed and asset-backed securities. It may also invest in commercial paper rated in one of the two highest rating categories by a rating agency.

The Fund's portfolio managers will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will have a duration of three to seven years. In choosing to buy a debt security, the portfolio managers look for value. A security may be sold to take advantage of more favorable opportunities. The Fund may sell a debt security as it gets closer to maturity in order to maintain the Fund's target duration and achieve an attractive total return.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INVESTMENT-GRADE  SECURITIES
The Fund focuses on "investment grade" taxable debt securities, including corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.


INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments.
-    Greater  risk  of  loss  due  to  default  or  declining  credit  quality.
- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due.
- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

For  additional  information, see "More about the Bond Funds" beginning page 20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

ANNUAL  RETURNS-CLASS  D  SHARES*  (YEARS  ENDED  DECEMBER  31)

                                CHART GOES HERE

Best  Quarter:       8.69%  2nd  qtr.  of  1995
Worst  Quarter:     -5.02%  1st  qtr.  of  1994

----------
* These annual returns do not include sales charges and do not reflect the effect of taxes and through May 11, 1998, these returns are based on the performance of the Fund's predecessor fund. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.



Average annual returns1 - as of 12/31/03  1 year   5 years   10 years
----------------------------------------------------------------------
Class A shares-Before Taxes2 . . . . . .    0.97%     4.64%      5.56%
----------------------------------------------------------------------
Class B shares-Before Taxes3 . . . . . .    0.51%     4.73%      5.73%
----------------------------------------------------------------------
Class C shares-Before Taxes4,5 . . . . .    3.31%     5.13%      5.83%
----------------------------------------------------------------------
Class D shares-Before Taxes. . . . . . .    1.63%     4.95%      5.73%
----------------------------------------------------------------------
Class D shares-After Taxes on
   Distributions . . . . . . . . . . . .   -0.11%     2.65%      3.21%
----------------------------------------------------------------------
Class D shares-After Taxes on
   Distributions and Sale of Shares. . .    1.03%     2.75%      3.25%
----------------------------------------------------------------------
Class R shares-Before Taxes2 . . . . . .    6.19%     5.89%      6.20%
----------------------------------------------------------------------
Lehman Brothers Govt./Credit
   Bond Index6 . . . . . . . . . . . . .    4.67%     6.66%      6.98%


----------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, include the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class A shares (5/11/98) and Class R shares (10/1/03). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Class R shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes. If these other fees were reflected, the performance for each of these classes of shares would have been lower.
3 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and for the period from May 11, 1998 to the creation of the Fund's Class B shares on September 4, 2003, include the performance of the Fund's Class X shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to this class. If these other fees were reflected, the performance for the Class B shares would have been lower.
4 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, for period from May 11, 1998 to March 1, 2001 include the performance of the Fund's Class D shares and for the period from March 1, 2001 to the creation of the Fund's Class C shares on September 4, 2003 include the performance of the Fund's Class Y shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class C shares. If these other fees were reflected, the performance for Class C shares would have been lower.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 The Lehman Brothers Government/Credit Bond Index-an unmanaged index of government and corporate bonds-gives a broad look at how the prices of U.S. government and corporate bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.


Shareholder Fees1
(paid directly from your         Class A   Class B   Class C   Class D   Class R
investment)                       shares    shares    shares    shares    shares
--------------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a percentage
of offering price). . . . . . .   4.75%2   None      None       4.50%2   None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable). . . .  None3      5.00%4    1.00%5   None      None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses.  Class A   Class B   Class C   Class D   Class R
(deducted from Fund assets) . .  shares    shares    shares    shares    shares
--------------------------------------------------------------------------------
Management Fees . . . . . . . .     0.50%     0.50%     0.50%     0.50%     0.50%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees. . . . . . . . . .     0.25%     1.00%     1.00%  None       0.40%6
--------------------------------------------------------------------------------
Other Expenses. . . . . . . . .     0.33%     0.25%     0.25%     0.32%     0.45%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     1.08%     1.75%     1.75%     0.82%     1.35%


----------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" beginning on page 28
3 A contingent deferred sales charge ("CDSC") of up to 0.75% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 31 and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 28.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 31. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 31.
6 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                 1 year   3 years   5 years   10 years
-------------------------------------------------------
Class A shares*  $   580  $    802  $  1,042  $   1,730
-------------------------------------------------------
Class B shares.  $   678  $    851  $  1,149  $   1,803
-------------------------------------------------------
Class C shares.  $   278  $    551  $    949  $   2,062
-------------------------------------------------------
Class D shares.  $   530  $    700  $    885  $   1,418
-------------------------------------------------------
Class R shares.  $   137  $    428  $    739  $   1,624

You would pay the following expenses on the same investment if you did not sell your shares**:


                1 year   3 years   5 years   10 years
-------------------------------------------------------
Class B shares  $   178  $    551  $    949  $   1,803
-------------------------------------------------------
Class C shares  $   178  $    551  $    949  $   2,062

----------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class D and Class R shares do not change whether or not you sell your shares.

FUND  SUMMARIES  -  GARTMORE  TAX-FREE  INCOME  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

MUNICIPAL  OBLIGATIONS

Municipal obligations are issued by, or on behalf of, states, cities and other local governmental entities, to pay for construction and other projects. They are loans that investors make to a government or governmental entity; the government or governmental entity gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back.

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital through investing in investment-grade municipal obligations.

To achieve its objective, the Fund invests at least 80% of its net assets in securities, the interest income from which is exempt from federal income taxes. In addition, the Fund may also invest up to 20% of its net assets in securities, the interest income from which is treated as a preference item for purposes of the federal alternative minimum tax. The Fund focuses on municipal obligations that have been rated within the four highest rating categories by a rating agency (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.), or if not rated, are of equivalent quality. These obligations are issued by states, U.S. territories, and their political subdivisions.

The Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities, and floating and variable-rate bonds. In choosing to buy a security, the portfolio manager looks for value. A security may be sold to take advantage of more favorable opportunities.

The Fund may temporarily invest up to 20% of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objectives and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

TAX RISK. As a shareholder in the Fund, you may also face two types of tax risk. There is a risk that the federal income tax rate will be reduced and the value of the tax-exemption will be less valuable. There is also the risk that a municipal bond, which is issued as tax-exempt, will eventually be declared taxable.

For  additional  information,  see "More About the Bond Funds" beginning on page
20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  D  SHARES*  (YEARS  ENDED  DECEMBER  31)

                                CHART  GOES  HERE

Best  Quarter:       8.10%  1st  qtr.  of  1995
Worst  Quarter:     -7.20%  1st  qtr.  of  1994

* These annual returns do not include sales charges and do not reflect the effect of taxes and through May 11, 1998, these returns are based on the performance of the Fund's predecessor fund. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.




Average annual returns1 - as of 12/31/03  1 year   5 years   10 years
----------------------------------------------------------------------
Class A shares-Before Taxes2 . . . . . .   -0.26%     3.80%      4.33%
----------------------------------------------------------------------
Class B shares-Before Taxes3 . . . . . .   -0.93%     3.83%      4.48%
----------------------------------------------------------------------
Class C shares-Before Taxes4, 5. . . . .    1.94%     4.19%      4.55%
----------------------------------------------------------------------
Class D shares-Before Taxes. . . . . . .    0.27%     4.10%      4.50%
----------------------------------------------------------------------
Class D shares-After Taxes on
Distributions. . . . . . . . . . . . . .    0.27%     4.10%      4.48%
----------------------------------------------------------------------
Class D shares-After Taxes on
Distributions and Sale of Shares6. . . .    1.68%     4.19%      4.52%
----------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index7. . . . . . . . . . . . . . .    4.67%     6.66%      6.98%


----------

1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of the Fund's predecessor for periods prior to May 11, 1998.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, include the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class A shares (5/11/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for Class A shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class A shares. If these other fees were reflected, the performance for Class A shares of shares would have been lower.
3 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and for the period from May 11, 1998 to the creation of the Fund's Class B shares (9/4/03) include the performance of the Fund's Class X shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class B shares. If these other fees were reflected, the performance for the Class B shares would have been lower.
4 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, for period from May 11, 1998 to March 1, 2001 include the performance of the Fund's Class D shares and for the period from March 1, 2001 to the creation of the Fund's Class C shares (9/4/03) include the performance of the Fund's Class Y shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class C shares. If these other fees were reflected, the performance for Class C shares would have been lower.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 The performance for "Class D shares-After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
7 The Lehman Brothers Municipal Bond Index-an unmanaged index of municipal bonds-gives a broad look at how the bond prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FUND  SUMMARIES  -  GARTMORE  TAX-FREE  INCOME  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.


Shareholder Fees1
(paid directly from your         Class A   Class B   Class C   Class D
investment)                       shares    shares    shares    shares
------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a percentage
of offering price). . . . . . .   4.75%2   None      None       4.50%2
------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable). . . .  None3      5.00%4    1.00%5   None
------------------------------------------------------------------------

Annual Fund Operating Expenses.  Class A   Class B   Class C   Class D
(deducted from Fund Assets) . .  shares    shares    shares    shares
------------------------------------------------------------------------
Management Fees . . . . . . . .     0.50%     0.50%     0.50%     0.50%
------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees. . . . . . . . . .     0.25%     1.00%     1.00%  None
------------------------------------------------------------------------
Other Expenses. . . . . . . . .     0.23%     0.22%     0.22%     0.22%
------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     0.98%     1.72%     1.72%     0.72%


----------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" beginning on page 28.
3 A CDSC of up to 0.75% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C Shares" beginning on page 31, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 28.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C Shares" beginning on page 31. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  31.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                       1 year   3 years   5 years   10 years
-----------------------------------------------------------------------------
Class A shares* . . . . . . . . . . .  $   570  $    772  $    991  $   1,619
-----------------------------------------------------------------------------
Class B shares. . . . . . . . . . . .  $   675  $    842  $  1,133  $   1,742
-----------------------------------------------------------------------------
Class C shares. . . . . . . . . . . .  $   275  $    542  $    933  $   2,030
-----------------------------------------------------------------------------
Class D shares. . . . . . . . . . . .  $   520  $    670  $    833  $   1,304

You would pay the following expenses on the same investment if you did not sell your shares**:

                                        1 year   3 years   5 years   10 years
-----------------------------------------------------------------------------
Class B shares. . . . . . . . . . . .  $   175  $    542  $    933  $   1,742
-----------------------------------------------------------------------------
Class C shares. . . . . . . . . . . .  $   175  $    542  $    933  $   2,030


----------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more) and Class D shares do not change whether or not you sell your shares.

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital.

BOND  MATURITY
Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate. This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund's shares. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. These securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
-    The  Federal  Home  Loan  Banks;
-    The  Federal  National  Mortgage  Association  ("FNMA");
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
-    The  Federal  Farm  Credit  Banks.

The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The dollar-weighted average portfolio maturity of the Fund's assets will generally be five to nine years.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis (determining whether a short, intermediate, or long-term duration is appropriate based on interest rates), economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will typically have a duration of four to six years.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although Fannie Mae, Freddie Mac and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

For  additional  information,  see "More About the Bond Funds" beginning on page
20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  D  SHARES*  (YEARS  ENDED  DECEMBER  31)

                                Chart Goes here


Best  Quarter:       6.80%  2nd  qtr.  of  1995
Worst  Quarter:     -2.20%  1st  qtr.  of  1994

----------
* These annual returns do not include sales charges and do not reflect the effect of taxes and through May 11, 1998, these returns are based on the performance of the Fund's predecessor fund. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.



Average annual returns1 - as of 12/31/03  1 year   5 years   10 years
----------------------------------------------------------------------
Class A shares-Before Taxes2 . . . . . .   -3.13%     4.95%      5.93%
----------------------------------------------------------------------
Class B shares-Before Taxes3 . . . . . .   -3.60%     5.03%      6.09%
----------------------------------------------------------------------
Class C shares-Before Taxes4, 5. . . . .   -0.79%     5.39%      6.18%
----------------------------------------------------------------------
Class D shares-Before Taxes. . . . . . .   -2.69%     5.24%      6.09%
----------------------------------------------------------------------
Class D shares-After Taxes on
Distributions. . . . . . . . . . . . . .   -4.59%     2.87%      3.67%
----------------------------------------------------------------------
Class D shares-After Taxes on
Distributions and Sale of Shares . . . .   -1.54%     3.02%      3.69%
----------------------------------------------------------------------
Class R shares-Before Taxes2 . . . . . .    1.74%     6.17%      6.57%
----------------------------------------------------------------------
Merrill Lynch Government
Master Index6. . . . . . . . . . . . . .    2.36%     6.22%      6.71%

----------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, include the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class A shares (5/11/98), and Class R shares (10/1/03). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Class R shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes. If these other fees were reflected, the performance for each of these classes of shares would have been lower.
3 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and for the period from May 11, 1998 to the creation of the Fund's Class B shares on September 4, 2003, include the

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

     performance of the Fund's Class X shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for Class B shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class B shares. If these other fees were reflected, the performance for the Class B shares would have been lower.
4 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, for period from May 11, 1998 to March 1, 2001 include the performance of the Fund's Class D shares and for the period from March 1, 2001 to the creation of the Fund's Class C shares (9/4/03) include the performance of the Fund's Class Y shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class C shares. If these other fees were reflected, the performance for Class C shares would have been lower.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 The Merrill Lynch Government Master Index gives a broad look at how U.S. government bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.


Shareholder Fees1
(paid directly from your         Class A   Class B   Class C   Class D   Class R
investment)                       shares    shares    shares    shares    shares
--------------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a percentage
of offering price). . . . . . .   4.75%2   None      None       4.50%2   None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable). . . .  None3      5.00%4    1.00%5   None      None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses.  Class A   Class B   Class C   Class D   Class R
(deducted from Fund assets) . .  shares    shares    shares    shares    shares
--------------------------------------------------------------------------------
Management Fees . . . . . . . .     0.50%     0.50%     0.50%     0.50%     0.50%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees. . . . . . . . . .     0.25%     1.00%     1.00%  None       0.40%6
--------------------------------------------------------------------------------
Other Expenses. . . . . . . . .     0.35%     0.28%     0.28%     0.28%     0.48%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES7 . . . . . .     1.10%     1.78%     1.78%     0.78%     1.38%


----------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" beginning on page 28.
3 A CDSC of up to 0.75% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 31, and "Buying, Selling and Exchanging Fund Shares-Buying Shares -Class A Purchases not Subject to a Sales Charge" beginning on page 28.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 31. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 31.
6 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND


7 Gartmore Mutual Fund Capital Trust ("GMF"), the Fund's investment adviser and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 0.79% for Class A, Class B, Class C, Class D and Class R shares through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses" could increase to 1.29% for Class A shares, 1.79% for Class B and Class C shares, 1.04% for Class D shares and 1.54% for Class R shares of the Fund before GMF would be required to limit the Fund's expenses. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or reimbursementsd made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------
Class A shares* . . . . . . . . . . . .  $   582  $    808  $  1,052  $   1,752
-------------------------------------------------------------------------------
Class B shares. . . . . . . . . . . . .  $   681  $    860  $  1,164  $   1,832
-------------------------------------------------------------------------------
Class C shares. . . . . . . . . . . . .  $   281  $    560  $    964  $   2,095
-------------------------------------------------------------------------------
Class D shares. . . . . . . . . . . . .  $   526  $    688  $    864  $   1,373
-------------------------------------------------------------------------------
Class R shares. . . . . . . . . . . . .  $   140  $    437  $    755  $   1,657

You would pay the following expenses on the same investment if you did not sell your shares:**

                                          1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------
Class B shares. . . . . . . . . . . . .  $   181  $    560  $    964  $   1,832
-------------------------------------------------------------------------------
Class C shares. . . . . . . . . . . . .  $   181  $    560  $    964  $   2,095


----------

*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class D and Class R shares do not change whether or not you sell your shares.

FUND  SUMMARIES  -  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in your account value.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

To achieve its objective, under normal conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations.

U.S. government securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
-    The  Federal  Home  Loan  Banks;
-    The  Federal  National  Mortgage  Association  ("FNMA");
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
-    The  Federal  Farm  Credit  Banks.

The Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis. The Fund is managed so that its duration will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value.

When selecting securities for the Fund, the Fund's portfolio managers consider expected changes in interest rates and in the price relationships among various types of securities. They attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the use of derivatives to hedge the Fund will enable the Fund to meet its investment objective of limited fluctuation of the Fund's net asset value. There can be no guarantee that the Fund will meet its objective.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA passthrough certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the

FUND  SUMMARIES  -  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

inflation risk incurred by the Fund. Because the Fund invests primarily in fixed-rate debt securities with short-to-moderate maturities or variable-rate debt securities with frequent interest rate resets, this risk is lower than for funds with longer maturities. The Fund may also use wrap contracts to limit the impact of interest rate changes on the Fund's net asset value.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at a slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

DERIVATIVES RISK. The Fund many invest in derivatives, principally futures and options. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For  additional  information,  see "More About the Bond Funds" beginning on page
20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

                                CHART  GOESE  HERE


Best  Quarter:       1.59%     3rd  qtr.  of  2000
Worst  Quarter:     -0.22%     3rd  qtr.  of  2003

----------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.





                                                    One       Since
Average annual returns1-as of 12/31/03              year   Inception2
----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .  -2.86%        1.62%
----------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .  -3.86%       -0.12%
----------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .  -1.86%        0.31%
and Sales of shares3
----------------------------------------------------------------------
Class R shares - Before Taxes4. . . . . . . . . .   0.88%        2.58%
----------------------------------------------------------------------
Institutional Service Class shares - Before Taxes   0.91%        2.73%
----------------------------------------------------------------------
Institutional Class shares - Before Taxes . . . .   1.17%        2.99%
----------------------------------------------------------------------
Lipper Ultra-Short Bond Fund Index5 . . . . . . .   1.85%        4.17%

----------

1 These returns reflect performance after sales charges, if any, and expenses are deducted.

FUND  SUMMARY  -  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

2    The  Fund  commenced  operations  on  December  29,  1999.
3 The performance for "Class A shares-After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 These returns until the creation of Class R shares (10/1/03) include the performance of the Fund's Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because Class R shares invest in the same portfolio of securities as Class A shares. The performance for this class has been restated to reflect the fact that Class R shares do not have any applicable sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class R shares; if these fees were reflected, the performance for Class R shares would have been lower.
5 The Lipper Ultra-Short Bond Fund Index consists of funds with at least 65% of their assets in investment-grade debt instruments and maintains a portfolio with average maturity between 91 and 365 days. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                          Institutional   Institutional
                                                             Service          Class
Shareholder Fees1                     Class A   Class R       Class           shares
(paid directly from your investment)   shares    shares       shares
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed on purchases (as a
percentage of offering price). . . .   3.75%2   None      None            None
--------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed on redemptions
(as a percentage of original
purchase price or sale
proceeds, as applicable) . . . . . .  None3     None      None            None
--------------------------------------------------------------------------------------
                                                          Institutional   Institutional
Annual Fund Operating Expenses . . .  Class A   Class R   Service Class   Class
(deducted from Fund assets). . . . .  shares    shares    shares          shares
--------------------------------------------------------------------------------------
Management Fees. . . . . . . . . . .     0.35%     0.35%           0.35%           0.35%
--------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees . . . . . . . . . . . .     0.25%   0.40%4   None            None
--------------------------------------------------------------------------------------
Other Expenses . . . . . . . . . . .     0.33%     0.45%           0.50%           0.25%
--------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . . . . . . . .     0.93%     1.20%           0.85%           0.60%
--------------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . . . . . . . .     0.15%     0.15%           0.15%           0.15%
--------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)5 . . . . . .     0.78%     1.05%           0.70%           0.45%

----------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" beginning on page 28.
3 A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. For more information, see "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 31, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 28.
4 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
5 Gartmore Morley Capital Management, Inc. ("GMCM"), the Fund's investment adviser, and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, wrap contract fees and premiums and expenses related to wrap contracts, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 0.45% for Class A, Class R, Institutional Service and Institutional Class shares at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.95% for Class A shares, 1.20% for Class R shares, and 0.70% for Institutional Service Class shares of the Fund before GMCM would be required to further limit the Fund's expenses. The Fund is authorized to reimburse GMCM for management fees previously waived and/or for the cost of Other Expenses paid by GMCM provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMCM in this manner only applies to fees paid or reimbursements made by GMCM at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                            1 year   3 years   5 years   10 years
------------------------------------------------------------------
Class A shares*. . . . . .  $   452  $    646  $    856  $   1,462
------------------------------------------------------------------
Class R shares . . . . . .  $   107  $    366  $    645  $   1,441
------------------------------------------------------------------
Institutional Service
Class shares . . . . . . .  $    72  $    256  $    457  $   1,035
------------------------------------------------------------------
Institutional Class shares  $    46  $    177  $    320  $     736


----------
*    Assumes  a  CDSC  will  not  apply.

FUND  SUMMARY  -  GARTMORE  MONEY  MARKET  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

This Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

WHY  INVEST  IN  A  MONEY  MARKET  FUND?
By investing in short-term corporate and government bonds and other debt instruments, money market funds provide current income to investors and allow easy access to their money. Money market funds are for risk-averse investors or investors who want to earn competitive yields on cash they may need on short notice. While the Money Market Fund pays dependable income, there is no guarantee that the Fund's earnings will stay ahead of inflation or always provide a certain level of income.

The Fund seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations will primarily include commercial paper and other debt obligations issued by U.S. and foreign corporations, asset-backed commercial paper, U.S. government and agency bonds, bills and notes.

U.S. government securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:
- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
-    The  Federal  Home  Loan  Banks;
-    The  Federal  National  Mortgage  Association  ("FNMA");
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
-    The  Federal  Farm  Credit  Banks.

These money market obligations also include obligations of foreign governments, commercial paper issued by states and municipalities and the obligations of U.S. banks, foreign banks and U.S. branches of foreign banks. All of the money market obligations must be denominated in U.S. dollars and are rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, are of comparable quality. The Fund may invest in floating-and adjustable-rate obligations and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL  RISKS

Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA passthrough certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to

FUND  SUMMARY  -  GARTMORE  MONEY  MARKET  FUND

compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

PREPAYMENT RISK. Asset-backed commercial paper is secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Particularly when interest rates are falling, debtors may refinance their loans or obligations earlier than anticipated, and the issuers of asset-backed commercial paper may, therefore, repay principal in advance. Prepayment risk occurs because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Reinvesting the returned principal in a lower interest rate market would reduce the Fund's income.

For  additional  information, see "More About the Money Market Fund" on page 23.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of the IMoneyNet. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL  RETURNS-PRIME  SHARES*  (YEARS  ENDED  DECEMBER  31)

                                CHART  GOES  HERE


Best  Quarter:      1.52%  4th  qtr.  of  2000
Worst  Quarter:     0.13%  3rd  and  4th  qtr.  of  2003

----------
* These returns reflect performance after expenses are deducted and include the performance of the Fund's predecessor fund for periods prior to May 11, 1998. All of the Fund's shares were reclassified as Prime shares on January 4, 1999. Please call 1-800-848-0920 for the Fund's current 7-day yield.


Average annual returns - as of 12/31/03  1 year   5 years   10 years
---------------------------------------------------------------------
Prime Shares. . . . . . . . . . . . . .    0.62%     3.14%      4.01%
---------------------------------------------------------------------
Service Class Shares1 . . . . . . . . .    0.50%     3.03%      3.95%
---------------------------------------------------------------------
Institutional Class Shares1 . . . . . .    0.69%     3.17%      4.03%
---------------------------------------------------------------------
IMoneyNet-First Tier Retail2. . . . . .    1.25%     3.89%      4.71%

----------
1 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, include the performance of the Fund's Prime shares. These returns were achieved prior to the creation of Service Class shares (1/4/99), and Institutional Class shares (12/13/01). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what
     Service Class and Institutional Class shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes. If these other fees were reflected, the performance for the Service Class shares would have been lower.
2 The IMoneyNet - First Tier Retail is an average of non-government retail money market mutual funds that do not invest in any second tier securities. Portfolio holdings of first tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

There  are no sales charges to purchase or sell shares of the Money Market Fund.


                                          Service   Institutional
Annual Fund Operating Expenses    Prime    Class        Class
(deducted from Fund Assets)      shares    shares       shares
------------------------------------------------------------------
Management Fees . . . . . . . .    0.39%     0.39%           0.39%
------------------------------------------------------------------
Distribution and Service
(12b-1) Fees. . . . . . . . . .  None      0.10%1   None
------------------------------------------------------------------
Other Expenses. . . . . . . . .    0.24%     0.31%           0.17%
------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .  0.63%2      0.80%         0.56%2
------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement . . . . . . . . .  N/A         0.05%  N/A
------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS) . . . .  N/A       0.75%3   N/A

----------
1 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Service Class shares during the current fiscal year. These fees could increase to 0.15% of the Service Class shares' average daily net assets.

FUND  SUMMARY  -  GARTMORE  MONEY  MARKET  FUND

2 Gartmore Mutual Fund Capital Trust ("GMF"), the Fund's investment adviser and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees and administrative services fees) from exceeding 0.59% for each Class of shares at least through February 29, 2005. If the maximum amount of the Rule 12b-1 fees and administrative service fees were charged, "Total Annual Fund Operating Expenses" could increase to 0.84% for Prime shares before GMF would be required to limit the Fund's expenses. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement was made.
3 GMF and the Fund have also entered into a written contract limiting Total Annual Fund Operating Expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, short sale dividend expenses, and extraordinary expenses) from exceeding 0.75% for the Service Class at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 year   3 years   5 years   10 years
------------------------------------------------------------------
Prime Shares . . . . . . .  $    64  $    202  $    351  $     786
------------------------------------------------------------------
Service Class Shares . . .  $    77  $    250  $    439  $     985
------------------------------------------------------------------
Institutional Class Shares  $    57  $    179  $    313  $     701

MORE  ABOUT  THE  BOND  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Bond Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The Statement of Additional Information ("SAI") contains additional information about all of the Bond Funds, including the Bond Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

INVESTMENT-GRADE BONDS (BOND, TAX-FREE, GOVERNMENT BOND AND ENHANCED INCOME). These include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

MEDIUM-GRADE OBLIGATIONS (BOND AND TAX-FREE). Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by GMF to consider what action, if any, a Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

U.S. GOVERNMENT SECURITIES (BOND, GOVERNMENT BOND AND ENHANCED INCOME). Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities. With respect to credit risk, securities issued by some government agencies authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

ZERO-COUPON SECURITIES (TAX-FREE). Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. Certain zero-coupon securities are sold at a deep discount.

Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make the distributions.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (BOND, GOVERNMENT AND ENHANCED INCOME). U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers; however, as a principal strategy, the Government Bond Fund will not invest in mortgage-backed securities issued by private issuers. Collateralized mortgage obligations ("CMOs") are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the Fund's portfolio manager expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities. Only the Enhanced Income Fund and the Bond Fund will invest in asset-backed securities as a principal investment technique.

FLOATING-  AND  VARIABLE-RATE  SECURITIES  (ALL  BOND  FUNDS).

Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securi-

MORE  ABOUT  THE  BOND  FUNDS

ties varies with changes to the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating-or variable-rate securities may be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, these securities are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the principal will be reinvested in a lower interest rate market that reduces a Fund's income. A Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities they would otherwise purchase.

MUNICIPAL OBLIGATIONS (TAX-FREE). Municipal obligation interest is generally exempt from federal income taxes. Municipal obligations include revenue bonds (which are paid from the revenue of a specific project), general-obligation bonds (which are backed by the taxing power of the issuer), and moral-obligation bonds (which are normally issued by special-purpose public authorities). If the issuer of moral-obligation bonds is unable to pay interest from current revenues, it can draw from a reserve fund, the restoration of which is a moral commitment but not a legal obligation of that issuer. The principal risks of municipal obligations are credit risk and interest rate risk, although local, political and economic factors may also adversely affect the value and liquidity of municipal securities.

MATURITY (ALL BOND FUNDS). Every debt security has a stated maturity date-when the issuer must repay in whole or in part, the debt security's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed bonds.

A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective, rather than the stated, maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION (ALL BOND FUNDS). Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years-the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

DERIVATIVES (ENHANCED INCOME). The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying security. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes.

The Fund may use derivatives to shorten or lengthen the effective maturity or duration of the Fund's fixed income portfolio.

PRINCIPAL  RISKS

FOREIGN RISK (BOND). Investments in foreign securities involves special risks not presented by U.S. investments. These special risks can increase the chances that the Fund will lose money.

- COUNTRY. General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS. The Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities may be higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty

MORE  ABOUT  THE  BOND  FUNDS

     voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

- CURRENCY. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY  INVESTMENTS

Generally each of the Bond Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser believes that business, economic, political or financial conditions warrant, a Bond Fund (except the Gartmore Tax-Free Income
Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Bond Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Bond Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in this manner. Should this occur, a Bond Fund will not be pursuing its investment objective and may miss potential market upswings.

MORE  ABOUT  THE  MONEY  MARKET  FUND

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Money Market Fund may use the following principal investments and techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The SAI contains additional information about the Money Market Fund, including the Money Market Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

MONEY  MARKET  OBLIGATIONS.  Money  market  obligations  include:

-    U.S.  Government  securities with remaining maturities of 397 days or less,
- Commercial paper issued by corporations, foreign governments, states and municipalities and rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency),
- Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency,
- Short-term bank obligations (including certificates of deposit and time deposits) rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less),
- Repurchase agreements relating to debt obligations that the Fund could purchase directly,
- Unrated debt obligations with remaining maturities of 397 days or less that are determined by GMF to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but these obligations are high quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to another index (such as the Treasury bill rate), while the interest rate on variable-rate bonds changes at preset times, based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest rate risk like other debt securities. In addition, because they may be callable, these securities may be also subject to the risk that the Fund will be repaid prior to the stated maturity, and the principal will be reinvested in a lower interest rate market that reduces the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into repurchase agreements, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. Asset-backed commercial paper is secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate credit and prepayment risks.

PRINCIPAL  RISKS

The Money Market Fund is a low-risk investment compared to most other investments. Given its objective-to preserve capital, generate income and maintain liquidity-the Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk and interest rate risk.

MANAGEMENT

INVESTMENT  ADVISERS

GARTMORE MUTUAL FUND CAPITAL TRUST - INVESTMENT ADVISER FOR EACH OF THE FUNDS EXCEPT THE GARTMORE MORLEY ENHANCED INCOME FUND

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and advises mutual funds. As of January 30, 2004, GMF and its U.S. affiliates had approximately $38.2 billion in assets under management, including approximately $21.7 billion managed by GMF.

Each Fund, other than the Gartmore Morley Enhanced Income Fund, pays GMF a management fee which is based on the Fund's average daily net assets. The total management fees paid by such Funds for the fiscal year ended October 31, 2003, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:


Gartmore Bond Fund             0.50%
------------------------------------
Gartmore Tax-Free Income Fund  0.50%
------------------------------------
Gartmore Government Bond Fund  0.50%
------------------------------------
Gartmore Money Market Fund. .  0.39%


PORTFOLIO  MANAGERS

GARTMORE BOND FUND. Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are co-portfolio managers of the Gartmore Bond Fund. Mr. Davis joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1998 as a senior portfolio manager and is currently a director. He either manages or co-manages, with Ms. Brown, other institutional fixed income accounts for Nationwide
Insurance. Prior to joining Nationwide Insurance, Mr. Davis was with John Nuveen/Flagship Financial for five years.

Ms. Brown joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1998 as a senior investment analyst and is currently a director. She also co-manages, with Mr. Davis, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, Ms. Brown was with the Ohio Bureau of Workers' Compensation.

GARTMORE TAX-FREE INCOME FUND. Alpha Benson, Director of Municipal Securities, joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1977 as a financial analyst. Ms. Benson has managed the Gartmore Tax-Free Income Fund and its predecessor from its inception in March 1986, and managed the Financial Horizons Investment Trust Municipal Bond Fund from March 1997 to May 1998.

GARTMORE GOVERNMENT BOND FUND. Gary R. Hunt, CFA, has either managed or co-managed the Gartmore Government Bond Fund, and its predecessor funds, since March 1997. He also manages the Gartmore GVIT Government Bond Fund and an offshore U.S. government bond fund. Mr. Hunt joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency and Agency Mortage Backed sector for Nationwide Insurance.

GARTMORE MONEY MARKET FUND. Patricia Mynster, Director of Securities Investments, joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1969. Ms. Mynster has managed the Gartmore Money Market Fund and its predecessor since July 1997, and has managed short-term investments for Nationwide since 1977.

GARTMORE  MORLEY  CAPITAL  MANAGEMENT,  INC.  -
INVESTMENT  ADVISER  FOR  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

Gartmore Morley Capital Management, Inc. ("GMCM"), 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, manages the investment of the assets and supervises the daily business affairs of the Gartmore Morley Enhanced Income Fund. GMCM was organized in 1983 and provides stable value fixed income management services to mutual funds, collective investment trusts, separate investment accounts and tax-qualified retirement plans. As of January 30, 2004, GMCM and its U.S. affiliates had approximately $38.2 billion in assets under management, of which $11.9 billion was managed by GMCM.

For the fiscal year ended October 31, 2003, the Gartmore Morley Enhanced Income Fund paid GMCM an annual management fee of 0.35%, expressed as a percentage of the Fund's average daily net assets.

Effective March 1, 2004, the contractual management fee for the Gartmore Morley Enhanced Income Fund has been changed as follows:


Assets                          Fee
------------------------------------
0 up to $500 million . . . .   0.35%
------------------------------------
500 million up to $1 billion   0.34%
------------------------------------
1 billion up to $3 billion .  0.325%
------------------------------------
3 billion up to $5 billion .   0.30%
------------------------------------
5 billion up to $10 billion.  0.285%
------------------------------------
10 billion and more. . . . .  0.275%

PORTFOLIO  MANAGERS

GARTMORE MORLEY ENHANCED INCOME FUND. A team of portfolio managers from GMCM is responsible for the day-to-day management of the Gartmore Morley Enhanced Income Fund.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Prime shares of the Money Market Fund and Class A, Class B and Class C shares of the other Funds are available to all investors; Class D, Class R, Institutional Service Class, Institutional Class and Service Class shares are available to a limited group of investors and are not offered by all Funds.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:
-    Class  A  shares
-    Class  D  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
-    Class  C  shares  if  you  sell  your  shares  within  one year of purchase

No Sales Charges on Class R, Institutional Service Class, Institutional Class or Prime shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares (and Service Class shares of the Money Market Fund) pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class D, Class R and Institutional Service Class shares (Service Class and Prime shares for the Money Market Fund) may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A, Class D, Institutional Service Class, Service Class and Prime shares. With respect to Class R shares, these administative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Class D, Institutional Service Class or Institutional Class shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each
Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:


Class A and D shares                            Class B shares                               Class C shares
---------------------------------------------------------------------------------------------------------------------
Front-end sales charge means. . .  No front-end sales charge,                 No front-end sales charge, so your full
that a portion of your initial. .  so your full investment                    investment immediately goes toward
investment goes toward the. . . .  immediately goes toward                    buying shares
sales charge, and is not invested  buying shares
---------------------------------------------------------------------------------------------------------------------
Reductions and waivers of the . .  No reductions of the CDSC                  Like Class B shares, no reductions of
Sales charge available. . . . . .  available, but waivers available           the CDSC are available, but waivers of
                                                                              CDSC are available
---------------------------------------------------------------------------------------------------------------------
Lower expenses than Class B . . .  Higher distribution and service fees       Higher distribution and service
and Class C shares mean . . . . .  than Class A and Class D shares            fees than Class A and Class D shares
higher dividends per share. . . .  mean higher fund expenses and              mean higher fund expenses and lower
                                   lower dividends per share                  dividends per share
---------------------------------------------------------------------------------------------------------------------
Conversion features are . . . . .  After seven years, Class B shares          Unlike Class B shares, Class C shares do
not applicable. . . . . . . . . .  Convert into Class A shares, which         Not automatically convert into another class
                                   reduces your future fund expenses
---------------------------------------------------------------------------------------------------------------------
No sales charge when. . . . . . .  CDSC if shares are sold within six years:  CDSC of 1% is applicable if shares are
shares are sold back. . . . . . .  5% in the first year, 4% in the second,    sold in the first year after purchase
to a Fund1. . . . . . . . . . . .  3% in the third and fourth years, 2% in the fifth, and 1% in the sixth year
---------------------------------------------------------------------------------------------------------------------
No maximum investment . . . . . .  Investments of $100,000 or                 Investments of $1,000,000 or more
limit . . . . . . . . . . . . . .  more may be rejected                       may be rejected2

----------
1 A CDSC of up to 0.75% (0.50% for the Gartmore Morley Enhanced Income Fund) may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

For investors who are eligible to purchase Class D, Institutional Class and Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares (or Prime shares or Service Class shares of the Money Market Fund).

WHO  CAN  BUY  CLASS  D  SHARES

Class  D  shares  are  available  for  purchase  by  the  following:

- Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account and in the same capacity
- Persons eligible to purchase Class D shares without a sales charge as described below or in the SAI

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Gartmore Bond, Gartmore Government Bond and Gartmore Morley Enhanced Income Funds each offer Class R shares, the Gartmore Morley Enhanced Income and the Money Market Funds offer Institutional Class shares and the Gartmore Morley Enhanced Income Fund also offers Institutional Service Class shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

WHO  CAN  BUY  CLASS  R  SHARES

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

     Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

     Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, one-person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- retirement plans for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:

-    funds  of funds offered by the Distributor or other affiliates of the Trust
- retirement plans if no third party administrator for the plan receives compensation from the Funds
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services
- High net worth individuals who invest directly with a Fund and who do not utilize a broker, investment adviser or other financial intermediary

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WHO  CAN  BUY  SERVICE  CLASS  SHARES

Currently, insurance company separate accounts may purchase Service Class shares using purchase payments received on variable insurance contracts issued to retirement plans. Programs offered to retirement plans through broker-dealers or the Nationwide Trust Company may also purchase Service Class shares of the Fund.

Retirement plan-or variable insurance contract-directed-purchases, exchanges and redemptions are handled in accordance with terms of the retirement plans or variable insurance contracts, subject to Fund restrictions contained herein. Since the retirement plans or variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, beneficial owners of the Service Class shares should contact their designated financial intermediary directly for details concerning transactions.

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A shares of any of the Funds (or Institutional Class shares of the Gartmore Morley Enhanced Income or Money Market Funds, Institutional Service Class shares of the Gartmore Morley Enhanced Income Fund or Service Class shares of the Money Market Fund), one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide.
Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING  SHARES


MINIMUM INVESTMENTS-CLASS A, B, C
& D SHARES
To open an account (per Fund) $2,000
-----------------------------------------------
To open an IRA account
(per Fund). . . . . . . . . . . . . .  $  1,000
-----------------------------------------------
Additional investments
(per Fund). . . . . . . . . . . . . .  $    100
-----------------------------------------------
To start an Automatic Asset
Accumulation Plan . . . . . . . . . .  $  1,000
-----------------------------------------------
Additional Automatic Asset
Accumulation Plan
per transaction . . . . . . . . . . .  $     50
-----------------------------------------------
MINIMUM INVESTMENTS-PRIME
SHARES OF THE MONEY MARKET FUND

To open an account. . . . . . . . . .  $  1,000
-----------------------------------------------
Through the Automatic Asset
Accumulation Plan
per transaction . . . . . . . . . . .  $     25
-----------------------------------------------
Additional Investments. . . . . . . .  $    100
-----------------------------------------------
MINIMUM INVESTMENTS-INSTITUTIONAL
SERVICE CLASS SHARES

To open a Gartmore Morley Enhanced
Income Fund account . . . . . . . . .  $ 25,000
-----------------------------------------------
Additional investments. . . . . . . .  None
-----------------------------------------------
MINIMUM INVESTMENTS- INSTITUTIONAL
CLASS SHARES

To open a Gartmore Money Market
Fund account. . . . . . . . . . . . .  $100,000
-----------------------------------------------
To open a Gartmore Morley Enhanced
Income Fund account . . . . . . . . .  $ 25,000
-----------------------------------------------
Additional investments. . . . . . . .  None
-----------------------------------------------
If you purchase shares through an
account at another intermediary,
different minimum account require-
ments may apply. These minimum
investment requirements do not
apply to certain retirement plans or
omnibus accounts. The Distributor
reserves the right to waive the min-
imum investment amount under
certain circumstances. Call 1-800-
848-0920 for more information.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

The Money Market Fund's securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

FRONT-END  SALES  CHARGES

CLASS  A  AND  CLASS  D  SHARES

The charts below show the applicable Class A and Class D front-end shares sales charges, which decrease as the amount of your investment increases.

CLASS  A  SHARES

Gartmore  Bond  Fund
Gartmore  Tax-Free  Income  Bond
Gartmore  Government  Bond  Fund



                                Sales Charge          Dealer
                                   as % of          Commission
                         -------------------------
                                         Amount        as % of
                        Offering        Invested      Offering
Amount of purchase        Price      (approximately)    Price
--------------------------------------------------------------
Less than $50,000. .         4.75%            4.99%      4.00%
--------------------------------------------------------------
50,000 to $99,999 .          4.50             4.71       3.75
--------------------------------------------------------------
100,000 to $249,999          3.50             3.63       3.00
--------------------------------------------------------------
250,000 to $499,999          2.50             2.56       2.00
--------------------------------------------------------------
500,000 to $999,999          2.00             2.04       1.75
--------------------------------------------------------------
1 million or more .          None             None       None

CLASS  A  SHARES

Gartmore  Morley  Enhanced  Income  Fund


                                Sales Charge          Dealer
                                   as % of          Commission
                         -------------------------
                                         Amount        as % of
                        Offering        Invested      Offering
Amount of purchase        Price      (approximately)    Price
--------------------------------------------------------------
Less than $50,000. .         3.75%            3.90%      3.00%
--------------------------------------------------------------
50,000 to $99,999 .          3.00             3.09       2.25
--------------------------------------------------------------
100,000 to $249,999          2.25             2.30       1.75
--------------------------------------------------------------
250,000 to $499,999          1.75             1.78       1.50
--------------------------------------------------------------
500,000 to $999,999          1.50             1.52       1.25
--------------------------------------------------------------
25 million or more.          None             None      None*

*    Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

CLASS  D  SHARES

Gartmore  Bond  Fund
Gartmore  Tax-Free  Income  Bond
Gartmore  Government  Bond  Fund

                                Sales Charge          Dealer
                                   as % of          Commission
                         -------------------------
                                         Amount        as % of
                        Offering        Invested      Offering
Amount of purchase        Price      (approximately)    Price
--------------------------------------------------------------
Less than $50,000 . . . .     4.50%            4.71%      4.00%
--------------------------------------------------------------
50,000 to $99,999. . . .      4.00             4.17       3.50
--------------------------------------------------------------
100,000 to $249,999. . .      3.00             3.09       2.50
--------------------------------------------------------------
250,000 to $499,999. . .      2.50             2.56       1.75
--------------------------------------------------------------
500,000 to $999,999. . .      2.00             2.04       1.25
--------------------------------------------------------------
1 million to $24,999,999      0.50             0.50       0.50
--------------------------------------------------------------
1 million or more. . . .     None              None       None

28

YOU MAY QUALIFY FOR A REDUCED CLASS A OR CLASS D SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A OR CLASS D SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A and Class D sales charges" and "Waiver of Class A and Class D sales charges" below and "Reduction of Class A and Class D sales charges" and "Net Asset Value Purchase Privilege (Class A and Class D shares only)" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds and Gartmore Focus
Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.75% (0.50% on the Gartmore Morley Enhanced Income Fund) if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.75% (0.50% on the

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Gartmore Morley Enhanced Income Fund) on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

To the extent you are eligible to purchase Institutional Class shares, purchasing that class will be preferable to purchasing Class A shares.

REDUCTION  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A and Class D investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A or Class D shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

The Class A and Class D sales charges will be waived for the following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons. (Class A shares only)
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor. (Class A shares only)
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

          To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and Class D shares for those Funds which have Class D shares)
-    Retirement  plans  (Class  A  shares  only)
- Trustees and retired Trustees of Gartmore Mutual Funds, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors). (Class A and Class D shares for those Funds which have Class D shares)
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
-    any  investment  advisory  clients  of  GMF,  GSACT  and  their  affiliates
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.). (Class A and Class D shares for those Funds which have Class D shares)

Additional  investors eligible for sales charge waivers may be found in the SAI.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUNDS' AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase Class A, Class B, Class C or Class D shares, (or Prime shares of the Money Market Fund) you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Institutional Service Class, Institutional Class or Service Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920, and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below.

The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or an authorized intermediary of the Funds receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B,  CLASS C, CLASS D AND PRIME
SHARES

A  medallion  signature guarantee is required under the following circumstances:
-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

The CDSC for a particular class of shares (as described below), the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:


                1      2       3       4       5       6     7 years
Sale within   year   years   years   years   years   years   or more
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:



                         $1 million to   $4 million to   $25 million
Amount of Purchase         $3,999,999     $24,999,999      or more
---------------------------------------------------------------------
CDSC on Gartmore Morley
Enhanced Income Fund. .           0.50%           0.25%         0.15%

CDSC on Other Funds . .           0.75%           0.50%         0.25%


The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

accounts after age 701/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

HOW  TO  PLACE  YOUR  SALE  ORDER

CAPITAL  GAINS  TAXES
If you sell Fund shares you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 37

You can request the sale of your Class A, Class B, Class C, Class D or Prime shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B, Class C, Class D and Prime shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class, Institutional Class or Service Class shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application.

(This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally as of 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to redeem Fund shares on this web-site at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

ACCOUNTS  WITH  LOW BALANCES-CLASS A, CLASS B, CLASS C, CLASS D AND PRIME SHARES

If the value of your Class A, Class B, Class C or Class D shares of a Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

If the value of Prime Shares of your Money Market Fund account falls below a daily average of $250 for any month, we will generally charge a $2 monthly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the monthly fee. We will sell shares from your account once a month to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R and Service Class shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds (and Service Class shares of the Money Market Fund) pay the Distributor compensation which is accrued daily and paid monthly. Each Fund pays amounts not exceeding an annual amount of:


Fund/Class                                  As a % of daily net assets
---------------------------------------------------------------------------
Class A shares . . . . . . . . . . . .  0.25% (distribution or service fee)
---------------------------------------------------------------------------
Class B shares . . . . . . . . . . . .  1.00% (0.25% service fee)
---------------------------------------------------------------------------
Class C shares . . . . . . . . . . . .  1.00% (0.25% service fee)
---------------------------------------------------------------------------
Class R shares . . . . . . . . . . . .                         0.50% (0.25%
                                        of which may be either a
                                        distribution or service fee)
---------------------------------------------------------------------------
Service Class (Money Market Fund only)  0.15% (distribution or service fee)



Class D, Institutional Class, Institutional Service Class and Prime shares pay no Rule 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

CAPITAL  GAINS  TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 37.

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B, Class C or Class D shares of another Fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class R, Institutional Class, Service Class or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another fund within Gartmore Funds and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C, Class D and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 30 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and

- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing

EXCHANGE  FEES

The following Gartmore Funds (including certain of the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth
Leaders  Fund  and  Gartmore  Nationwide  Leaders  Fund):


Fund Exchange Fee


Gartmore Emerging Markets Fund                           2.00%
Gartmore Focus Fund                                      2.00%
Gartmore Global Financial Services Fund                  2.00%
Gartmore Global Health Sciences Fund                     2.00%
Gartmore Global Technology and
Communications Fund                                      2.00%
Gartmore Global Utilities Fund                           2.00%
Gartmore International Growth Fund                       2.00%
Gartmore Long-Short Equity Plus Fund                     2.00%
Gartmore Nationwide Leaders Fund                         2.00%
Gartmore U.S. Growth Leaders Fund                        2.00%
Gartmore Worldwide Leaders Fund                          2.00%
Gartmore Micro Cap Equity Fund                          .1.50%
Gartmore Mid Cap Growth Fund                             1.50%
Gartmore Millennium Growth Fund                          1.50%
Gartmore Small Cap Fund                                  1.50%
Gartmore Value Opportunities Fund                        1.50%

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's exchange fee from their customer's accounts. In addition, the exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose an exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or cannot report to the Fund sufficient information to impose an exchange fee on their customers' accounts.

To the extent that an exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  exchange  fee  does  not  apply  to:

-    Shares  exchanged  within  a  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent exchange must have occurred within the 90 day (or 30 day) period the fee is active.
- Shares exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares you exchange into the Gartmore Money Market Fund following the death or disability of a shareholder or exchange within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS                1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income. and gains The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

The Funds declare dividends daily and distribute them monthly. Income dividends (except as described below for the Gartmore Tax-Free Income Fund) are taxable either as ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). None of the distributions by the Funds are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

GARTMORE  TAX-FREE  INCOME  FUND

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a portion could be taxable. Any taxable distributions will be reported on Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax adviser.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099.

For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions (other than on distributions of income exempt from federal income tax in the case of the Tax-Free Income Fund). You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

DISTRIBUTIONS  AND  TAXES

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if the Fund or a class has not been in operation for the past five years, for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges).

Information for the years ended October 31, 2002 and 2003 have been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other audited information was audited by other auditors.

FINANCIAL  HIGHLIGHTS

GARTMORE  BOND  FUND




                                                  INVESTMENT ACTIVITIES
--------------------------------------------------------------------------------------------------
                                                                                     NET
                                                                                 REALIZED AND
                                        NET                    UNREALIZED           TOTAL
                                   ASSET VALUE,      NET         GAINS               FROM
                                     BEGINNING    INVESTMENT  (LOSSES) ON         INVESTMENT
                                     OF PERIOD      INCOME    INVESTMENTS         ACTIVITIES
--------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $        9.75        0.53        (0.68)                  (0.15)
Year Ended October 31, 2000 . . .  $        9.07        0.57        (0.32)                   0.25
Year Ended October 31, 2001 . . .  $        8.75        0.52         0.84                    1.36
Year Ended October 31, 2002 . . .  $        9.58        0.50        (0.15)                   0.35
Year Ended October 31, 2003 . . .  $        9.43        0.46         0.24                    0.70

CLASS B SHARES
Period Ended October 31, 2003 (d)  $        9.49        0.06         0.18                    0.24

CLASS C SHARES
Period Ended October 31, 2003 (d)  $        9.50        0.06         0.18                    0.24

CLASS D SHARES
Year Ended October 31, 1999 . . .  $        9.76        0.55        (0.67)                  (0.12)
Year Ended October 31, 2000 . . .  $        9.09        0.59        (0.33)                   0.26
Year Ended October 31, 2001 . . .  $        8.76        0.54         0.84                    1.38
Year Ended October 31, 2002 . . .  $        9.59        0.52        (0.15)                   0.37
Year Ended October 31, 2003 . . .  $        9.44        0.49         0.24                    0.73

CLASS R SHARES
Period Ended October 31, 2003 (e)  $        9.80        0.03        (0.12)                  (0.09)



                                                  DISTRIBUTIONS
--------------------------------------------------------------------------------------------
                                                                        NET
                                        NET                        ASSET VALUE,
                                     INVESTMENT        TOTAL          END OF        TOTAL
                                       INCOME      DISTRIBUTIONS      PERIOD      RETURN (A)
--------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .          (0.53)          (0.53)  $        9.07     (1.58%)
Year Ended October 31, 2000 . . .          (0.57)          (0.57)  $        8.75       2.87%
Year Ended October 31, 2001 . . .          (0.53)          (0.53)  $        9.58      16.01%
Year Ended October 31, 2002 . . .          (0.50)          (0.50)  $        9.43       3.84%
Year Ended October 31, 2003 . . .          (0.46)          (0.46)  $        9.67       7.55%

CLASS B SHARES
Period Ended October 31, 2003 (d)          (0.06)          (0.06)  $        9.67   2.50% (f)

CLASS C SHARES
Period Ended October 31, 2003 (d)          (0.06)          (0.06)  $        9.68   2.49% (f)

CLASS D SHARES
Year Ended October 31, 1999 . . .          (0.55)          (0.55)  $        9.09     (1.24%)
Year Ended October 31, 2000 . . .          (0.59)          (0.59)  $        8.76       2.97%
Year Ended October 31, 2001 . . .          (0.55)          (0.55)  $        9.59      16.23%
Year Ended October 31, 2002 . . .          (0.52)          (0.52)  $        9.44       4.07%
Year Ended October 31, 2003 . . .          (0.49)          (0.49)  $        9.68       7.81%

CLASS R SHARES
Period Ended October 31, 2003 (e)          (0.03)          (0.03)  $        9.68  (0.92%)(f)


                                                RATIOS  /  SUPPLEMENTAL  DATA
------------------------------------------------------------------------------------------------------------------------
                                                                                             RATIO OF NET
                                                              RATIO OF NET     RATIO OF       INVESTMENT
                                                  RATIO OF      INVESTMENT     EXPENSES         INCOME
                                    NET ASSETS    EXPENSES      INCOME        (PRIOR TO        (PRIOR TO
                                    AT END OF    TO AVERAGE   TO AVERAGE   REIMBURSEMENTS)  REIMBURSEMENTS)
                                      PERIOD         NET          NET        TO AVERAGE       TO AVERAGE       PORTFOLIO
                                      (000S)       ASSETS       ASSETS     NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $      3,186        1.08%        5.67%              (h)              (h)         64.26%
Year Ended October 31, 2000 . . .  $      3,458        1.05%        6.42%              (h)              (h)         72.80%
Year Ended October 31, 2001 . . .  $      4,775        1.14%        5.71%              (h)              (h)         42.47%
Year Ended October 31, 2002 . . .  $      7,551        1.06%        5.34%              (h)              (h)         27.66%
Year Ended October 31, 2003 . . .  $     10,128        1.08%        4.74%              (h)              (h)         17.73%

CLASS B SHARES
Period Ended October 31, 2003 (d)  $         24    1.83% (g)    3.62% (g)              (h)              (h)         17.73%

CLASS C SHARES
Period Ended October 31, 2003 (d)  $          9    1.87% (g)    3.60% (g)              (h)              (h)         17.73%

CLASS D SHARES
Year Ended October 31, 1999 . . .  $    125,451        0.83%        5.86%              (h)              (h)         64.26%
Year Ended October 31, 2000 . . .  $    108,413        0.83%        6.62%              (h)              (h)         72.80%
Year Ended October 31, 2001 . . .  $    132,034        0.92%        5.94%              (h)              (h)         42.47%
Year Ended October 31, 2002 . . .  $    136,049        0.83%        5.58%              (h)              (h)         27.66%
Year Ended October 31, 2003 . . .  $    127,591        0.82%        5.00%              (h)              (h)         17.73%

CLASS R SHARES
Period Ended October 31, 2003 (e)  $          1    1.85% (g)    3.48% (g)        1.95% (g)        3.38% (g)         17.73%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from September 4, 2003 (commencement of operations) through October 31, 2003.
(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.

FINANCIAL  HIGHLIGHTS

GARTMORE  TAX-FREE  INCOME  FUND


                                                      INVESTMENT  ACTIVITIES
------------------------------------------------------------------------------------------
                                                                                 NET
                                                                            REALIZED AND
                                        NET                    UNREALIZED       TOTAL
                                   ASSET VALUE,      NET         GAINS          FROM
                                     BEGINNING    INVESTMENT  (LOSSES) ON    INVESTMENT
                                     OF PERIOD      INCOME    INVESTMENTS    ACTIVITIES
------------------------------------------------------------------------------------------

CLASS A SHARES
Year Ended October 31, 1999 . . .  $       10.65        0.49        (0.82)         (0.33)
Year Ended October 31, 2000 . . .  $        9.79        0.50         0.25           0.75
Year Ended October 31, 2001 . . .  $       10.04        0.46         0.49           0.95
Year Ended October 31, 2002 . . .  $       10.51        0.47            -           0.47
Year Ended October 31, 2003 . . .  $       10.51        0.44        (0.02)          0.42

CLASS B SHARES
Period Ended October 31, 2003 (d)  $       10.28        0.06         0.20           0.26

CLASS C SHARES
Period Ended October 31, 2003 (d)  $       10.27        0.06         0.20           0.26

CLASS D SHARES
Year Ended October 31, 1999 . . .  $       10.66        0.51        (0.84)         (0.33)
Year Ended October 31, 2000 . . .  $        9.78        0.53         0.25           0.78
Year Ended October 31, 2001 . . .  $       10.03        0.49         0.49           0.98
Year Ended October 31, 2002 . . .  $       10.50        0.49         0.01           0.50
Year Ended October 31, 2003 . . .  $       10.51        0.47        (0.02)          0.45


                                               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
                                                                                NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL          END OF        TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD      RETURN (A)
----------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .       (0.49)     (0.04)          (0.53)  $        9.79     (3.26%)
Year Ended October 31, 2000 . . .       (0.50)         -           (0.50)  $       10.04       7.90%
Year Ended October 31, 2001 . . .       (0.48)         -           (0.48)  $       10.51       9.70%
Year Ended October 31, 2002 . . .       (0.47)         -           (0.47)  $       10.51       4.57%
Year Ended October 31, 2003 . . .       (0.44)         -           (0.44)  $       10.49       4.09%

CLASS B SHARES
Period Ended October 31, 2003 (d)       (0.06)         -           (0.06)  $       10.48   2.48% (e)

CLASS C SHARES
Period Ended October 31, 2003 (d)       (0.06)         -           (0.06)  $       10.47   2.48% (e)

CLASS D SHARES
Year Ended October 31, 1999 . . .       (0.51)     (0.04)          (0.55)  $        9.78     (3.21%)
Year Ended October 31, 2000 . . .       (0.53)         -           (0.53)  $       10.03       8.18%
Year Ended October 31, 2001 . . .       (0.51)         -           (0.51)  $       10.50       9.99%
Year Ended October 31, 2002 . . .       (0.49)         -           (0.49)  $       10.51       4.94%
Year Ended October 31, 2003 . . .       (0.47)         -           (0.47)  $       10.49       4.36%




                                                           RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------------------
                                                                                             RATIO OF NET
                                                             RATIO OF NET      RATIO OF       INVESTMENT
                                                  RATIO OF    INVESTMENT       EXPENSES         INCOME
                                    NET ASSETS    EXPENSES      INCOME        (PRIOR TO        (PRIOR TO
                                    AT END OF    TO AVERAGE   TO AVERAGE   REIMBURSEMENTS)  REIMBURSEMENTS)
                                      PERIOD         NET          NET        TO AVERAGE       TO AVERAGE       PORTFOLIO
                                      (000S)       ASSETS       ASSETS     NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $      2,383        0.96%        4.73%              (g)              (g)         42.26%
Year Ended October 31, 2000 . . .  $      3,792        0.94%        5.09%              (g)              (g)          7.08%
Year Ended October 31, 2001 . . .  $      5,837        1.00%        4.56%              (g)              (g)          7.29%
Year Ended October 31, 2002 . . .  $      7,586        0.99%        4.48%              (g)              (g)         27.77%
Year Ended October 31, 2003 . . .  $      7,580        0.98%        4.20%              (g)              (g)         16.91%

CLASS B SHARES
Period Ended October 31, 2003 (d)  $         41    1.72% (f)    3.54% (f)              (g)              (g)         16.91%

CLASS C SHARES
Period Ended October 31, 2003 (d)  $          1    1.72% (f)    3.65% (f)              (g)              (g)         16.91%

CLASS D SHARES
Year Ended October 31, 1999 . . .  $    226,270        0.71%        4.93%            0.71%            4.93%         42.26%
Year Ended October 31, 2000 . . .  $    204,337        0.70%        5.35%            0.70%            5.35%          7.08%
Year Ended October 31, 2001 . . .  $    202,942        0.75%        4.82%              (g)              (g)          7.29%
Year Ended October 31, 2002 . . .  $    195,601        0.73%        4.74%              (g)              (g)         27.77%
Year Ended October 31, 2003 . . .  $    184,774        0.72%        4.47%              (g)              (g)         16.91%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from September 4, 2003 (commencement of operations) through October 31, 2003.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.

FINANCIAL  HIGHLIGHTS

GARTMORE  GOVERNMENT  BOND  FUND




                                                INVESTMENT  ACTIVITIES
----------------------------------------------------------------------------------------
                                                                                 NET
                                                                            REALIZED AND
                                        NET                    UNREALIZED       TOTAL
                                   ASSET VALUE,      NET         GAINS          FROM
                                     BEGINNING    INVESTMENT  (LOSSES) ON    INVESTMENT
                                     OF PERIOD      INCOME    INVESTMENTS    ACTIVITIES
-----------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $       10.56        0.51        (0.62)         (0.11)
Year Ended October 31, 2000 . . .  $        9.89        0.57         0.13           0.70
Year Ended October 31, 2001 . . .  $       10.00        0.53         0.95           1.48
Year Ended October 31, 2002 . . .  $       10.95        0.45         0.20           0.65
Year Ended October 31, 2003 . . .  $       10.95        0.41        (0.16)          0.25
CLASS B SHARES
Period Ended October 31, 2003 (d)  $       10.48        0.06         0.12           0.18
CLASS C SHARES
Period Ended October 31, 2003 (d)  $       10.48        0.06         0.12           0.18
CLASS D SHARES
Year Ended October 31, 1999 . . .  $       10.57        0.53        (0.63)         (0.10)
Year Ended October 31, 2000 . . .  $        9.89        0.59         0.14           0.73
Year Ended October 31, 2001 . . .  $       10.01        0.55         0.95           1.50
Year Ended October 31, 2002 . . .  $       10.96        0.48         0.19           0.67
Year Ended October 31, 2003 . . .  $       10.95        0.44        (0.15)          0.29
CLASS R SHARES
Period Ended October 31, 2003 (e)  $       10.77        0.04        (0.16)         (0.12)





                                                    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
                                                                                NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL          END OF         TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD      RETURN (A)
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .       (0.51)     (0.05)          (0.56)  $        9.89      (1.05%)
Year Ended October 31, 2000 . . .       (0.57)     (0.02)          (0.59)  $       10.00        7.40%
Year Ended October 31, 2001 . . .       (0.53)         -           (0.53)  $       10.95       15.21%
Year Ended October 31, 2002 . . .       (0.45)     (0.20)          (0.65)  $       10.95        6.42%
Year Ended October 31, 2003 . . .       (0.40)     (0.19)          (0.59)  $       10.61        2.29%
CLASS B SHARES
Period Ended October 31, 2003 (d)       (0.05)         -           (0.05)  $       10.61    1.73% (f)
CLASS C SHARES
Period Ended October 31, 2003 (d)       (0.05)         -           (0.05)  $       10.61    1.73% (f)
CLASS D SHARES
Year Ended October 31, 1999 . . .       (0.53)     (0.05)          (0.58)  $        9.89      (0.93%)
Year Ended October 31, 2000 . . .       (0.59)     (0.02)          (0.61)  $       10.01        7.73%
Year Ended October 31, 2001 . . .       (0.55)         -           (0.55)  $       10.96       15.43%
Year Ended October 31, 2002 . . .       (0.48)     (0.20)          (0.68)  $       10.95        6.61%
Year Ended October 31, 2003 . . .       (0.43)     (0.19)          (0.62)  $       10.62        2.67%
CLASS R SHARES
Period Ended October 31, 2003 (e)       (0.03)         -           (0.03)  $       10.62  (1.12%) (f)




                                               RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF NET
                                                            RATIO OF NET      RATIO OF       INVESTMENT
                                                  RATIO OF    INVESTMENT      EXPENSES          INCOME
                                    NET ASSETS    EXPENSES      INCOME        (PRIOR TO        (PRIOR TO
                                    AT END OF    TO AVERAGE   TO AVERAGE   REIMBURSEMENTS)  REIMBURSEMENTS)
                                      PERIOD         NET          NET        TO AVERAGE       TO AVERAGE       PORTFOLIO
                                      (000S)       ASSETS       ASSETS     NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $     49,601        0.99%        5.13%            1.15%            4.97%         51.86%
Year Ended October 31, 2000 . . .  $     54,796        0.99%        5.84%            1.05%            5.78%        107.86%
Year Ended October 31, 2001 . . .  $     57,336        0.99%        5.12%            1.20%            4.91%        159.68%
Year Ended October 31, 2002 . . .  $     55,510        1.07%        4.28%            1.11%            4.24%         99.42%
Year Ended October 31, 2003 . . .  $     56,589        1.10%        3.76%              (h)              (h)        106.65%
CLASS B SHARES
Period Ended October 31, 2003 (d)  $          1    1.80% (g)    3.52% (g)              (h)              (h)        106.65%
CLASS C SHARES
Period Ended October 31, 2003 (d)  $         65    1.76% (g)    4.11% (g)              (h)              (h)        106.65%
CLASS D SHARES
Year Ended October 31, 1999 . . .  $     52,260        0.79%        5.24%            0.81%            5.22%         51.86%
Year Ended October 31, 2000 . . .  $     55,812        0.78%        6.03%            0.78%            6.03%        107.86%
Year Ended October 31, 2001 . . .  $    124,117        0.79%        5.24%            0.90%            5.13%        159.68%
Year Ended October 31, 2002 . . .  $    174,637        0.81%        4.52%            0.81%            4.52%         99.42%
Year Ended October 31, 2003 . . .  $    154,556        0.82%        4.03%              (h)              (h)        106.65%
CLASS R SHARES
Period Ended October 31, 2003 (e)  $          1    1.48% (g)    4.13% (g)        1.58% (g)        4.03% (g)        106.65%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from September 4, 2003 (commencement of operations) through October 31, 2003.
(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.

FINANCIAL  HIGHLIGHTS

GARTMORE  MORLEY  ENHANCED  INCOME  FUND






                                                   INVESTMENT  ACTIVITIES
-------------------------------------------------------------------------------------------
                                                                                   NET
                                                                              REALIZED AND
                                          NET                    UNREALIZED       TOTAL
                                     ASSET VALUE,      NET         GAINS          FROM
                                       BEGINNING    INVESTMENT  (LOSSES) ON    INVESTMENT
                                       OF PERIOD      INCOME    INVESTMENTS    ACTIVITIES
-------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $       10.00        0.48        (0.10)          0.38
Year Ended October 31, 2001 . . . .  $        9.90        0.52        (0.20)          0.32
Year Ended October 31, 2002 . . . .  $        9.70        0.41        (0.26)          0.15
Year Ended October 31, 2003 . . . .  $        9.44        0.30        (0.18)          0.12

CLASS R SHARES
Period Ended October 31, 2003 (e) .  $        9.30        0.02        (0.03)         (0.01)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d) .  $       10.00        0.51        (0.11)          0.40
Year Ended October 31, 2001 . . . .  $        9.89        0.56        (0.19)          0.37
Year Ended October 31, 2002 . . . .  $        9.70        0.45        (0.26)          0.19
Year Ended October 31, 2003 . . . .  $        9.44        0.33        (0.18)          0.15

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $       10.00        0.49        (0.10)          0.39
Year Ended October 31, 2001 . . . .  $        9.90        0.54        (0.19)          0.35
Year Ended October 31, 2002 . . . .  $        9.71        0.42        (0.27)          0.15
Year Ended October 31, 2003 . . . .  $        9.44        0.31        (0.17)          0.14



                                             DISTRIBUTIONS
-------------------------------------------------------------------------------------------
                                                                       NET
                                         NET                      ASSET VALUE,
                                     INVESTMENT       TOTAL          END OF        TOTAL
                                       INCOME     DISTRIBUTIONS      PERIOD      RETURN (A)
-------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .       (0.48)          (0.48)  $        9.90   3.86% (f)
Year Ended October 31, 2001 . . . .       (0.52)          (0.52)  $        9.70       3.26%
Year Ended October 31, 2002 . . . .       (0.41)          (0.41)  $        9.44       1.60%
Year Ended October 31, 2003 . . . .       (0.30)          (0.30)  $        9.26       1.31%

CLASS R SHARES
Period Ended October 31, 2003 (e) .       (0.02)          (0.02)  $        9.27  (0.13%)(f)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d) .       (0.51)          (0.51)  $        9.89   4.16% (f)
Year Ended October 31, 2001 . . . .       (0.56)          (0.56)  $        9.70       3.83%
Year Ended October 31, 2002 . . . .       (0.45)          (0.45)  $        9.44       1.96%
Year Ended October 31, 2003 . . . .       (0.33)          (0.33)  $        9.26       1.64%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .       (0.49)          (0.49)  $        9.90   4.02% (f)
Year Ended October 31, 2001 . . . .       (0.54)          (0.54)  $        9.71       3.57%
Year Ended October 31, 2002 . . . .       (0.42)          (0.42)  $        9.44       1.60%
Year Ended October 31, 2003 . . . .       (0.31)          (0.31)  $        9.27       1.50%



                                                        RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------
                                                                                               RATIO OF NET
                                                               RATIO OF NET      RATIO OF       INVESTMENT
                                                    RATIO OF    INVESTMENT       EXPENSES         INCOME
                                      NET ASSETS    EXPENSES      INCOME        (PRIOR TO        (PRIOR TO
                                      AT END OF    TO AVERAGE   TO AVERAGE   REIMBURSEMENTS)  REIMBURSEMENTS)
                                        PERIOD         NET          NET        TO AVERAGE       TO AVERAGE       PORTFOLIO
                                        (000S)       ASSETS       ASSETS     NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $        368    0.90% (g)    5.90% (g)        2.63% (g)        4.17% (g)          4.42%
Year Ended October 31, 2001 . . . .  $        629        0.90%        5.18%            1.51%            4.57%         46.50%
Year Ended October 31, 2002 . . . .  $      1,691        0.79%        4.28%            0.95%            4.12%         32.97%
Year Ended October 31, 2003 . . . .  $      2,404        0.78%        3.11%            0.88%            3.01%         29.97%

CLASS R SHARES
Period Ended October 31, 2003 (e) .  $          1    1.05% (g)    2.01% (g)        1.15% (g)        1.91% (g)         29.97%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d) .  $        497    0.45% (g)    6.44% (g)        2.13% (g)        4.76% (g)          4.42%
Year Ended October 31, 2001 . . . .  $     10,144        0.45%        5.39%            0.98%            4.86%         46.50%
Year Ended October 31, 2002 . . . .  $     57,703        0.45%        4.57%            0.64%            4.38%         32.97%
Year Ended October 31, 2003 . . . .  $    155,704        0.45%        3.40%            0.55%            3.30%         29.97%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $     11,614    0.70% (g)    5.96% (g)        1.73% (g)        4.93% (g)          4.42%
Year Ended October 31, 2001 . . . .  $     11,593        0.70%        5.45%            1.44%            4.71%         46.50%
Year Ended October 31, 2002 . . . .  $     10,093        0.70%        4.41%            0.90%            4.21%         32.97%
Year Ended October 31, 2003 . . . .  $      9,256        0.70%        3.25%            0.80%            3.15%         29.97%


(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)  Not  annualized.
(g)  Annualized.

FINANCIAL  HIGHLIGHTS

GARTMORE  MONEY  MARKET  FUND



                                            INVESTMENT  ACTIVITIES
-------------------------------------------------------------------------
                                        NET                     TOTAL
                                   ASSET VALUE,      NET         FROM
                                     BEGINNING    INVESTMENT  INVESTMENT
                                     OF PERIOD      INCOME    ACTIVITIES
-------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (b)  $        1.00        0.01        0.01
Year Ended October 31, 2003 . . .  $        1.00        0.01        0.01

SERVICE CLASS SHARES
Period Ended October 31, 1999 (c)  $        1.00        0.04        0.04
Year Ended October 31, 2000 . . .  $        1.00        0.06        0.06
Year Ended October 31, 2001 . . .  $        1.00        0.04        0.04
Year Ended October 31, 2002 . . .  $        1.00        0.01        0.01
Year Ended October 31, 2003 . . .  $        1.00        0.01        0.01

PRIME SHARES
Year Ended October 31, 1999 (d) .  $        1.00        0.05        0.05
Year Ended October 31, 2000 . . .  $        1.00        0.06        0.06
Year Ended October 31, 2001 . . .  $        1.00        0.04        0.04
Year Ended October 31, 2002 . . .  $        1.00        0.01        0.01
Year Ended October 31, 2003 . . .  $        1.00        0.01        0.01




                                         DISTRIBUTIONS
----------------------------------------------------------------------------------------
                                                                     NET
                                       NET                      ASSET VALUE,
                                   INVESTMENT       TOTAL          END OF        TOTAL
                                     INCOME     DISTRIBUTIONS      PERIOD       RETURN
----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (b)       (0.01)          (0.01)  $        1.00  1.12% (e)
Year Ended October 31, 2003 . . .       (0.01)          (0.01)  $        1.00      0.77%

SERVICE CLASS SHARES
Period Ended October 31, 1999 (c)       (0.04)          (0.04)  $        1.00  3.69% (e)
Year Ended October 31, 2000 . . .       (0.06)          (0.06)  $        1.00      5.64%
Year Ended October 31, 2001 . . .       (0.04)          (0.04)  $        1.00      4.15%
Year Ended October 31, 2002 . . .       (0.01)          (0.01)  $        1.00      1.11%
Year Ended October 31, 2003 . . .       (0.01)          (0.01)  $        1.00      0.59%

PRIME SHARES
Year Ended October 31, 1999 (d) .       (0.05)          (0.05)  $        1.00      4.61%
Year Ended October 31, 2000 . . .       (0.06)          (0.06)  $        1.00      5.74%
Year Ended October 31, 2001 . . .       (0.04)          (0.04)  $        1.00      4.22%
Year Ended October 31, 2002 . . .       (0.01)          (0.01)  $        1.00      1.23%
Year Ended October 31, 2003 . . .       (0.01)          (0.01)  $        1.00      0.69%



                                                     RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------

                                                            RATIO OF NET      RATIO OF       RATIO OF NET
                                                  RATIO OF    INVESTMENT      EXPENSES        INVESTMENT
                                    NET ASSETS    EXPENSES      INCOME        (PRIOR TO     INCOME (PRIOR TO
                                    AT END OF    TO AVERAGE   TO AVERAGE   REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET          NET        TO AVERAGE        TO AVERAGE
                                      (000S)       ASSETS       ASSETS     NET ASSETS (A)    NET ASSETS (A)
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (b)  $      8,606    0.59% (f)    1.25% (f)              (g)                (g)
Year Ended October 31, 2003 . . .  $  1,214,406        0.56%        0.73%              (g)                (g)

SERVICE CLASS SHARES
Period Ended October 31, 1999 (c)  $     22,295    0.64% (f)    4.74% (f)        0.79% (f)          4.59% (f)
Year Ended October 31, 2000 . . .  $    256,221        0.75%        5.68%            0.86%              5.57%
Year Ended October 31, 2001 . . .  $    440,874        0.75%        3.85%            0.91%              3.69%
Year Ended October 31, 2002 . . .  $    627,365        0.80%        1.09%            0.96%              0.93%
Year Ended October 31, 2003 . . .  $      8,473        0.75%        0.89%            0.92%              0.72%

PRIME SHARES
Year Ended October 31, 1999 (d) .  $  1,345,342        0.61%        4.52%            0.61%              4.52%
Year Ended October 31, 2000 . . .  $  1,241,194        0.65%        5.58%            0.65%              5.58%
Year Ended October 31, 2001 . . .  $  1,385,774        0.68%        4.10%              (g)                (g)
Year Ended October 31, 2002 . . .  $  1,177,541        0.70%        1.22%              (g)                (g)
Year Ended October 31, 2003 . . .  $    470,771        0.64%        0.73%              (g)                (g)

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from December 13, 2001 (commencement of operations) through October 31, 2002.
(c) For the period from January 4, 1999 (commencement of operations) through October 31, 1999
(d) As of January 4, 1999, the existing shares of the Fund were renamed Prime Shares.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  in  this  period.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

INFORMATION  FROM  GARTMORE  FUNDS


INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:
Securities  and  Exchange  Commission
Public  Reference  Section
Washington,  D.C.  20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:
811-08495

GG-0009  3/04

PROSPECTUS
March  1,  2004

CORE  FIXED  INCOME  Series

Gartmore  Bond  Fund
Gartmore  Tax-Free  Income  Fund
Gartmore  Government  Bond  Fund
Class  X  and  Class  Y  Shares

WWW.GARTMOREFUNDS.COM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------

TABLE  OF  CONTENTS

FUND SUMMARIES                              3
Gartmore Bond Fund
Gartmore Tax-Free Income Fund
Gartmore Government Bond Fund

MORE ABOUT THE FUNDS                       13
Principal Investments and Techniques
Principal Risks
Temporary Investments

MANAGEMENT . 16
Investment Adviser

BUYING, SELLING AND EXCHANGING FUND SHARES 17
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES                    25
Distributions of Income Dividends
Gartmore Tax-Free Income Fund
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS                       27

ADDITIONAL INFORMATION             BACK COVER

1
--------------------------------------------------------------------------------

FUND  SUMMARIES

This prospectus provides information about three funds (the "Funds") offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 13. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The Funds have other share classes, including the following offered in this prospectus.

Gartmore  Bond  Fund
     -  Class  X  (formerly  Class  B  shares)
     -  Class  Y  (formerly  Class  C  shares)

Gartmore  Tax-Free  Income  Fund
     -  Class  X  (formerly  Class  B  shares)
     -  Class  Y  (formerly  Class  C  shares)

Gartmore  Government  Bond  Fund
     -  Class  X  (formerly  Class  B  shares)
     -  Class  Y  (formerly  Class  C  shares)

The Funds currently offer seven classes of shares: Class A, Class B, Class C, Class D and Class R shares (all of which are offered in another prospectus) and Class X and Class Y shares (which are offered in this prospectus and are not available to new investors). Prior to September 1, 2003, Class X and Class Y shares were designated Class B and Class C shares, respectively. ONLY SHAREHOLDERS WHO CURRENTLY OWN SHARES OF CLASS X AND CLASS Y ARE ELIGIBLE TO PURCHASE ADDITIONAL SHARES OF THE FUND(S) THEY OWN.

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund.

The fees and expenses for Class X and Class Y shares of each Fund are set forth in the Fund Summaries. For more information about the share classes, see "Buying, Selling and Exchanging Fund Shares-Differences between the Share Classes" beginning on page 17.

2
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

INVESTMENT-GRADE  SECURITIES
The Fund focuses on "investment grade" taxable debt securities, including corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

The Fund seeks as high a level of current income as is consistent with preservation of capital.

To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund's shares. It seeks to achieve its objective by investing primarily in investment-grade securities, focusing largely on corporate bonds and U.S. government securities. U.S. government securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
-    The  Federal  Home  Loan  Banks;
-    The  Federal  National  Mortgage  Association  ("FNMA");
- The Student Loan Marketing Association ("SLMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); and - The Federal Farm Credit Banks.

The Fund may, however, invest a portion of its net assets in debt securities rated below investment grade, also known as "junk bonds." Under normal conditions, the Fund invests at least 80% of its net assets in bonds, which include debentures and notes.

The Fund also invests in foreign government and corporate bonds, denominated in U.S. dollars, and in mortgage-backed, asset-backed securities. It may also invest in commercial paper rated in one of the two highest rating categories by a rating agency.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will have a duration of three to seven years. In choosing to buy a debt security, the portfolio managers look for value. A security may be sold to take advantage of more favorable opportunities. The Fund may sell a debt security as it gets closer to maturity in order to maintain the Fund's target duration and achieve an attractive total return. The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA passthrough certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

3
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can also make the price and yield of mortgage-backed and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio managers anticipated, affecting the maturity and volatility of the Fund.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments.
-    Greater  risk  of  loss  due  to  default  or  declining  credit  quality.
- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due.
- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

For  additional  information,  see  "More  about  the  Funds" beginning page 13.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the average annual total returns for Class X and Class Y shares on a before-tax basis (and on an after-tax basis for Class X shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  X  SHARES*  (YEARS  ENDED  DECEMBER  31)

1994    -8.1%
1995    24.2%
1996     1.5%
1997     9.3%
1998     7.8%
1999    -3.7%
2000     6.6%
2001     9.0%
2002     8.4%
2003     5.5%

Best Quarter:.   8.69%  2nd qtr. of 1995
Worst Quarter:  -5.02%  1st qtr. of 1994

4
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes through May 11, 1998. These returns are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X shares (formerly Class B shares). If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS1 - AS OF 12/31/03  1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------
Class X shares-Before Taxes2 . . . . . .    0.46%     4.72%      5.73%
----------------------------------------------------------------------
Class X shares-After Taxes on
Distributions2 . . . . . . . . . . . . .   -1.07%     2.69%      3.38%
----------------------------------------------------------------------
Class X shares-After Taxes on
Distributions and Sale of Shares2. . . .    0.28%     2.74%      3.38%
----------------------------------------------------------------------
Class Y shares-Before Taxes2,3 . . . . .    3.38%     5.14%      5.83%
----------------------------------------------------------------------
Lehman Brothers Govt./Credit
Bond Index4. . . . . . . . . . . . . . .    4.67%     6.66%      6.98%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, Class Y shares' performance include the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class X shares (5/11/98) and Class Y shares (3/1/01). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class X and Class Y shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes. If these other fees were reflected, the performance for each of these classes of shares would have been lower.
3 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class Y shares. The historical performance for Class Y shares has not been restated to reflect the elimination of the front-end sales charge on Class Y shares.
4 The Lehman Brothers Government/Credit Bond Index-an unmanaged index of government and corporate bonds-gives a broad look at how the prices of U.S. government and corporate bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending upon the class you select.

SHAREHOLDER FEES1
(PAID DIRECTLY FROM YOUR         CLASS X   CLASS Y
INVESTMENT)                       SHARES    SHARES
---------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a percentage
of offering price). . . . . . .     None      None
---------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable). . . .   5.00%2    1.00%3
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES.  CLASS X   CLASS Y
(DEDUCTED FROM FUND ASSETS) . .  SHARES    SHARES
---------------------------------------------------
Management Fees . . . . . . . .     0.50%     0.50%
---------------------------------------------------
Distribution and/or Service
(12b-1) Fees. . . . . . . . . .     0.85%     0.85%
---------------------------------------------------
Other Expenses. . . . . . . . .     0.25%     0.25%
---------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     1.60%     1.60%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 A contingent deferred sales charge ("CDSC") ranging from 5% to 1% is charged when you sell Class X shares within the first six years of purchase. Class X shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class X and Class Y Shares" beginning on page 20.
3 A CDSC of 1% is charged when you sell Class Y shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class X and Class Y shares" on page 20.

5
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class X shares  $   663  $    805  $  1,071  $   1,696
------------------------------------------------------
Class Y shares  $   263  $    505  $    871  $   1,900

You would pay the following expenses on the same investment if you did not sell your shares:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------
Class X shares   $163      $505      $871      $1,696
-----------------------------------------------------
Class Y shares   $163      $505      $871      $1,900

6
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  TAX-FREE  INCOME  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

MUNICIPAL  OBLIGATIONS
Municipal obligations are issued by, or on behalf of, states, cities and other local governmental entities, to pay for construction and other projects. They are loans that investors make to a government or governmental entity; the government or governmental entity gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back.

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital through investing in investment-grade municipal obligations.

To achieve its objective, the Fund invests at least 80% of its net assets in securities, the interest income from which is exempt from federal income taxes. In addition, the Fund may also invest up to 20% of its net assets in securities, the interest income from which is treated as a preference item for purposes of the federal alternative minimum tax. The Fund focuses on municipal obligations that have been rated within the four highest rating categories by a rating agency (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.), or if not rated, are of equivalent quality. These obligations are issued by states, U.S. territories, and their political subdivisions.

The Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities, and floating and variable-rate bonds. In choosing to buy a security, the portfolio manager looks for value. A security may be sold to take advantage of more favorable opportunities.

The Fund may temporarily invest up to 20% of its net assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

TAX RISK. As a shareholder in the Fund, you may also face two types of tax risk. There is a risk that the federal income tax rate will be reduced and the value of the tax-exemption will be less valuable. There is also the risk that a municipal bond, which is issued as tax-exempt, will eventually be declared taxable.

For  additional  information,  see  "More About the Funds" beginning on page 13.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the average annual total returns for Class X and Class Y shares on a before-tax basis (and on an after-tax basis for Class X shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

7
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  TAX-FREE  INCOME  FUND

ANNUAL  RETURNS-CLASS  X  SHARES*  (YEARS  ENDED  DECEMBER  31)

1994    -9.1%
1995    17.5%
1996     3.7%
1997     8.6%
1998     5.1%
1999    -4.4%
2000    10.5%
2001     3.7%
2002     7.6%
2003     4.1%

Best Quarter:.   8.10%  1st qtr. of 1995
Worst Quarter:  -7.20%  1st qtr. of 1994

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes and, through May 11, 1998, these returns are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X shares (formerly Class B shares). If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS1 - AS OF 12/31/03  1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------
Class X shares-Before Taxes2 . . . . . .   -0.88%     3.84%      4.49%
----------------------------------------------------------------------
Class X shares-After Taxes on
Distributions2 . . . . . . . . . . . . .   -0.88%     3.84%      4.46%
----------------------------------------------------------------------
Class X shares-After Taxes on
Distributions and Sale of Shares2. . . .  0.69%3    3.86%3       4.46%
----------------------------------------------------------------------
Class Y shares-Before Taxes2,4 . . . . .    1.97%     4.19%      4.55%
----------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index5. . . . . . . . . . . . . . .    4.67%     6.66%      6.98%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of the Fund's predecessor for periods prior to May 11, 1998.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, includes the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class X shares (5/11/98), and Class Y shares (3/1/01). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class X and Class Y shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes. If these other fees were reflected, the performance for each of these classes of shares would have been lower.
3 The performance for "Class X shares-After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes, if any, that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class Y shares. The historical performance for Class Y shares has not been restated to reflect the elimination of the front-end sales charge on Class Y shares.
5 The Lehman Brothers Municipal Bond Index-an unmanaged index of municipal bonds-gives a broad look at how the bond prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending upon the class you select.

SHAREHOLDER FEES1
(PAID DIRECTLY FROM YOUR         CLASS X   CLASS Y
INVESTMENT)                       SHARES    SHARES
---------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a percentage
of offering price). . . . . . .     None      None
---------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable). . . .   5.00%2    1.00%3
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES.  CLASS X   CLASS Y
(DEDUCTED FROM FUND ASSETS) . .  SHARES    SHARES
---------------------------------------------------
Management Fees . . . . . . . .     0.50%     0.50%
---------------------------------------------------
Distribution and/or Service
(12b-1) Fees. . . . . . . . . .     0.85%     0.85%
---------------------------------------------------
Other Expenses. . . . . . . . .     0.22%     0.22%
---------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     1.57%     1.57%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 A CDSC ranging from 5% to 1% is charged when you sell Class X shares within the first six years of purchase. Class X shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  X  and  Class  Y  Shares"  beginning  on  page  20.
3 A CDSC of 1% is charged when you sell Class Y shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class X and Class Y shares" on page 20.

8
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  TAX-FREE  INCOME  FUND

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class X shares  $   660  $    796  $  1,055  $   1,635
------------------------------------------------------
Class Y shares  $   260  $    496  $    855  $   1,867

You would pay the following expenses on the same investment if you did not sell your shares:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class X shares  $   160  $    496  $    855  $   1,635
------------------------------------------------------
Class Y shares  $   160  $    496  $    855  $   1,867

9
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

BOND  MATURITY
Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate. This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

The Fund seeks as high a level of current income as is consistent with the preservation of capital.

To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund's shares. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes.

These securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
-    The  Federal  Home  Loan  Banks;
-    The  Federal  National  Mortgage  Association  ("FNMA");
- The Student Loan Marketing Association ("SLMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); and
-    The  Federal  Farm  Credit  Banks.

The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The dollar-weighted average portfolio maturity of the Fund's assets will generally be five to nine years.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis (determining whether a short, intermediate, or long-term duration is appropriate based on interest rates), economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will typically have a duration of four to six years.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued not guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

10
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can also make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

For  additional  information,  see  "More About the Funds" beginning on page 12.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the average annual total returns for Class X and Class Y shares on a before-tax basis (and on an after-tax basis for Class X shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  X  SHARES1  (YEARS  ENDED  DECEMBER  31)

1994    -3.6%
1995    18.6%
1996     3.3%
1997     9.5%
1998     7.5%
1999    -2.7%
2000    12.0%
2001     6.9%
2002    10.1%
2003     1.2%

Best Quarter:.   6.80%  2nd qtr. of 1995
Worst Quarter:  -2.20%  1st qtr. of 1994

--------------------------------------------------------------------------------
1 These annual returns do not include sales charges and do not reflect the effect of taxes and, through May 11, 1998, these returns are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X shares (formerly Class B shares). If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS1 - AS OF 2/31/03   1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------
Class X shares-Before Taxes2. . . . . .    -3.55%     5.04%      6.09%
----------------------------------------------------------------------
Class X shares-After Taxes on
Distributions2. . . . . . . . . . . . .    -5.28%     2.96%      3.86%
----------------------------------------------------------------------
Class X shares-After Taxes on
Distributions and Sale of Shares2 . . .  -2.09%3      3.05%      3.83%
----------------------------------------------------------------------
Class Y shares-Before Taxes2,4. . . . .    -0.74%     5.40%      6.18%
----------------------------------------------------------------------
Merrill Lynch Government
Master Index5 . . . . . . . . . . . . .     2.36%     6.22%      6.71%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, include the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class X shares (5/11/98) and Class Y shares (3/1/01). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class X and Class Y shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes. If these other fees were reflected, the performance for each of these classes of shares would have been lower.
3 The performance for "Class X shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

11
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FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class Y shares. The historical performance for Class Y shares has not been restated to reflect the elimination of the front-end sales charge on Class Y shares.
5 The Merrill Lynch Government Master Index gives a broad look at how U.S. government bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

SHAREHOLDER FEES1                     CLASS X   CLASS Y
(PAID DIRECTLY FROM YOUR INVESTMENT)   SHARES    SHARES
--------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a percentage
of offering price) . . . . . . . . .     None      None
--------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable) . . . . . .   5.00%2    1.00%3
--------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES . . .  CLASS X   CLASS Y
(DEDUCTED FROM FUND ASSETS). . . . .  SHARES    SHARES
--------------------------------------------------------
Management Fees. . . . . . . . . . .     0.50%     0.50%
--------------------------------------------------------
Distribution and/or Service
(12b-1) Fees . . . . . . . . . . . .     0.85%     0.85%
--------------------------------------------------------
Other Expenses . . . . . . . . . . .     0.28%     0.28%
--------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES5. . . . . . . . .     1.63%     1.63%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 A CDSC ranging from 5% to 1% is charged when you sell Class X shares within the first six years of purchase. Class X shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  X  and  Class  Y  Shares"  beginning  on  page  20.
3 A CDSC of 1% is charged when you sell Class Y shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class X and Class Y shares" on page 20.
4 Gartmore Mutual Fund Capital Trust ("GMF"), the Fund's investment adviser, and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees and administrative service fees) from exceeding 0.79% for Class X and Class Y shares at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses" could increase to 1.64% for Class X shares and Class Y shares before GMF would be required to limit the Fund's expenses. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class X shares  $   666  $    814  $  1,087  $   1,725
------------------------------------------------------
Class Y shares  $   266  $    514  $    887  $   1,933

You would pay the following expenses on the same investment if you did not sell your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class X shares  $   166  $    514  $    887  $   1,725
------------------------------------------------------
Class Y shares  $   166  $    514  $    887  $   1,933

12
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MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The Statement of Additional Information ("SAI") contains additional information about all of the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

INVESTMENT-GRADE BONDS (ALL FUNDS). Investment-grade bonds include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

MEDIUM-GRADE OBLIGATIONS (BOND AND TAX-FREE). Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by GMF to consider what action, if any, a Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

U.S. GOVERNMENT SECURITIES (BOND AND GOVERNMENT BOND). Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities. With respect to credit risk, securities issued by some government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, and are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

ZERO-COUPON SECURITIES (TAX-FREE). Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount.

Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make the distributions.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (BOND AND GOVERNMENT BOND). U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers; however, as a principal strategy, the Government Bond Fund will not invest in mortgage-backed securities issued by private issuers. Collateralized mortgage obligations ("CMOs") are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the Fund's portfolio manager expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities. Only the Bond Fund will invest in asset-backed securities as a principal investment technique.

FLOATING- AND VARIABLE-RATE SECURITIES (ALL FUNDS). Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities may be callable by the issuer, which means they can be paid off before their maturity date.

13
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MORE  ABOUT  THE  FUNDS

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, these securities are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested in a lower interest rate market that reduces a Fund's income. A Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities they would otherwise purchase.

MUNICIPAL OBLIGATIONS (TAX-FREE). Municipal obligation interest is generally exempt from federal income taxes. Municipal obligations include revenue bonds (which are paid from the revenue of a specific project), general-obligation bonds (which are backed by the taxing power of the issuer), and moral-obligation bonds (which are normally issued by special-purpose public authorities). If the issuer of moral-obligation bonds is unable to pay interest from current revenues, it can draw from a reserve fund, the restoration of which is a moral commitment but not a legal obligation of that issuer. The principal risks of municipal obligations are credit risk and interest rate risk, although local, political and economic factors may also adversely affect the value and liquidity of municipal securities.

MATURITY (ALL FUNDS). Every debt security has a stated maturity date-when the issuer must repay, in whole or in part, the debt security's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed bonds.

A bond mutual fund has no stated maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective, rather than the stated, maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION (ALL FUNDS). Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security.

Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years-the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

PRINCIPAL  RISKS

FOREIGN RISK (BOND). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that the Fund will lose money.

- COUNTRY. General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS. The Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities may be higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

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MORE  ABOUT  THE  FUNDS

- CURRENCY. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Funds' adviser believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income
Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in this manner. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

15
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MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and advises mutual funds. As of January 30, 2004, GMF and its U.S. affiliates had approximately $38.2 billion in assets under management, including approximately $21.7 billion managed by GMF.

Each Fund pays GMF a management fee which is based on the Fund's average daily net assets. The total management fees paid by such Funds for the fiscal year ended October 31, 2003, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:

Gartmore Bond Fund. . . . . .  0.50%
------------------------------------
Gartmore Tax-Free Income Fund  0.50%
------------------------------------
Gartmore Government Bond Fund  0.50%

PORTFOLIO  MANAGERS

GARTMORE BOND FUND. Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are co-portfolio managers of the Gartmore Bond Fund. Mr. Davis joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1998 as a senior portfolio manager and is currently a director. He either manages or co-manages, with Ms. Brown, other institutional fixed income accounts for Nationwide
Insurance. Prior to joining Nationwide Insurance, Mr. Davis was with John Nuveen/Flagship Financial for five years.

Ms. Brown joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1998 as a senior investment analyst and is currently a director. She also co-manages, with Mr. Davis, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide, Ms. Brown was with the Ohio Bureau of Workers' Compensation.

GARTMORE TAX-FREE INCOME FUND. Alpha Benson, Director of Municipal Securities, joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1977 as a financial analyst. Ms. Benson has managed the Gartmore Tax-Free Income Fund and its predecessor from its inception in March 1986, and managed the Financial Horizons Investment Trust Municipal Bond Fund from March 1997 to May 1998.

GARTMORE GOVERNMENT BOND FUND. Gary R. Hunt, CFA, has either managed or co-managed the Gartmore Government Bond Fund, and its predecessor funds, since March 1997. He also manages the Gartmore GVIT Government Bond Fund and an offshore U.S. government bond fund. Mr. Hunt joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency and Agency Mortgage Backed sector for Nationwide Insurance.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

DIFFERENCES  BETWEEN  THE  SHARE  CLASSES

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. If you owned Class B or Class C shares on September 1, 2003, your shares were re-designated as Class X or Class Y shares, respectively, effective as of that date. The change in the names of the share classes of the Funds did not generally affect the operations of these two classes.

CLASS X AND CLASS Y SHARES OF A FUND MAY ONLY BE PURCHASED BY EXISTING CLASS X AND CLASS Y SHAREHOLDERS (FORMER CLASS B AND CLASS C SHAREHOLDERS, RESPECTIVELY) OF THAT FUND AS A SUBSEQUENT PURCHASE OR THROUGH THE REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. SPECIFICALLY, ONLY CLASS X SHAREHOLDERS OF A PARTICULAR FUND WILL BE PERMITTED TO PURCHASE ADDITIONAL CLASS X SHARES OF THAT FUND, AND ONLY CLASS Y SHAREHOLDERS OF A FUND WILL BE PERMITTED TO PURCHASE ADDITIONAL CLASS Y SHARES OF THAT FUND. YOU SHOULD NOTE THE FOLLOWING:

- TO MAKE A SUBSEQUENT PURCHASE, YOU MUST PURCHASE THROUGH THE SAME ACCOUNT AND IN THE SAME CAPACITY.

- IF YOU SELL OR EXCHANGE ALL OF YOUR CLASS X OR CLASS Y SHARES OF A FUND, YOU MAY NOT PURCHASE CLASS X OR CLASS Y SHARES OF THE FUND IN THE FUTURE.

- SHAREHOLDERS ELIGIBLE TO PURCHASE CLASS X OR CLASS Y SHARES SHOULD NOT PURCHASE CLASS B OR CLASS C SHARES, RESPECTIVELY.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:
     Class  A  shares

Contingent  Deferred  Sales  Charge  (CDSC)2:
     Class  X  shares  if  you  sell  your  shares  within six years of purchase
     Class  Y  shares  if  you  sell  your  shares  within  one year of purchase

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class X, Class Y and Class A shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

The following chart outlines the differences between Class X, Class Y and Class A shares:

Class X shares                                    Class Y shares                           Class A shares1
----------------------------------------------------------------------------------------------------------------------
No front-end sales charge,. . . . .  No front-end sales charge, so              Front-end sales charge means
so your full investment immediately  your full investment immediately           that a portion of your initial invest-
goes toward buying shares . . . . .  goes toward buying shares                  ment goes toward the sales charge,
                                                                                and is not invested
----------------------------------------------------------------------------------------------------------------------
No reductions of the CDSC . . . . .  Like Class X shares, no reductions         Reductions and waivers of the sales
available,  but waivers are . . . .  of the CDSC are available, but waivers     Charge available
available . . . . . . . . . . . . .  of CDSC are available
----------------------------------------------------------------------------------------------------------------------
Higher distribution and service . .  Higher distribution and service fees       Lower expenses than Class X and
fees than Class A shares mean . . .  than Class A shares mean higher            Class Y shares mean higher dividends
higher fund expenses and lower. . .  fund expenses and lower dividends          per share
dividends per share . . . . . . . .  per share
----------------------------------------------------------------------------------------------------------------------
After seven years, Class X shares .  Unlike Class X shares, Class Y shares      Conversion features are not
Convert into Class A shares, which.  do not automatically convert into another  Applicable
reduces your future fund expenses.   class
----------------------------------------------------------------------------------------------------------------------
CDSC if shares are sold within. . .  CDSC of 1% is applicable if shares are     No sales charge when shares are
six years:  5% in the first year, .  sold in the first year after purchase      sold back to a Fund2
4% in the second, 3% in the third
and fourth years, 2% in the fifth,
and 1% in the sixth year
----------------------------------------------------------------------------------------------------------------------
Investments of $100,000 or more . .  Investments of $1,000,000 or more ma       No maximum investment limit
may be rejected . . . . . . . . . .  Be rejected3

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1 Class A shares are included because Class X shares will convert to Class A shares after you hold the Class X shares for seven years.
2 A CDSC of up to 0.75% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.
3    This  limit  was  calculated  based  on  a  one  year  holding  period.

17
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

MINIMUM  ADDITIONAL  INVESTMENTS-
CLASS  X  &  CLASS  Y  SHARES

Additional  investments
(per  Fund)                             $100
--------------------------------------------
Additional  Automatic  Asset
Accumulation  Plan  per  transaction     $50
--------------------------------------------

If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The chart below shows the applicable Class A shares front-end sales charges, which decrease as the amount of your investment increases.

                                                    DEALER
                                                  COMMISSION
                      SALES CHARGE     AS A          AS A
                       PERCENTAGE       OF      PERCENTAGE OF
                        OFFERING      AMOUNT       OFFERING
AMOUNT OF PURCHASE        PRICE      INVESTED       PRICE
-------------------------------------------------------------
Less than $50,000. .         4.75%      4.99%           4.00%
-------------------------------------------------------------
50,000 to $99,999 .          4.50       4.71            3.75
-------------------------------------------------------------
100,000 to $249,999          3.50       3.63            3.00
-------------------------------------------------------------
250,000 to $499,999          2.50       2.56            2.00
-------------------------------------------------------------
500,000 to $999,999          2.00       2.04            1.75
-------------------------------------------------------------
1 million or more .          None       None            None*
-------------------------------------------------------------

*Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege (Class A shares only)" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds and Gartmore Focus
Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discounts as described in the prospectus for Class A shares. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.75% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class X, Class Y and Class A shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.75% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

18
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WAIVER  OF  CLASS  Y  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class Y shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

CONVERSION  OF  CLASS  X  SHARES

After you have held your Class X shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class X shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class X shares, you may receive fewer Class A shares than the number of Class X shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUNDS' AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase additional Class X or Class Y shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. You may only purchase Class X shares of a Fund if you currently hold Class X shares of that Fund or Class Y shares of a Fund if you currently hold Class Y shares of that Fund.

BY MAIL. Complete and mail the purchase instructions with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks, or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920, and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its offices in Columbus, Ohio or an authorized intermediary of a Fund receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.
Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption-in-kind, see the SAI.

IF YOU SELL ALL OF YOUR CLASS X OR CLASS Y SHARES OF A FUND, YOU WILL NOT BE ABLE TO BUY CLASS X OR CLASS Y SHARES, RESPECTIVELY, OF THAT FUND IN THE FUTURE. RESTRICTIONS ON SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE  -  CLASS  X  AND  CLASS  Y  SHARES

A  medallion  signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS X, CLASS Y AND CLASS A SHARES The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  X  SHARES

You must pay a CDSC if you sell Class X shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                                                                7
                1      2       3       4       5       6      YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
--------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%       0%

CLASS  Y  SHARES

With respect to Class Y shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

                    $1 MILLION TO    $4 MILLION   $25 MILLION
AMOUNT OF PURCHASE    $3,999,999    $24,999,999     OR MORE
-------------------------------------------------------------
Amount of CDSC . .           0.75%         0.50%         0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class X, Class Y or Class A shares purchased through reinvested dividends and distributions. If you sell your Class X or Class Y shares and reinvest the proceeds in Class X or Class Y shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class X or Class Y shares you paid (unless all Class X and Class Y shares are redeemed from your account). We will also waive the CDSC on Class X or Class Y shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 701/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

The CDSC applicable to Class Y shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

HOW  TO  PLACE  YOUR  SALE  ORDER

CAPITAL  GAINS  TAXES
If you sell Fund shares, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes-Selling and Exchanging Fund Shares" on page 25.

You can request the sale of your Class X and Class Y shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class X and
Class  Y  shares".

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Funds written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally as of 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

ACCOUNTS  WITH  LOW  BALANCES  -  CLASS  X  AND  CLASS  Y  SHARES

If the value of your account holding Class X or Y shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class X and Class Y shares (and Class A shares after Class X conversion), the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class X, Class Y and Class A shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class X, Class Y and Class A shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

FUND/CLASS          AS A % OF DAILY NET ASSETS
-------------------------------------------------------
Class X shares      0.85% (0.10% service fee)
-------------------------------------------------------
Class Y shares      0.85% (0.10% service fee)
-------------------------------------------------------
Class A shares      0.25% (distribution or service fee)

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

CAPITAL  GAINS  TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes -Selling and Exchanging Fund Shares" on page 25.

You can exchange the shares you own for shares of another Fund within Gartmore Funds (except any other Gartmore fund not currently accepting purchase orders) as described below, as long as both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. Class X shareholders of a Fund will be permitted to exchange their Class X shares for Class B shares of any other Gartmore Fund (including one of the other Funds) currently accepting purchase orders and Class Y shareholders of a Fund will be permitted to exchange their Class Y shares for Class C shares of any other such Gartmore Fund. Class X and Class Y shareholders will also be permitted to exchange their shares for Prime Shares of the Gartmore Money Market Fund. However, if you exchange out of Class X or Class Y shares of a Fund into Class B or Class C of another Gartmore Fund, respectively, (or into Prime Shares of the Gartmore Money Market Fund), you will not be permitted to exchange from Class B or Class C of the other Gartmore Fund (or Prime Shares of the Gartmore Money Market Fund) back into Class X or Class Y shares of the original Fund. In addition, you may not exchange Class X or Class Y shares of a Fund for Class X or Class Y shares of another Fund, respectively.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 19 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may e rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

EXCHANGE  FEES

Each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

FUND                                        EXCHANGE FEE
--------------------------------------------------------
Gartmore Emerging Markets Fund                     2.00%
Gartmore Focus Fund                                2.00%
Gartmore Global Financial Services Fund            2.00%
Gartmore Global Health Sciences Fund               2.00%
Gartmore Global Technology and Communications Fund 2.00%
Gartmore Global Utilities Fund                     2.00%
Gartmore International Growth Fund                 2.00%
Gartmore Long-Short Equity Plus Fund               2.00%
Gartmore Nationwide Leaders Fund                   2.00%
Gartmore U.S. Growth Leaders Fund                  2.00%
Gartmore Worldwide Leaders Fund                    2.00%
Gartmore Micro Cap Equity Fund                     1.50%
Gartmore Mid Cap Growth Fund                       1.50%
Gartmore Millennium Growth Fund                    1.50%
Gartmore Small Cap Fund                            1.50%
Gartmore Value Opportunities Fund                  1.50%

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's exchange fee from their customer's accounts. In addition, the exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose an exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or cannot report to the Fund sufficient information to impose an exchange fee on their customers' accounts.

To the extent that an exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  exchange  fee  does  not  apply  to:

-    Shares  exchanged  within  a  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent exchange must have occurred within the 90 day (or 30 day) period the fee is active.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

- Shares exchanged from retirement accounts within 30 days of an automatic payroll deduction With respect to shares you exchange into the Gartmore Money Market Fund following the death or disability of a shareholder or exchange within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS                                                   1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

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DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

The Funds declare dividends daily and distribute them monthly. Income dividends (except as described below for the Gartmore Tax-Free Income Fund) are taxable either as ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). None of the distributions by the Funds are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

GARTMORE  TAX-FREE  INCOME  FUND

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a portion could be taxable. Any taxable distributions will be reported on Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax adviser.

DISTRIBUTIONS  OF  CAPITAL  GAINS

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions (other than on distributions of income exempt from federal income tax in the case of the Tax-Free Income Fund). You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

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DISTRIBUTIONS  AND  TAXES  OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the Class X and Class Y shares for the past 5 years or, if the class has not been in operation for the past five years, for the life of the class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 have been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds' financial statements, are included in the Trust's annual report, which is available upon request. Unless otherwise indicated, all other information was audited by other auditors. The tables include information for Class X (formerly Class B) shares for the years ended October 31, 1999, 2000, 2001, 2002 and 2003 and for Class Y (formerly Class C) shares for the period March 1, 2001 to October 31, 2001, for the years ended October 31, 2002 and 2003.

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FINANCIAL  HIGHLIGHTS

GARTMORE  BOND  FUND

                                             INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                      -------------------------------------------------------------------------------------------------
                                                      NET
                                                 REALIZED AND
                           NET                    UNREALIZED       TOTAL                                       NET
                      ASSET VALUE,      NET          GAINS         FROM          NET                      ASSET VALUE,
                        BEGINNING    INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                        OF PERIOD      INCOME     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
                      -------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended
October 31, 1999 . .  $        9.75        0.47         (0.67)       (0.20)       (0.47)          (0.47)  $        9.08
Year Ended
October 31, 2000 . .  $        9.08        0.52         (0.33)        0.19        (0.52)          (0.52)  $        8.75
Year Ended
October 31, 2001 . .  $        8.75        0.47          0.84         1.31        (0.48)          (0.48)  $        9.58
Year Ended
October 31, 2002 . .  $        9.58        0.45         (0.15)        0.30        (0.45)          (0.45)  $        9.43
Year Ended
October 31, 2003 (c)  $        9.43        0.41          0.24         0.65        (0.41)          (0.41)  $        9.67

CLASS Y SHARES (B)
Period Ended
October 31, 2001 (d)  $        9.19        0.25          0.40         0.65        (0.25)          (0.25)  $        9.59
Year Ended
October 31, 2002 . .  $        9.59        0.45         (0.15)        0.30        (0.45)          (0.45)  $        9.44
Year Ended
October 31, 2003 (c)  $        9.44        0.41          0.24         0.65        (0.41)          (0.41)  $        9.68

                                                RATIOS / SUPPLEMENTAL DATA
                      ------------------------------------------------------------------
                                                             RATIO OF NET
                                                 RATIO OF     INVESTMENT
                                   NET ASSETS    EXPENSES       INCOME
                                   AT END OF    TO AVERAGE    TO AVERAGE
                        TOTAL        PERIOD         NET           NET        PORTFOLIO
                      RETURN (A)     (000S)       ASSETS        ASSETS      TURNOVER (B)
                      ------------------------------------------------------------------
CLASS X SHARES
Year Ended
October 31, 1999 . .     (2.07%)  $      1,662        1.68%          5.07%        64.26%
Year Ended
October 31, 2000 . .       2.15%  $      1,707        1.64%          5.83%        72.80%
Year Ended
October 31, 2001 . .      15.33%  $      2,935        1.72%          5.10%        42.47%
Year Ended
October 31, 2002 . .       3.26%  $      3,548        1.62%          4.79%        27.66%
Year Ended
October 31, 2003 (c)       6.98%  $      3,674        1.60%          4.22%        17.73%

CLASS Y SHARES (B)
Period Ended
October 31, 2001 (d)   7.25% (e)  $        162    1.74% (f)      4.77% (f)        42.47%
Year Ended
October 31, 2002 . .       3.26%  $        272        1.62%          4.78%        27.66%
Year Ended
October 31, 2003 (c)       6.97%  $        256        1.60%          4.21%        17.73%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) Effective September 1, 2003, Class B and Class C shares were renamed Class X and Class Y shares, respectively.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e)  Not  annualized.
(f)  Annualized.

28
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  TAX-FREE  INCOME  FUND

                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                      ------------------------------------------------------------------------------------------------------------
                                                      NET
                                                 REALIZED AND
                           NET                    UNREALIZED       TOTAL                                                  NET
                      ASSET VALUE,      NET          GAINS         FROM          NET         NET                     ASSET VALUE,
                        BEGINNING    INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL          END OF
                        OF PERIOD      INCOME     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS      PERIOD
                      ------------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended
October 31, 1999 . .  $       10.66        0.42         (0.83)       (0.41)       (0.43)     (0.04)          (0.47)  $        9.78
Year Ended
October 31, 2000 . .  $        9.78        0.44          0.25         0.69        (0.44)         -           (0.44)  $       10.03
Year Ended
October 31, 2001 . .  $       10.03        0.40          0.49         0.89        (0.42)         -           (0.42)  $       10.50
Year Ended
October 31, 2002 . .  $       10.50        0.40          0.01         0.41        (0.40)         -           (0.40)  $       10.51
Year Ended
October 31, 2003 (c)  $       10.51        0.38         (0.02)        0.36        (0.38)         -           (0.38)  $       10.49

CLASS Y SHARES
Period Ended
October 31, 2001 (d)  $       10.32        0.22          0.16         0.38        (0.22)         -           (0.22)  $       10.48
Year Ended
October 31, 2002 . .  $       10.48        0.41             -         0.41        (0.40)         -           (0.40)  $       10.49
Year Ended
October 31, 2003 (c)  $       10.49        0.39         (0.03)        0.36        (0.38)         -           (0.38)  $       10.47

                                                     RATIOS / SUPPLEMENTAL DATA
                      -----------------------------------------------------------------------
                                                                  RATIO OF NET
                                                      RATIO OF     INVESTMENT
                                        NET ASSETS    EXPENSES       INCOME
                                        AT END OF    TO AVERAGE    TO AVERAGE
                        TOTAL             PERIOD         NET           NET        PORTFOLIO
                      RETURN (A)          (000S)       ASSETS        ASSETS      TURNOVER (B)
                      -----------------------------------------------------------------------
CCLASS X SHARES
Year Ended
October 31, 1999 . .     (4.02%)       $      3,746        1.56%          4.12%        46.26%
Year Ended
October 31, 2000 . .       7.27%       $      4,601        1.55%          4.50%         7.08%
Year Ended
October 31, 2001 . .       9.06%       $      5,592        1.60%          3.96%         7.29%
Year Ended
October 31, 2002 . .       4.05%       $      6,445        1.58%          3.88%        27.77%
Year Ended
October 31, 2003 (c)       3.48%       $      6,861        1.57%          3.61%        16.91%

CLASS Y SHARES
Period Ended
October 31, 2001 (d)       3.73%  (e)  $        115    1.62% (f)      3.98% (f)         7.29%
Year Ended
October 31, 2002 . .       4.06%       $        221        1.59%          3.87%        27.77%
Year Ended
October 31, 2003 (c)       3.49%       $        652        1.57%          3.61%        16.91%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) Effective September 1, 2003, Class B and Class C shares were renamed Class X and Class Y shares, respectively.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e)  Not  annualized.
(f)  Annualized.

29
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  GOVERNMENT  BOND  FUND

                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                      ------------------------------------------------------------------------------------------------------------
                                                      NET
                                                 REALIZED AND
                           NET                    UNREALIZED       TOTAL                                                  NET
                      ASSET VALUE,      NET          GAINS         FROM          NET         NET                     ASSET VALUE,
                        BEGINNING    INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL          END OF
                        OF PERIOD      INCOME     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS      PERIOD
                      ------------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended
October 31, 1999 . .  $       10.55        0.45         (0.61)       (0.16)       (0.45)     (0.05)          (0.50)  $        9.89
Year Ended
October 31, 2000 . .  $        9.89        0.51          0.13         0.64        (0.51)     (0.02)          (0.53)  $       10.00
Year Ended
October 31, 2001 . .  $       10.00        0.47          0.94         1.41        (0.47)         -           (0.47)  $       10.94
Year Ended
October 31, 2002 . .  $       10.94        0.40          0.19         0.59        (0.40)     (0.20)          (0.60)  $       10.93
Year Ended
October 31, 2003 (d)  $       10.93        0.36         (0.14)        0.22        (0.35)     (0.19)          (0.54)  $       10.61
CLASS Y SHARES
Period Ended
October 31, 2001 (e)  $       10.47        0.24          0.47         0.71        (0.24)         -           (0.24)  $       10.94
Year Ended
October 31, 2002 . .  $       10.94        0.40          0.19         0.59        (0.40)     (0.20)          (0.60)  $       10.93
Year Ended
October 31, 2003 (d)  $       10.93        0.36         (0.14)        0.22        (0.35)     (0.19)          (0.54)  $       10.61

                                                                  RATIOS / SUPPLEMENTAL DATA
                      ---------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                  RATIO OF NET      RATIO OF        INVESTMENT
                                                      RATIO OF     INVESTMENT       EXPENSES          INCOME
                                        NET ASSETS    EXPENSES       INCOME         (PRIOR TO        (PRIOR TO
                                        AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                        TOTAL             PERIOD         NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                      RETURN (A)          (000S)       ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
                      ---------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended
October 31, 1999 . .     (1.57%)       $      1,148        1.64%          4.44%            1.65%            4.43%        51.86%
Year Ended
October 31, 2000 . .       6.72%       $      1,129        1.63%          5.19%            1.63%            5.19%       107.86%
Year Ended
October 31, 2001 . .      14.41%       $      4,024        1.64%          4.27%            1.68%            4.23%       159.68%
Year Ended
October 31, 2002 . .       5.80%       $      6,067        1.58%          3.74%            1.58%            3.74%        99.42%
Year Ended
October 31, 2003 (d)       2.00%       $      5,689        1.57%          3.29%              (h)              (h)       106.65%
CLASS Y SHARES
Period Ended
October 31, 2001 (e)       6.89%  (f)  $        449    1.64% (g)      4.20% (g)        1.73% (g)        4.11% (g)       159.68%
Year Ended
October 31, 2002 . .       5.80%       $        941        1.58%          3.72%            1.58%            3.72%        99.42%
Year Ended
October 31, 2003 (d)       2.00%       $      1,910        1.57%          3.28%              (h)              (h)       106.65%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) Effective September 1, 2003, Class B and Class C shares were renamed Class X and Class Y shares, respectively.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.

30
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INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public Reference Section
Washington, D.C. 20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495
GG-0005  3/04

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

GG-0210 3/04

--------------------------------------------------------------------------------

PROSPECTUS
March  1,  2004

INTERNATIONAL  Series

Gartmore  Emerging  Markets  Fund
Gartmore  International  Growth  Fund

WWW.GARTMOREFUNDS.COM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------

TABLE  OF  CONTENTS

FUND SUMMARIES                              2
Gartmore Emerging Markets Fund
Gartmore International Growth Fund

MORE ABOUT THE FUNDS                       11
Principal Investments and Techniques
Principal Risks
Temporary Investments

MANAGEMENT                                 13
Investment Adviser
Subadviser

BUYING, SELLING AND EXCHANGING FUND SHARES 14
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES                    24
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS                       26

ADDITIONAL INFORMATION BACK COVER

1
--------------------------------------------------------------------------------

FUND  SUMMARIES

This prospectus provides information about Gartmore Emerging Markets Fund and Gartmore International Growth Fund (the "Funds"), two funds offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 11. "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.

Since each of the Funds invests primarily in securities of foreign companies, each Fund may present substantially higher risks and greater volatility than most mutual funds. The Funds may not be appropriate for conservative investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

Each Fund has five different share classes-Class A, Class B, Class C, Class R and Institutional Service Class. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 14.

2
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  EMERGING  MARKETS  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

EMERGING  MARKETS
Emerging  market  countries  are  countries  that

- Have been defined as emerging market countries by the International Finance Corporation,
-    Have  a  low-to-middle  income  economy  according  to  the  World Bank, or
-    Are  listed  as  developing  countries  in  World  Bank  publications.

There are more than 25 countries that currently qualify as emerging market countries, including Brazil, China, South Korea, Mexico and Taiwan.

The Fund seeks long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP"), as subadviser, to manage the Fund's portfolio on a day-to-day basis. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are located in emerging markets or developing countries or that derive a significant portion of their earnings or revenues from emerging market countries. GGP selects companies it believes have the potential to deliver unexpected earnings growth.

GGP looks for emerging markets that are believed to have the potential for strong economic growth, and tries to avoid emerging markets that it believes might be politically or economically unstable.

The Fund invests primarily in common stocks, preferred stocks, equity interests in foreign investment funds or trusts, derivative securities and depositary receipts. The Fund may utilize derivatives, primarily futures and options, for efficient portfolio management.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectations. Share prices usually reflect what the market expects. GGP seeks out companies where it believes the market has underestimated the prospects for earnings potential. Just as importantly, GGP attempts to avoid those companies where future earnings are likely to disappoint.

GGP generates proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are better or worse than the market's consensus. GGP aims to provide strong performance by investing in companies where it believes the market has underestimated the prospects for earnings potential. The heart of GGP's investment strategy focuses on identifying the potential for unexpected earnings by the stringent analysis of strategic factors, industry dynamics, and the assessment of individual company franchises.

In making decisions on whether to buy or sell a security, GGP is not limited by the turnover rate of the Fund. GGP may engage in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

EMERGING MARKETS RISK. The Fund invests primarily in equity securities of companies in emerging market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments, particularly because emerging market countries may be less stable from a political and economic standpoint than other countries. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in emerging market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

3
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  EMERGING  MARKETS  FUND

DERIVATIVES RISK. The Fund may invest in derivatives, primarily futures and options. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund. For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 11.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.]

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2001    -30.43%
2002    -20.94%
2003     65.25%

Best  quarter:     32.73%     4th  qtr.  of  2001
Worst  quarter:    -25.64%    3rd  qtr.  of  2001

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

4
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  EMERGING  MARKETS  FUND

AVERAGE ANNUAL RETURNS1 -                                        SINCE
AS OF DECEMBER 31, 2003                            ONE YEAR   INCEPTION2
-------------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .     55.80%        2.36%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .     55.78%        2.34%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions and
Sale of Shares. . . . . . . . . . . . . . . . . .     36.30%        2.00%
-------------------------------------------------------------------------
Class B shares - Before Taxes . . . . . . . . . .     59.28%        2.69%
-------------------------------------------------------------------------
Class C shares - Before Taxes3, 4 . . . . . . . .     61.67%        3.63%
-------------------------------------------------------------------------
Class R shares - Before Taxes3. . . . . . . . . .     64.28%        3.53%
-------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes     65.85%        4.60%
-------------------------------------------------------------------------
MSCI Emerging Markets Free Index5 . . . . . . . .     56.28%        3.86%
-------------------------------------------------------------------------
S&P/IFCI Emerging Markets Composite Index6. . . .     57.16%        5.75%
-------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  August  30,  2000.
3 These returns until the creation of Class C shares (3/1/01) and Class R shares (12/31/03) include the performance of the Fund's Class B shares. These returns through December 31, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C and Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because Class C and Class R shares invest in the same portfolio of securities as Class B shares. These returns have been restated for the applicable sales charges, but do not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class C and Class R shares.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 The MSCI Emerging Markets Free Index (the "MSCI Index") is an unmanaged index that is designed to represent the performance of the stocks in emerging country stock markets that are available to foreign institutional investors. The Fund is changing the index to which it is compared from the S&P/IFCI Emerging Markets Composite Index (the "S&P/IFCI Index") to the MSCI Index for two principal reasons. First, GGP believes that since the Fund's inception, the MSCI Index has evolved to a point that it is now as comprehensive as the S&P/IFCI Index. Second, GGP also believes that the MSCI Index is more widely recognized and more frequently selected as the benchmark for U.S.-based emerging market mutual funds than is the S&P/IFCI Index. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the MSCI Index would be lower.
6 The S&P/IFCI Index is an unmanaged index that aims to represent the performance of the stocks in emerging stock markets that are available to foreign institutional investors. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on them class you select.

                                                              INSTITUTIONAL
SHAREHOLDER FEES1          CLASS    CLASS    CLASS    CLASS      SERVICE
(PAID DIRECTLY FROM          A        B        C        R         CLASS
YOUR INVESTMENT)          SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage
of offering price) . . .   5.75%2     None     None     None           None
---------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed on redemptions
(as a percentage of
original purchase price
or sale proceeds, as
applicable). . . . . . .    None3    5.00%4   1.00%5    None           None
---------------------------------------------------------------------------
Redemption/Exchange
Fee (as a percentage
of amount redeemed
or exchanged)6 . . . . .    2.00%    2.00%    2.00%    2.00%           2.00%
---------------------------------------------------------------------------
                                                              INSTITUTIONAL
ANNUAL FUND OPERATING. .   CLASS    CLASS    CLASS    CLASS      SERVICE
EXPENSES (DEDUCTED . . .     A        B        C        R         CLASS
FROM FUND ASSETS). . . .  SHARES   SHARES   SHARES   SHARES       SHARES
----------------------------------------------------------------------------
Management Fees. . . . .    1.15%    1.15%    1.15%    1.15%           1.15%
----------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . .    0.25%    1.00%    1.00%  0.40%7            None
----------------------------------------------------------------------------
Other Expenses . . . . .    1.13%    1.05%    1.05%    1.25%           1.05%
----------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .    2.53%    3.20%    3.20%    2.80%           2.20%
----------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .    0.65%    0.65%    0.65%    0.65%           0.65%
--------------------------------------------------------------------- ------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)8 . . . .    1.88%    2.55%    2.55%    2.15%           1.55%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A sales charges" on page 16.

5
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  EMERGING  MARKETS  FUND

3 A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 19, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" on page 17.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  19.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 19.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 22.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.55% for Class A, Class B, Class C, Class R and Institutional Service Class shares at least through February 28, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)" could increase to 2.05% for Class A, 2.30% for Class R and 1.80% for Institutional Service Class Shares before GGAMT would be required to further limit the Fund's expenses. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of other expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A Shares* . . .  $   755  $  1,259  $  1,788  $   3,230
-------------------------------------------------------------
Class B Shares. . . .  $   758  $  1,226  $  1,817  $   3,232
-------------------------------------------------------------
Class C Shares. . . .  $   291  $    726  $  1,287  $   2,817
-------------------------------------------------------------
Class R Shares. . . .  $   218  $    807  $  1,422  $   3,081
-------------------------------------------------------------
Institutional Service
Class Shares. . . . .  $   158  $    626  $  1,120  $   2,483

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B Shares  $   258  $    926  $  1,617  $   3,232
------------------------------------------------------
Class C Shares  $   191  $    726  $  1,287  $   2,817

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more) and, Class R Institutional Service Class shares do not change whether or not you sell your shares.

6
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  INTERNATIONAL  GROWTH  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

GGAMT, the Fund's investment adviser, has chosen GGP, as subad-viser, to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests in equity securities of established foreign companies that are tied economically to a number of countries throughout the world, other than the United States. GGP selects companies it believes have the potential to deliver unexpected earnings growth.

The Fund primarily invests in equity securities which may include common stocks, equity interests in foreign investment funds or trusts and depositary receipts. The Fund may utilize derivatives, primarily futures, and options, for efficient portfolio management.

In making decisions on whether to buy or sell a security, GGP is not limited by the turnover rate of the Fund. GGP may engage in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectations. Share prices usually reflect what the market expects. GGP seeks out companies where it believes the market has underestimated the prospects for earnings potential. Just as importantly, GGP attempts to avoid those companies where future earnings are likely to disappoint.

GGP generates proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are better or worse than the market's consensus. GGP aims to provide strong performance by investing in companies where it believes the market has underestimated the prospects for earnings potential. The heart of GGP's investment strategy focuses on identifying the potential for unexpected earnings by the stringent analysis of strategic factors, industry dynamics, and the assessment of individual company franchises.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

DERIVATIVES RISK. The Fund may invest in derivatives, primarily futures and options. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund.

Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

7
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  INTERNATIONAL  GROWTH  FUND

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.
For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 11.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After tax-returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2001   -23.49%
2002   -17.93%
2003    38.33%

Best  quarter:     18.24%     2nd  qtr.  of  2003
Worst  quarter:   -20.96%     3rd  qtr.  of  2002

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS1 -                                         SINCE
AS OF DECEMBER 31, 2003                             ONE YEAR   INCEPTION2
-------------------------------------------------------------------------
Class A shares - Before Taxes                        30.37%      -9.98%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions        30.37%      -9.98%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares                                   19.74%      -8.32%3
-------------------------------------------------------------------------
Class B shares - Before Taxes                        32.55%      -9.86%
-------------------------------------------------------------------------
Class C shares - Before Taxes4, 5                    35.25%      -9.16%
-------------------------------------------------------------------------
Class R shares - Before Taxes4                       37.55%      -9.04%
-------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes    38.79%      -8.08%
-------------------------------------------------------------------------
Morgan Stanley Capital International (MSCI)
All Country World Index Free ex US6                  40.01%      -4.10%

8
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  INTERNATIONAL  GROWTH  FUND

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  August  30,  2000.
3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 These returns until the creation of Class C shares (3/1/01) and Class R shares (12/31/03) include the performance of the Fund's Class B shares which was achieved prior to the creation of Class C and Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because Class C and Class R shares invest in the same portfolio of securities as Class B shares. These returns have been restated for the applicable sales charges, but do not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class C and Class R shares.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 The MSCI All Country World Index Free ex US is an unmanaged index that is designated to represent the performance of the stocks in companies in all countries except the United States. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This  table  describes  the  fees  and expenses that you may pay when buying and
holding  shares  of  the  Fund,     depending  on  the  class  you  select.

                                                             INSTITUTIONAL
SHAREHOLDER FEES1         CLASS    CLASS    CLASS    CLASS      SERVICE
(PAID DIRECTLY FROM         A        B        C        R         CLASS
YOUR INVESTMENT)         SHARES   SHARES   SHARES   SHARES       SHARES
--------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage
of offering price). . .   5.75%2    None     None     None            None
--------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as
applicable) . . . . . .    None3    5.00%4   1.00%5   None            None
--------------------------------------------------------------------------
Redemption/Exchange
Fee(as a percentage
of amount redeemed
or exchanged)6. . . . .    2.00%    2.00%    2.00%    2.00%           2.00%
---------------------------------------------------------------------------
                                                              INSTITUTIONAL
ANNUAL FUND OPERATING .   CLASS    CLASS    CLASS    CLASS      SERVICE
EXPENSES (DEDUCTED. . .     A        B        C        R         CLASS
FROM FUND ASSETS) . . .  SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Management Fees . . . .    1.00%    1.00%    1.00%    1.00%           1.00%
---------------------------------------------------------------------------
Distribution and/or
Service
(12b-1) Fees. . . . . .    0.25%    1.00%    1.00%    0.40%7           None
---------------------------------------------------------------------------
Other Expenses. . . . .    1.13%    1.13%    1.13%    1.33%           1.13%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . .    2.38%    3.13%    3.13%    2.73%           2.13%
---------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement . . . . .    0.73%    0.73%    0.73%    0.73%           0.73%
---------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)8. . . .    1.65%    2.40%    2.40%    2.00%           1.40%

9
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  INTERNATIONAL  GROWTH  FUND

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" on page 16.
3 A contingent deferred sales charge (CSDC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 19, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" on page 17.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  19.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 19.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See ""Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 22.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.40% for Class A, Class B, Class C, Class R and Institutional Service Class shares at least through February 28, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.90% for Class A, 2.15% for Class R and 1.65% for Institutional Service Class shares before GGAMT would be required to further limit the Fund's expenses. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of other expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A Shares* . . .  $   733  $  1,209  $  1,710  $   3,083
-------------------------------------------------------------
Class B Shares. . . .  $   743  $  1,197  $  1,777  $   3,133
-------------------------------------------------------------
Class C Shares. . . .  $   343  $    897  $  1,577  $   3,388
-------------------------------------------------------------
Class R Shares. . . .  $   203  $    778  $  1,380  $   3,008
-------------------------------------------------------------
Institutional Service
Class Shares. . . . .  $   143  $    597  $  1,077  $   2,404

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B Shares  $   243  $    897  $  1,577  $   3,133
------------------------------------------------------
Class C Shares  $   243  $    897  $  1,577  $   3,388

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

10
--------------------------------------------------------------------------------

MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following additional principal investments and techniques described below in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about both of the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

PREFERRED STOCK. (EMERGING MARKETS) Preferred stocks are a type of equity security. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. However, because of their dividend feature, preferred stocks may not fluctuate in value as much as the issuer's common stock unless the preferred stock is convertible into such common stock. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

The decision for the Fund to invest in the preferred stock of a company rather than (or in addition to) its common stock is dictated by market conditions. In addition, in some markets, preferred stock may be more liquid than common stock, enabling the Fund to sell the preferred stock more readily at the desired price while also incurring lower transaction costs (such as brokerage commissions).

DERIVATIVES. (BOTH FUNDS) The Funds may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

DEPOSITARY RECEIPTS. (BOTH FUNDS) A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts
(ADRs),  Global  Depositary  Receipts  (GDRs)  and  European Depositary Receipts
(EDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PRINCIPAL  RISKS

FOREIGN RISK. (BOTH FUNDS) Investments in foreign securities involves special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

- COUNTRY. General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in that country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS. Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount a Fund can earn on its investments.

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

11
--------------------------------------------------------------------------------

MORE  ABOUT  THE  FUNDS

- CURRENCY. A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

--------------------------------------------------------------------------------
12

MANAGEMENT

INVESTMENT  ADVISER

Gartmore Global Asset Management Trust ("GGAMT"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GGAMT was organized in July 2000, and advises mutual funds and institutional separate accounts. As of January 30, 2004, GGAMT and its U.S. affiliates had approximately $38.2 billion in assets under management, of which $371.9 million was managed by GGAMT.

Each Fund pays GGAMT a management fee, which is based on the Fund's average daily net assets. The annual management fees paid by each Fund for the fiscal year ended October 31, 2003 (including fees paid to the Funds' subadviser), expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, are as follows:

FUND                                 FEE
-----------------------------------------
Gartmore Emerging Markets Fund . .  1.15%
-----------------------------------------
Gartmore International Growth Fund  1.00%

Effective March 1, 2004, the contractual management fees for the Funds have been changed as follows:

FUND                                          ASSETS             FEE
--------------------------------------------------------------------
Gartmore Emerging Markets Fund . .  0 up to $500 million       1.15%
                                    500 million to $2 billion  1.10%
                                    $2 billion and more        1.05%
--------------------------------------------------------------------
Gartmore International Growth Fund  0 up to $500 million       1.00%
                                    500 million to $2 billion  0.95%
                                    $2 billion and more        0.90%
--------------------------------------------------------------------

SUBADVISER

Gartmore Global Partners ("GGP"), 1200 River Road, Conshohocken, Pennsylvania 19428, is the subadviser to the Funds. Subject to the supervision of GGAMT and the Trustees, GGP manages each Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP offers international investment capabilities on behalf of the Gartmore Group to the U.S. institutional market place. Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company's asset management business, represents a unified global marketing and investment platform featuring 10 affiliated investment advisers including GGP. Collectively, these affiliates (located in the U.S., U.K., and Japan) have over $90.1 billion in net assets under management as of December 31, 2003, of which $1.1 billion is managed by GGP.

Out of its management fee, GGAMT paid GGP an annual subadvisory fee for the fiscal year ended October 31, 2003, based on the Fund's average daily net assets, as follows:

FUND                                 FEE
------------------------------------------
Gartmore International Growth Fund   0.50%
------------------------------------------
Gartmore Emerging Markets Fund . .  0.575%

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the persons primarily responsible for day-to-day management of each Fund.

PORTFOLIO  MANAGEMENT  TEAM-GARTMORE  INTERNATIONAL  GROWTH  FUND

The GGP Global Equities team is responsible for day-to-day management of the Gartmore International Growth Fund.

PORTFOLIO  MANAGEMENT  TEAM-GARTMORE  EMERGING  MARKETS  FUND

Philip Ehrmann and Peter Dalgliesh of the Pacific and Emerging Markets Equity Team are the portfolio managers for the Gartmore Emerging Markets Fund. In that capacity, they are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Ehrmann joined GGP in 1995 as Head of the Emerging Markets Equity Team. He was appointed Head of the Pacific and Emerging Markets team in May 2000. Prior to joining GGP, Mr. Ehrmann was Director of Emerging Markets at Invesco.

Mr. Dalgliesh joined GGP as an investment manager on the Pacific and Emerging Markets Equity team in March 2002. Prior to joining GGP, Mr. Dalgliesh spent seven years at Jupiter Asset Management where he was an Asia Pacific Equity Fund Manager.

13
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Class R and Institutional Service Class shares are available to a limited group of investors and are not offered by all Funds.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:

-    Class  A  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
- Class C shares if you sell your shares within one year of purchase No Sales Charges on Class R or Institutional Service Class shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A and Institutional Service Class shares. With respect to Class R shares, these administative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:


CLASS A SHARES                           CLASS B SHARES                       CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Front-end sales charge . . .  No front-end sales charge,             No front-end sales charge,
means that a portion of your  so your full investment                so your full investment
initial investment goes. . .  immediately goes toward                immediately goes toward
toward the sales charge, . .  buying shares                          buying shares
and is not invested
------------------------------------------------------------------------------------------------------
Reductions and waivers . . .  No reductions of the CDSC              Like Class B shares, no
of the sales charge. . . . .  available, but waivers                 reductions of the CDSC are
available. . . . . . . . . .  available                              available, but waivers of CDSC
                                                                     are available
------------------------------------------------------------------------------------------------------
Lower expenses than. . . . .  Higher distribution and service        Higher distribution and service
Class B and Class C. . . . .  fees than Class A shares mean          fees than Class A shares mean
shares mean higher . . . . .  higher fund expenses and lower         higher fund expenses and lower
dividends per share. . . . .  dividends per share                    dividends per share
------------------------------------------------------------------------------------------------------
Conversion features. . . . .  After seven years, Class B shares      Unlike Class B shares, Class C
are not applicable . . . . .  Convert into Class A shares, which     shares do not automatically
                              reduces your future fund expenses      convert into another class
------------------------------------------------------------------------------------------------------
No sales charge when . . . .  CDSC if shares are sold within         CDSC of 1% is applicable if
shares are sold back . . . .  six years: 5% in the first year, 4%    Shares are sold in the first year
to a Fund1 . . . . . . . . .  in the second, 3% in the third and     after purchase
                              fourth years, 2% in the fifth, and 1%
                              in the sixth year
------------------------------------------------------------------------------------------------------
No maximum investment limit.  Investments of $100,000 or more        Investments of $1,000,000 or
                              may be rejected                        more may be rejected2

--------------------------------------------------------------------------------
1 A CDSC of up to 1.00% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

14
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

For investors who are eligible to purchase Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Funds each offer Institutional Service Class and Class R shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, one-person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A or Institutional Service Class of any of the Funds, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- retirement plans for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

15
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

MINIMUM INVESTMENTS-CLASS A, B & C SHARES

To open an account (per Fund)       $2,000
------------------------------------------
To open an IRA account
(per Fund). . . . . . . . . . . .  $ 1,000
------------------------------------------
Additional investments
(per Fund). . . . . . . . . . . .  $   100
------------------------------------------
To start an Automatic Asset
Accumulation Plan . . . . . . . .  $ 1,000
------------------------------------------
Additional Automatic Asset
Accumulation Plan
per transaction . . . . . . . . .  $    50
------------------------------------------
MINIMUM INVESTMENTS-INSTITUTIONAL
SERVICE CLASS SHARES

To open an account
(per Fund). . . . . . . . . . . .  $50,000
------------------------------------------
Additional investments. . . . . .     None
------------------------------------------

If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed. Fair value determinations are required for securities whose value is affected by a "significant" event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV. Typically this will involve events occurring after the close of a foreign market on which a security trades and before the next calculation of the Fund's NAV. If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. In particular, GSACT may determine that an investment should be valued at fair value if the value of a security held by a Fund has been materially affected by events occurring before the Fund's NAV is calculated but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The charts below show the applicable Class A front-end shares sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES                                          DEALER
                            SALES CHARGE AS % OF      COMMISSION
                                         AMOUNT         AS % OF
                        OFFERING        INVESTED       OFFERING
AMOUNT OF PURCHASE        PRICE      (APPROXIMATELY)     PRICE
-----------------------------------------------------------------
Less than $50,000. .          5.75%            6.10%        5.00%
-----------------------------------------------------------------
50,000 to $99,999 .           4.75             4.99         4.00
-----------------------------------------------------------------
100,000 to $249,999           3.50             3.63         3.00
-----------------------------------------------------------------
250,000 to $499,999           2.50             2.56         2.00
-----------------------------------------------------------------
500,000 to $999,999           2.00             2.04         1.75
-----------------------------------------------------------------
1 million or more .           None             None         None*
-----------------------------------------------------------------

*  Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM
CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege (Class A shares only)" in the SAI for more information.

16
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds and Gartmore Focus
Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, purchases of Class D shares may also be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and Class D shares for those Gartmore Funds which have Class D shares)
-    Retirement  plans.
- Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
-    Any  investment  advisory  clients  of  GMF,  GSACT  and their affiliates.
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).


17
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Additional  investors eligible for sales charge waivers may be found in the SAI.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUND'S AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 and the wire must be received by the custodian bank prior to the calculation of the fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or an authorized intermediary of a Fund receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

18
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  medallion  signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC)  ON  CLASS  A,  CLASS CLASS B SHARES

The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

AMOUNT OF         $1 MILLION        $4 MILLION     $25 MILLION
PURCHASE         TO $3,999,999    TO $24,999,999     OR MORE
---------------------------------------------------------------
Amount of CDSC            1.00%             0.50%         0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 701/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

HOW  TO  PLACE  YOUR  SALE  ORDER

CAPITAL  GAINS  TAXES
If you sell Fund shares you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 24.

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B and Class C shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally as of 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to redeem Fund shares on this web-site at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

20
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, Class B or Class C shares of a Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund pays amounts not exceeding an annual amount of:

FUND/CLASS          AS A % OF DAILY NET ASSETS
-------------------------------------------------------
Class A shares      0.25% (distribution or service fee)
-------------------------------------------------------
Class B shares      1.00% (0.25% service fee)
-------------------------------------------------------
Class C shares      1.00% (0.25% service fee)
-------------------------------------------------------
Class R shares      0.50% (0.25%
                    of which may be either a
                    distribution or service fee)

Institutional  Service  Class  shares  pay  no  Rule  12b-1  fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

CAPITAL  GAINS  TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 24.

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class R, or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another fund within the Gartmore Funds and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C, and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 18 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION  FEES

The Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

EXCHANGE  FEES

The following Gartmore Funds (including certain of the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth
Leaders  Fund  and  Gartmore  Nationwide  Leaders  Fund):

FUND                             EXCHANGE FEE
---------------------------------------------
Gartmore Emerging Markets Fund          2.00%
Gartmore Focus Fund                     2.00%
Gartmore Global Financial Services Fund 2.00%
Gartmore Global Health Sciences Fund    2.00%
Gartmore Global Technology and
Communications Fund                     2.00%
Gartmore Global Utilities Fund          2.00%
Gartmore International Growth Fund      2.00%
Gartmore Long-Short Equity Plus Fund    2.00%
Gartmore Nationwide Leaders Fund        2.00%
Gartmore U.S. Growth Leaders Fund       2.00%
Gartmore Worldwide Leaders Fund         2.00%
Gartmore Micro Cap Equity Fund          1.50%
Gartmore Mid Cap Growth Fund            1.50%
Gartmore Millennium Growth Fund         1.50%
Gartmore Small Cap Fund                 1.50%
Gartmore Value Opportunities Fund       1.50%

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  redemption  or  exchange  fee  does  not  apply  to:

-    Shares  sold  or  exchanged  under  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply.
- Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts
- Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

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ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

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DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates, provided that certain holding period requirements are met. You should be aware that dividends received by a Fund from a foreign corporation will generally be qualified dividends only if the foreign corporation is eligible for benefits under a comprehensive income tax treaty with the U.S. that has been determined by the Treasury Department to be qualified. The Funds, and in particular the Emerging Markets Fund, are not restricted to investing in countries with such an income tax treaty with the U.S., which will effect the amount of your income dividends that are qualified dividends eligible for taxation at reduced rates. Please consult your tax adviser.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

CHANGING  YOUR  DISTRIBUTION  OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordi nary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

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DISTRIBUTIONS  AND  TAXES

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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FINANCIAL  HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance for the life of the Funds. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

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FINANCIAL  HIGHLIGHTS

GARTMORE  EMERGING  MARKETS  FUND

                                                INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                      ----------------------------------------------------------------------------------------------------
                                                         NET
                                                    REALIZED AND
                           NET                       UNREALIZED       TOTAL                                       NET
                      ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                        BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                        OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
                      ----------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $       10.00         (0.01)         (1.87)       (1.88)       (0.01)          (0.01)  $        8.11
Year Ended
October 31, 2001 . .  $        8.11          0.01          (2.14)       (2.13)           -               -   $        5.98
Year Ended
October 31, 2002 . .  $        5.98         (0.03)          0.85         0.82            -               -   $        6.80
Year Ended
October 31, 2003 . .  $        6.80          0.03           3.71         3.74            -               -   $       10.54

CLASS B SHARES
Period Ended
October 31, 2000 (d)  $       10.00         (0.01)         (1.88)       (1.89)       (0.01)          (0.01)  $        8.10
Year Ended
October 31, 2001 . .  $        8.10         (0.03)         (2.13)       (2.16)           -               -   $        5.94
Year Ended
October 31, 2002 . .  $        5.94         (0.08)          0.85         0.77            -               -   $        6.71
Year Ended
October 31, 2003 . .  $        6.71            .-           3.62         3.62            -               -   $       10.33

CLASS C SHARES
Period Ended
October 31, 2001 (e)  $        7.57         (0.01)         (1.54)       (1.55)           -               -   $        6.02
Year Ended
October 31, 2002 . .  $        6.02         (0.08)          0.86         0.78            -               -   $        6.80
Year Ended
October 31, 2003 . .  $        6.80            .-           3.67         3.67            -               -   $       10.47

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended
October 31, 2000 (d)  $       10.00            .-          (1.88)       (1.88)       (0.01)          (0.01)  $        8.11
Year Ended
October 31, 2001 . .  $        8.11          0.04          (2.13)       (2.09)       (0.01)          (0.01)  $        6.01
Year Ended
October 31, 2002 . .  $        6.01         (0.02)          0.87         0.85            -               -   $        6.86
Year Ended
October 31, 2003 . .  $        6.86          0.08           3.72         3.80            -               -   $       10.66

                                                               RATIOS / SUPPLEMENTAL DATA
                      --------------------------------------------------------------------------------------------------------
                                                                                                 RATIO OF NET
                                                               RATIO OF NET      RATIO OF         INVESTMENT
                                                   RATIO OF     INVESTMENT       EXPENSES           INCOME
                                     NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                     AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                         TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                       RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                      --------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  (18.90%) (f)  $      1,366    2.15% (g)    (0.35%) (g)        7.24% (g)        (5.44%) (g)        10.88%
Year Ended
October 31, 2001 . .      (26.24%)  $      1,066        2.15%          0.18%            5.93%            (3.60%)        97.85%
Year Ended
October 31, 2002 . .        13.71%  $      1,996        2.01%        (0.49%)            2.41%            (0.89%)        57.86%
Year Ended
October 31, 2003 . .        55.00%  $      9,070        1.88%          0.61%            2.45%              0.05%       146.04%

CLASS B SHARES
Period Ended
October 31, 2000 (d)  (19.00%) (f)  $      1,353    2.75% (g)    (0.95%) (g)        7.96% (g)        (6.16%) (g)        10.88%
Year Ended
October 31, 2001 . .      (26.67%)  $      1,164        2.75%        (0.40%)            6.67%            (4.32%)        97.85%
Year Ended
October 31, 2002 . .        12.96%  $      1,443        2.71%        (1.18%)            3.22%            (1.69%)        57.86%
Year Ended
October 31, 2003 . .        53.95%  $      2,010        2.55%          0.07%            3.18%            (0.56%)       146.04%

CLASS C SHARES
Period Ended
October 31, 2001 (e)  (20.48%) (f)  $         10    2.75% (g)    (0.85%) (g)        8.68% (g)        (6.78%) (g)        97.85%
Year Ended
October 31, 2002 . .        12.96%  $         15        2.72%        (1.12%)            3.28%            (1.68%)        57.86%
Year Ended
October 31, 2003 . .        53.97%  $      1,398        2.55%        (0.12%)            2.95%            (0.52%)       146.04%

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended
October 31, 2000 (d)  (18.90%) (f)  $      1,354    1.82% (g)    (0.02%) (g)        6.95% (g)        (5.15%) (g)        10.88%
Year Ended
October 31, 2001 . .      (25.81%)  $      1,004        1.82%          0.49%            5.60%            (3.29%)        97.85%
Year Ended
October 31, 2002 . .        14.14%  $      1,145        1.73%        (0.21%)            2.24%            (0.72%)        57.86%
Year Ended
October 31, 2003 . .        55.39%  $      1,781        1.55%          1.07%            2.18%              0.44%       146.04%

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(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

27
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FINANCIAL  HIGHLIGHTS

GARTMORE  INTERNATIONAL  GROWTH  FUND

                                                       INVESTMENT ACTIVITIES
                        ----------------------------------------------------------------------------------------------
                                                                       NET
                                                                  REALIZED AND
                             NET                                   UNREALIZED       TOTAL     NET ASSET
                        ASSET VALUE,        NET                       GAINS         FROM        VALUE,
                          BEGINNING     INVESTMENT    REDEMPTION   (LOSSES) ON   INVESTMENT     END OF       TOTAL
                          OF PERIOD    INCOME (LOSS)     FEES      INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)
                        ----------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d) .  $       10.00             -            -         (1.14)       (1.14)  $     8.86  (11.40%) (f)
Year Ended
October 31, 2001 . . .  $        8.86         (0.02)           -         (2.65)       (2.67)  $     6.19      (30.14%)
Year Ended
October 31, 2002 . . .  $        6.19          0.01            -         (0.82)       (0.81)  $     5.38      (13.09%)
Year Ended
October 31, 2003 . . .  $        5.38         (0.01)        0.03          1.58         1.60   $     6.98        29.74%

CLASS B SHARES
Period Ended
October 31, 2000 (d) .  $       10.00         (0.01)           -         (1.14)       (1.15)  $     8.85  (11.50%) (f)
Year Ended
October 31, 2001 . . .  $        8.85         (0.07)           -         (2.64)       (2.71)  $     6.14      (30.62%)
Year Ended
October 31, 2002 . . .  $        6.14         (0.03)           -         (0.81)       (0.84)  $     5.30      (13.68%)
Year Ended
October 31, 2003 . . .  $        5.30         (0.05)        0.03          1.54         1.52   $     6.82        28.68%

CLASS C SHARES
Period Ended
October 31, 2001 (e) .  $        7.72         (0.02)           -         (1.53)       (1.55)  $     6.17  (20.08%) (f)
Year Ended
October 31, 2002 . . .  $        6.17         (0.03)           -         (0.81)       (0.84)  $     5.33      (13.61%)
Year Ended
October 31, 2003 . . .  $        5.33         (0.05)        0.03          1.55         1.53   $     6.86        28.71%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended
October 31, 2000 (d) .  $       10.00          0.01            -         (1.15)       (1.14)  $     8.86  (11.40%) (f)
Year Ended
October 31, 2001 . . .  $        8.86             -            -         (2.64)       (2.64)  $     6.22      (29.80%)
Year Ended
October 31, 2002 . . .  $        6.22          0.03            -         (0.83)       (0.80)  $     5.42      (12.86%)
Year Ended
October 31, 2003 . . .  $        5.42          0.01         0.03          1.59         1.63   $     7.05        30.07%

                                                   RATIOS / SUPPLEMENTAL DATA
                        ------------------------------------------------------------------------------------------
                                                                                     RATIO OF NET
                                                   RATIO OF NET      RATIO OF         INVESTMENT
                                       RATIO OF     INVESTMENT       EXPENSES           INCOME
                         NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                         AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                           (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                        ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d) .  $      2,975    1.85% (g)      0.05% (g)        4.01% (g)        (2.11%) (g)        46.31%
Year Ended
October 31, 2001 . . .  $      2,156        1.85%        (0.30%)            4.01%            (2.46%)       236.28%
Year Ended
October 31, 2002 . . .  $      1,965        1.76%          0.20%            2.10%            (0.14%)       226.70%
Year Ended
October 31, 2003 . . .  $      2,592        1.65%          0.39%            2.37%            (0.33%)       304.72%

CLASS B SHARES
Period Ended
October 31, 2000 (d) .  $      2,950    2.45% (g)    (0.54%) (g)        4.75% (g)        (2.84%) (g)        46.31%
Year Ended
October 31, 2001 . . .  $      2,078        2.45%        (0.89%)            4.75%            (3.19%)       236.28%
Year Ended
October 31, 2002 . . .  $      1,840        2.46%        (0.50%)            2.85%            (0.89%)       226.70%
Year Ended
October 31, 2003 . . .  $      2,395        2.40%        (0.36%)            3.12%            (1.08%)       304.72%

CLASS C SHARES
Period Ended
October 31, 2001 (e) .  $         10    2.45% (g)    (1.10%) (g)        6.72% (g)        (5.37%) (g)       236.28%
Year Ended
October 31, 2002 . . .  $         10        2.46%        (0.53%)            2.95%            (1.02%)       226.70%
Year Ended
October 31, 2003 . . .  $         16        2.40%        (0.37%)            3.12%            (1.09%)       304.72%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended
October 31, 2000 (d) .  $      2,954    1.52% (g)      0.39% (g)        3.75% (g)        (1.84%) (g)        46.31%
Year Ended
October 31, 2001 . . .  $      2,073        1.52%          0.03%            3.72%            (2.17%)       236.28%
Year Ended
October 31, 2002 . . .  $      1,807        1.48%          0.48%            1.85%              0.11%       226.70%
Year Ended
October 31, 2003 . . .  $      2,350        1.40%          0.64%            2.12%            (0.08%)       304.72%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

28
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INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
-     Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public Reference Section
Washington, D.C. 20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495
GG-0005  3/04

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

GG-09005 3/04

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